                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number 811-03942

                     Lord Abbett Tax-Free Income Fund, Inc.
                     --------------------------------------
               (Exact name of registrant as specified in charter)

                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
               (Address of principal executive offices) (zip code)

           Christina T. Simmons, Vice President & Assistant Secretary
                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 201-6984
                                                           --------------

Date of fiscal year end: 9/30

Date of reporting period: 3/31/04

ITEM 1: Report to Shareholders.

[LORD ABBETT LOGO]

 2004
   SEMI-
  ANNUAL
     REPORT

LORD ABBETT
TAX-FREE INCOME FUND
TAX-FREE INCOME TRUST

           NATIONAL TAX-FREE FUND
           CALIFORNIA TAX-FREE FUND
           CONNECTICUT TAX-FREE FUND
           HAWAII TAX-FREE FUND
           MINNESOTA TAX-FREE FUND
           MISSOURI TAX-FREE FUND
           NEW JERSEY TAX-FREE FUND
           NEW YORK TAX-FREE FUND
           TEXAS TAX-FREE FUND
           WASHINGTON TAX-FREE FUND
           INSURED INTERMEDIATE TAX-FREE FUND
           FLORIDA TAX-FREE TRUST
           GEORGIA TAX-FREE TRUST
           MICHIGAN TAX-FREE TRUST
           PENNSYLVANIA TAX-FREE TRUST

FOR THE SIX MONTHS ENDED MARCH 31, 2004

--------------------------------------------------------------------------------
LORD ABBETT TAX-FREE INCOME FUND AND LORD ABBETT TAX-FREE INCOME TRUST SEMI-ANNUAL REPORT
FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2004

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of the Fund's and Trust's strategies and performance for the six-month period ended March 31, 2004. On this and the following pages, we discuss the major factors that influenced performance.

     Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN
--------------------------------------------------------------------------------
Q. WHAT WERE THE OVERALL MARKET CONDITIONS DURING THE REPORTING PERIOD?

A. Despite occasional disappointments in job reports, the overall trend in the U.S. economy was positive in the period, providing more fuel to speculation that the Federal Reserve Board would start raising interest rates again in 2004. The Treasury markets reflected the turmoil, while the municipal bond market more typically focused on issues related to supply and demand. There were signs, however, of improving fiscal health in states and municipalities, and the municipal bond market began to discount the possibility of future defaults.

     After a slow period of new issuance during the November-January holiday period, new bond issues began to fill the pipeline again in February and March. One of the largest issuers in the period was California, which placed $2 billion in general obligation bonds on the market in February. The bonds offered investors generous yields, reflecting the state's earlier downgrade in credit rating.

     Stronger equity markets generally can be counted on to siphon some assets out of municipal bonds into stocks. Certainly, this was the case in the first three months of the fiscal year. Demand remained firm, however, as high net-worth investors sought year-end tax shelters, and institutional investors continued to find value relative to Treasuries. Demand from retail investors was intermittent throughout the period and was particularly weak on those occasions when municipal bond yields dipped below 5%, an unattractive level for most individual investors. Following a series of terrorist attacks overseas in March, cash flowed out of equities for the first time in many months, providing support once again to the fixed-income market in general.

     Overall, intermediate- to longer-term maturities outperformed short-term maturities. In our opinion, short-term maturities remain a significantly overbought segment of the market and the one most likely to experience the greatest correction should interest rates rise. Lower-rated credits, in general, performed well, as investors continued their search for yield in a low interest-rate environment.

--------------------------------------------------------------------------------

Q. HOW DID THE FUND/TRUST PERFORM FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2004?

A. The Fund/Trust underperformed its long-only benchmark, the Lehman Municipal Long Current Bond Index,(1) while exhibiting, for the most part, more favorable performance against its peer groups, as represented in the Lipper Funds Average.(2) See table below.

                                     SIX MONTH RETURN                  LEHMAN MUNICIPAL    LEHMAN
                                       9/30/2003 TO     LIPPER FUNDS    LONG CURRENT      MUNICIPAL
                                         3/31/2004       AVERAGE(2)     BOND INDEX(1)      INDEX(3)
                                     ----------------   ------------   ----------------   ---------
NATIONAL TAX-FREE FUND                   3.40%              2.84%            4.71%          3.12%
CALIFORNIA TAX FREE FUND                 3.76%              3.26%            4.71%          3.12%
CONNECTICUT TAX-FREE FUND                3.25%              2.75%            4.71%          3.12%
HAWAII TAX-FREE FUND                     3.22%              2.60%            4.71%          3.12%
MINNESOTA TAX-FREE FUND                  3.15%              3.00%            4.71%          3.12%
MISSOURI TAX-FREE FUND                   2.95%              2.56%            4.71%          3.12%
NEW JERSEY TAX-FREE FUND                 3.13%              2.92%            4.71%          3.12%
NEW YORK TAX-FREE FUND                   3.06%              2.86%            4.71%          3.12%
TEXAS TAX-FREE FUND                      3.31%              2.30%            4.71%          3.12%
WASHINGTON TAX-FREE FUND                 2.87%              2.18%            4.71%          3.12%
INSURED INTERMEDIATE TAX-FREE FUND       2.15%              2.41%            4.71%          3.12%
FLORIDA TAX-FREE TRUST                   2.75%              2.59%            4.71%          3.12%
GEORGIA TAX-FREE TRUST                   3.46%              2.33%            4.71%          3.12%
MICHIGAN TAX-FREE TRUST                  2.81%              2.37%            4.71%          3.12%
PENNSYLVANIA TAX-FREE TRUST              3.61%              2.83%            4.71%          3.12%

                   STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS*

                                                                                  10 YEARS/
                                        1 YEAR               5 YEARS           SINCE INCEPTION
                                        ------               -------           ---------------
NATIONAL TAX-FREE FUND                   2.01%                4.23%                 5.71%
CALIFORNIA TAX FREE FUND                 1.61%                4.19%                 5.29%
CONNECTICUT TAX-FREE FUND                2.10%                4.33%                 5.59%
HAWAII TAX-FREE FUND                     2.16%                3.95%                 5.39%
MINNESOTA TAX-FREE FUND**                1.91%                4.55%                 6.06%
MISSOURI TAX-FREE FUND                   1.83%                4.46%                 5.45%
NEW JERSEY TAX-FREE FUND                 1.00%                3.89%                 5.47%
NEW YORK TAX-FREE FUND                   2.05%                4.78%                 5.45%
TEXAS TAX-FREE FUND                      2.60%                4.41%                 5.88%
WASHINGTON TAX-FREE FUND                 1.40%                4.20%                 5.89%
INSURED INTERMEDIATE TAX-FREE FUND***     N/A                  N/A                 -1.05%
FLORIDA TAX-FREE TRUST                   1.63%                3.95%                 5.13%
GEORGIA TAX-FREE TRUST**                 3.03%                5.35%                 7.18%
MICHIGAN TAX-FREE TRUST                  1.97%                5.24%                 6.15%
PENNSYLVANIA TAX-FREE TRUST              2.53%                4.59%                 5.90%


PERFORMANCE DATA QUOTED ABOVE IS HISTORICAL. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. BECAUSE OF ONGOING MARKET VOLATILITY, FUND/TRUST PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND/TRUST WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.lordabbett.com.

*Standardized Average Annual Total Returns, which reflect performance at the maximum 3.25% sales charge applicable to Class A share investments and include the reinvestment of all distributions as of March 31, 2004.

**Inception date December 27, 1994.

***Inception date June 30, 2003.

--------------------------------------------------------------------------------

Q. WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A. Throughout the period, investors continued to show a preference for the higher-yielding, lower quality area of the municipal bonds market, a sector in which we do not participate. Accordingly, we did not benefit from capital appreciation in that sector. Also detracting from performance was the short-term defensive component of the portfolios, as shorter maturities in general exhibited coupon-driven performance in the period.

     Contributing to performance overall was our focus on longer-maturity, high-quality municipal bonds--a highly liquid segment of the market throughout the interest rate cycle and one that we believe is most consistent with a long-term investment perspective. In general, we tended to avoid short-term paper, preferring instead to build a defensive component in the portfolio through more marketable paper such as pre-refunded bonds, when available,(4) which are of high credit quality and offer high coupons.

     Reflecting improvements in state budgets, holdings in tax-based general obligation contributed to performance. Revenue bonds were also a positive factor later in the period.

     The Fund's and the Trust's portfolios are actively managed and, therefore, their holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change.

(1) Lehman Municipal Long Current Bond Index is a total return benchmark designed for long-term municipal assets. The index includes bonds with a minimum credit rating of BAA3, bonds issued as part of a deal of at least $50 million, with an amount outstanding of at least $5 million, a maturity of twenty-two years or greater and have been issued after December 31, 1990. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.
(2) Lipper Funds Average: Lipper Inc. is a nationally recognized organization that reports on mutual fund total return performance and calculates fund rankings. Peer averages are based on universes of funds with similar investment objectives. Peer group averages include reinvested dividends and capital gains, if any, and exclude sales charges.(C)2004 REUTERS. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. An investor cannot invest directly in an average or index.
(3) Lehman Municipal Index is a broad measure of the municipal bond market with maturities of at least one year. To be included in this index, bonds must have a minimum credit rating of at least Baa, an outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. Includes both zero coupon bonds and bonds subject to the Alternative Minimum Tax. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.
(4) Pre-refunded bonds are older, tax-free bonds that typically pay coupons higher than current market rates and that have been refinanced or "prepaid" by the proceeds of a second bond issue. The proceeds of this second issuance are used to "call" or pay off the original issue at its first call date. Until that time, the monies are held in escrow and are usually invested in U.S. Treasuries. As a result, pre-refunded bonds are generally deemed to have virtually no default risk. Typically, when a bond becomes pre-refunded, it appreciates in value because of its higher credit quality and improved marketability.

--------------------------------------------------------------------------------

IMPORTANT PERFORMANCE AND OTHER INFORMATION

THE VIEWS OF THE FUND'S AND TRUST'S MANAGEMENT AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS REPORT ARE AS OF MARCH 31, 2004; THESE VIEWS AND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THIS DATE AND THEY DO NOT GUARANTEE THE FUTURE PERFORMANCE OF THE MARKETS OR THE FUND/TRUST. INFORMATION PROVIDED IN THIS REPORT SHOULD NOT BE CONSIDERED A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund/Trust, please see the Prospectus.

PERFORMANCE: Except where noted, comparative Fund/Trust performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund/Trust offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Prospectus.

THE PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE FUND/TRUST, INCLUDING THE FUND'S/TRUST'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND ONGOING EXPENSES, THAT YOU SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS OF THE FUND/TRUST OR ANY LORD ABBETT MUTUAL FUND, PLEASE CALL YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT www.lordabbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by banks, and are subject to investment risks including possible loss of principal amount invested.

SCHEDULE OF INVESTMENTS (UNAUDITED)
NATIONAL TAX-FREE FUND MARCH 31, 2004

                                                                                         RATING:         PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR            AMOUNT
INVESTMENTS                                                  RATE            DATE        MOODY'S             (000)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS 96.50%

EDUCATION 14.57%

Boise St Univ ID Rev Gen-Ser A(10)                           4.50%       4/1/2033            AAA    $        1,110   $    1,092,318

CA Ed Fac Auth Rev Ref
Pepperdine Univ Ser A(10)                                    5.00%       9/1/2033            AAA            10,000       10,339,200

Curators Univ MO Sys Facs Rev Ser A                          4.75%      11/1/2028             AA             2,575        2,616,509

DE St Econ Dev Auth Rev
DE Tech Pk Univ De Proj(2)                                   6.00%       2/1/2021            AAA               900        1,051,830

District of Columbia Rev
James F Oyster Elem Sch Pilot(1)                             6.25%      11/1/2021              A               450          499,612

Glendale AZ Ind Dev Auth
Midwestern Univ Ser A                                        5.75%      5/15/2021           BBB+             1,000        1,085,130

Glendale AZ Ind Dev Auth
Midwestern Univ Ser A                                       5.875%      5/15/2031           BBB+             1,000        1,058,380

IA Higher Ed Ln Auth Rev
Wartburg College(1)                                          5.50%      10/1/2033              A             1,500        1,593,990

Los Angeles CA Uni Sch
Dist Ser A(15)                                               5.00%       1/1/2028            AAA             7,000        7,283,220

LA St Univ & Agric &
Mech Clg Hlth Sciences Ctr Pj(15)                           6.375%       5/1/2031            AAA             2,290        2,728,146

MA St Dev Fin Agy Rev Boston
Univ Ser P                                                  5.375%      5/15/2039             A3             1,000        1,049,960

MA St Dev Fin Agy Rev Boston
Univ Ser P                                                   6.00%      5/15/2059             A3             1,000        1,141,050

Maricopa Cnty AZ Sch Dist #69
Paradise Vy Ref-Second Ser(10)                               5.00%       7/1/2013            AAA             2,150        2,427,952

MA St Hlth & Ed
Fac Auth Rev Boston College(15)(14)                         5.125%       6/1/2033            AAA             3,810        3,992,689

NC Cap Fac Fin Agy Rev Duke
Univ Pj Ser A                                                5.25%       7/1/2042            AA+            13,900       14,709,119

NY St Dorm Auth Rev
Fashion Inst Tech(11)                                        5.50%       7/1/2030            AAA               400          442,944

OR St Hlth Hsg Ed & Cul
Fac Auth Reed Clg Pj Ser A                                   5.75%       7/1/2032            AA-             3,800        4,264,968

PA St Higher Ed Facs Auth Rev
Ursinus College(16)                                          5.50%       1/1/2024             AA             1,000        1,070,930

RI St Hlth & Ed
Bldg Corp Rev Hgh Ed Fac Brown Univ                          6.00%       9/1/2025            AA+             7,070        7,635,671

TN St Sch Brd Auth Higher Ed
Fac Ser A(11)                                               5.125%       5/1/2021            AAA               615          656,187

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND MARCH 31, 2004

                                                                                         RATING:         PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR            AMOUNT
INVESTMENTS                                                  RATE            DATE        MOODY'S             (000)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
TN St Sch Brd Auth Higher Ed
Fac Ser A                                                   5.625%       5/1/2030            AA-    $          150   $      163,696

Tulsa OK Ind Auth Rev Ser A(15)                             5.375%      10/1/2020            Aaa             3,170        3,422,586

Univ Central AR Rev Hsg Sys(11)                              6.50%       1/1/2031            AAA             2,425        2,894,504

Univ VT & St Agric College
Univ VT(2)                                                  5.125%      10/1/2037            AAA             1,150        1,206,028

University NC Sys Pool Rev Ser A(2)                          5.00%       4/1/2027            AAA             1,900        1,985,500

University VA Univ Rev Gen-Ser B                             5.00%       6/1/2033            AAA             4,800        5,011,152

University VA Univ Rev
Residuals Ser 856 RIBs                                       8.70%       6/1/2019            Aaa             1,925        2,220,603

University VA Univ Rev
Residuals Ser 856 RIBs                                       8.70%       6/1/2020            Aaa             2,022        2,301,039

University VA Univ Rev
Residuals Ser 856 RIBs                                       8.70%       6/1/2021            Aaa             2,122        2,388,152

WV Univ Rev Univ
Sys WV Pj Ser A(2)                                    Zero Coupon        4/1/2024            AAA             2,880        1,052,467

WV Univ Rev Univ
Sys WV Pj Ser A(2)                                    Zero Coupon        4/1/2026            AAA               800          262,648
                                                                                                                     --------------
TOTAL                                                                                                                    89,648,180
                                                                                                                     --------------
GENERAL OBLIGATION 15.12%

Akron OH Impt                                                5.80%      11/1/2020            AA-               575          667,632

Anchor Bay MI Sch Dist Sch
Bldg & Site                                                  5.00%       5/1/2033            AA+             1,000        1,040,880

Athens OH City Sch Dist Fac
Constr & Impt(11)                                            6.00%      12/1/2024            AAA               500          591,640

Bessemer AL School Warrants(2)                               5.60%       2/1/2030            Aaa             2,000        2,168,080

Bremerton WA(2)                                              5.25%      12/1/2027            Aaa             1,000        1,056,150

Canton OH Sch Dist Ser A(15)                                5.625%      12/1/2023            AAA             2,900        3,273,926

Clear Creek CO Sch Dist # Re I Ref(11)                       5.00%      12/1/2019            AAA               650          696,143

Dallas TX                                                    5.75%      2/15/2020            AA+             1,615        1,838,064

Delaware Vy PA Regl Fin
Auth Loc Govt Rev Ser C(2)                                   7.75%       7/1/2027            AAA             1,000        1,417,520

Fairfield OH City Sch Dist
Ref Sch Impt(10)                                            5.375%      12/1/2020            AAA             1,410        1,539,607

FL St Brd Ed Ref Cap
Outlay Ser A(15)                                             5.00%       6/1/2013            AAA             1,500        1,691,175

Foothill De Anza CA Cmnty
College Dist Cap Apprec(15)                           Zero Coupon        8/1/2030            AAA             4,505        1,136,882

Georgetown Cnty SC Sch Dist(11)                              5.25%       3/1/2020            AAA             2,485        2,692,547

HI St Ref Ser DB(15)                                         5.25%       9/1/2013            AAA             3,400        3,902,622

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND MARCH 31, 2004

                                                                                         RATING:         PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR            AMOUNT
INVESTMENTS                                                  RATE            DATE        MOODY'S             (000)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Jefferson Cnty AL Sch Warrants(11)                           5.50%      2/15/2020            AAA    $        1,000   $    1,111,820

Lake Orion MI Cmnty Sch Dist Ser B                           5.25%       5/1/2025            Aaa             4,900        5,189,247

Linn Cnty OR Sch Dist #55
Sweet Home(11)                                               5.50%      6/15/2020            AAA             1,000        1,123,470

Linn Cnty OR Sch Dist #55
Sweet Home(11)                                               5.50%      6/15/2025            AAA             2,245        2,480,164

Marion OH City Sch Dist Sch
Fac Constr & Impt(11)                                       5.625%      12/1/2022            AAA               500          570,055

New York NY Unrefunded
Balance Ser A                                                6.00%      5/15/2030              A               395          439,856

North East Indpt Sch Dist Tex
PSF GTD                                                      4.75%       1/1/2034            AAA             5,000        5,040,300

North East Indpt Sch Dist Tex
RIBs PSF GTD                                                 8.85%       8/1/2023            AAA             5,560        6,145,802

Omaha NE Ser B                                               5.25%      12/1/2025            AAA            11,900       11,933,677

OR St Alternate Energy Pj
Ser A AMT                                                    5.00%       1/1/2015            AA-             1,415        1,503,692

OR St Alternate Energy Pj
Ser A AMT                                                    5.05%       1/1/2016            AA-             1,795        1,903,346

OR St Alternate Energy Pj
Ser A AMT                                                    5.10%       1/1/2017            AA-               980        1,035,586

Paw Paw MI Pub Sch Dist Sch
Bldg & Site                                                  6.00%       5/1/2030            AA+               550          637,648

Philadelphia PA Sch Dist Ser A(11)                           5.75%       2/1/2030            AAA             1,200        1,349,364

Powell OH(10)                                                5.50%      12/1/2032            AAA             1,280        1,388,992

Richland Cnty SC                                            5.375%       3/1/2030            Aa1             1,140        1,228,088

Richland Cnty SC                                            5.375%       3/1/2031            Aa1             1,195        1,286,418

Richland Cnty SC                                            5.375%       3/1/2032            Aa1             1,255        1,349,087

Richland Cnty SC                                            5.375%       3/1/2033            Aa1             1,320        1,416,941

Richmond VA(11)                                              5.50%      1/15/2018            AAA               500          569,315

South Wash Cnty MN Indpt Sch
Dist #833 Ser A(15)                                          5.50%       2/1/2018            AAA             5,065        5,687,691

South Wash Cnty MN Indpt Sch
Dist #833 Ser A(15)                                          5.50%       2/1/2019            AAA             2,990        3,340,727

Sunman Dearborn IN Inter Sch
Bldg Corp First Mtg(10)                                      5.00%      1/15/2021            AAA             1,105        1,161,576

Teays Vy OH Loc Sch Dist
Sch Fac Constr 2 Impt(10)                                   5.375%      12/1/2020            Aaa               500          540,710

TX St Wtr Dev Brd                                            7.15%       8/1/2035            Aa1             1,915        1,951,098

Washtenaw Cnty MI Multi Lake
San Sew Sys Sylvan Twp Wtr(15)                               4.75%       5/1/2021            AAA               700          717,661

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND MARCH 31, 2004

                                                                                         RATING:         PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR            AMOUNT
INVESTMENTS                                                  RATE            DATE        MOODY'S             (000)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
WV St Pub Svc of Pj(15)                                      5.75%       6/1/2025            AAA    $        1,800   $    2,039,112

WV St Ser D(10)                                              6.50%      11/1/2026            AAA             2,000        2,438,440

Whitehall MI Dist Sch                                        5.50%       5/1/2019            AA+             1,400        1,579,844

Wood Cnty OH Pub Libr Impt(15)                              5.875%      12/1/2022            Aaa             1,000        1,165,420

Wyandotte Cnty KS Sch 204
Bonner Springs Ser A(11)                                     5.60%       9/1/2020            Aaa               855          963,474
                                                                                                                     --------------
TOTAL                                                                                                                    93,001,489
                                                                                                                     --------------
HEALTHCARE 11.86%

Abag Fin Auth for Nonprofit
Corp CA Ctfs Partn Woods Oblig(1)                            6.20%      11/1/2029              A             1,000        1,100,060

AZ Hlth Fac Auth Rev AZ
Hlthcare Pooled Fin-C(10)                                    5.50%       6/1/2014            AAA             1,130        1,308,088

Clackamas Cnty OR Hosp Fac
Legacy Hlth Sys(15)(14)                                      5.00%      2/15/2015            AAA             1,600        1,742,720

Clackamas Cnty OR Hosp Fac
Legacy Hlth Sys(15)(14)                                      5.00%      2/15/2016            AAA             1,000        1,080,500

CO Hlth Fac Auth Rev
Catholic Hlth                                                5.25%       9/1/2024             AA             5,065        5,282,339

CO Hlth Fac Auth Rev
Portercare Adventis Hlth                                    6.625%     11/15/2026              A             2,000        2,230,700

Erie Cnty OH Hosp Facs Rev
Firelands Regl Med Ctr Ser A                                 5.50%      8/15/2022              A             1,000        1,043,790

Fargo ND Hlth Sys Rev
Meritcare Obligated Group A(15)                             5.375%       6/1/2027            AAA             1,000        1,057,670

Fargo ND Hlth Sys Rev
Meritcare Obligated Ser A(2)                                5.125%       6/1/2027            AAA             2,905        3,005,571

Harford Cnty MD Eco Dev
Battelle Mem Institute PJ(c)                                 5.25%       4/1/2034             A+             2,625        2,715,746

Harris Cnty TX Hlth Fac Mem
Hermann Hlthcare Sys Ser A(c)                               5.125%      12/1/2023              A               500          512,980

Harris Cnty TX Hlth Fac Mem
Hermann Hlthcare Sys Ser A(c)                               5.125%      12/1/2024              A             1,085        1,107,720

Harris Cnty TX Hlth Fac Mem
Hermann Hlthcare Ser A                                      6.375%       6/1/2029              A             1,750        1,994,860

Highlands Cnty FL Fac Auth
Rev Hosp Adventist/Sunbelt Ser A                             6.00%     11/15/2031              A             2,750        2,939,227

Jackson OH Hosp Fac Rev Cons
Hlth Sys Jackson Hosp(16)                                   6.125%      10/1/2023             AA               680          767,156

KY Eco Dev Fin
Auth Norton Hlthcare Inc Ser A(15)                    Zero Coupon       10/1/2025            AAA             4,300        1,409,024

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND MARCH 31, 2004

                                                                                         RATING:         PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR            AMOUNT
INVESTMENTS                                                  RATE            DATE        MOODY'S             (000)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Knox Cnty TN Hlth Edl & Hsg
Facs Brd Hosp Facs Rev Ref(11)                        Zero Coupon        1/1/2023            AAA    $        2,000   $      709,880

KS St Dev-Susan-Ser Z-Ks
Susan B Allen Mem Hosp(16)                                  5.125%     12/15/2023             AA             1,025        1,058,681

Lauderdale Cnty & Florence AL
Hlthcare Rev Coffee Hlth Ser A(15)                           6.00%       7/1/2029            AAA             1,000        1,152,030

Lubbock TX Hlth Fac Dev Corp
Rev Sears Plains Pj(12)                                      5.70%      1/20/2041            AAA             2,490        2,642,363

MD St Hlth & Higher Ed Fac
Auth Rev North Arundel Hosp                                  6.50%       7/1/2026              A             1,000        1,120,440

MD St Hlth & Higher Ed Fac
Catholic Hlth Initiative Ser A                               6.00%      12/1/2024             AA               100          114,002

MD St Hlth & Higher Ed Fac
Univ MD Med Sys                                              6.75%       7/1/2030             A3             1,950        2,235,305

Mesa AZ Ind Dev Auth
Discovery Hlth Sys Ser A(15)                                 5.75%       1/1/2025            AAA               750          835,695

Minneapolis & St. Paul MN Hsg
Healthpartners Oblic Group PJ                               5.875%      12/1/2029           BBB+             2,100        2,144,016

MS Hosp Equip & Fac
Forrest Cnty Auth Gen Hosp Pj(11)                            6.00%       1/1/2030            Aaa               615          704,243

MO St Hlth & Ed Fac
Auth Rites PA-1049 RIBs(2)                                 16.425%       6/1/2010             NR               855        1,095,999

NH Hlth & Ed Fac
Auth Rev                                                     6.00%      10/1/2024             A+               250          266,215

NH Hlth & Ed Fac
Dartmouth-Hitchcock Oblig Gr(11)                             5.50%       8/1/2027            AAA             3,500        3,788,470

NH Hlth & Ed Fac
Exeter Pj                                                    5.75%      10/1/2031             A+             1,550        1,621,703

NH St Hlth & Ed
Concord Hosp(11)                                             5.50%      10/1/2021            Aaa               710          791,906

NJ Hlthcare Fac Fin Auth Rev
Robert Wood Johnson Univ Hosp                                5.75%       7/1/2031             A+               700          745,906

NM St Hosp Equip Ln Council
Presbyterian Hlthcare Ser A                                  5.50%       8/1/2025            Aa3             2,000        2,106,200

Orange Cnty FL Hlth Fac Auth
Rev Hosp Orlando Regl                                        5.75%      12/1/2027             A2             1,000        1,051,380

OR St Hlth Hsg Ed &
Cultural Fac Auth Rev(2)                                     5.25%     11/15/2019            AAA             2,000        2,185,620

Pinellas Cnty FL Hlth Facs
Baycare Hlth System                                          5.50%     11/15/2033             A1             2,000        2,084,240

Plymouth MN Hlth Fac Rev West
Hlth Pj Ser A(11)                                           6.125%       6/1/2024            AAA             2,990        3,071,418

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND MARCH 31, 2004

                                                                                         RATING:         PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR            AMOUNT
INVESTMENTS                                                  RATE            DATE        MOODY'S             (000)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
RI St Hlth & Ed
Bldg RI Hlth                                                 6.50%      8/15/2032            BBB    $        1,000   $    1,054,570

RI St Hlth & Ed
Bldg Roger Williams Rlty(8)                                  6.50%       8/1/2029            AAA             1,240        1,365,736

SC Jobs Eco
Dev Auth Hosp Facs Rev                                      6.375%       8/1/2034            BBB             2,000        2,133,620

St. Cloud MN Hlthcare Rev
Hosp Oblig Group Ser A(11)                                   6.25%       5/1/2018            Aaa             3,320        3,956,809

Sullivan Cnty TN Hlth Ed &
Hsg Fac Brd Rev Hosp                                         6.25%       9/1/2022           BBB+             2,000        2,099,900

Tyler TX Hlth Fac Dev Corp
Hosp Rev Mother Frances Hosp                                 6.00%       7/1/2027           Baa1             1,500        1,562,100
                                                                                                                     --------------
TOTAL                                                                                                                    72,996,598
                                                                                                                     --------------
HOUSING 5.20%

CO Hsg Fin Auth Multi
Fam Hsg Ser A AMT                                            6.80%      10/1/2037            AA+             2,325        2,412,374

ID Hsg & Fin Assn SF Mtg AMT                                 5.25%       7/1/2033            Aaa             1,000        1,021,240

ID Hsg Agy Sing Fam Mtg
Ser F AMT(8)(18)                                             7.45%       7/1/2015            Aaa               230          236,426

IL Hsg Dev Auth Multi
Fam Hsg Lawndale AMT(8)                                      6.80%      12/1/2016            AAA             1,000        1,054,310

IL Hsg Dev Auth Multi
Fam Hsg Lawndale AMT(8)                                      7.10%      12/1/2034            AAA             1,500        1,580,400

Kansas City MO Ind Dev Auth
No Oak Crossing Sr Ser A-1 AMT(2)                            5.30%      12/1/2020            AAA             1,170        1,207,791

KY Hsg Corp Hsg Rev Ser D AMT                                5.25%       7/1/2022            AAA               500          514,040

MA St Hsg Fin Agy Hsg Rev
Rental Mtg Ser A AMT(2)(8)                                   7.35%       1/1/2035            AAA             1,365        1,413,444

MA St Hsg Fin Agy Hsg Rev
Sing Fam Ser 29 AMT                                          6.75%       6/1/2026             AA               540          551,837

MD St Cmnty Dev Admin
Dept Hsg & Cmnty Dev Ser B AMT                              5.375%       9/1/2022            Aa2             4,160        4,255,846

MD St Cmnty Dev Admin
Residential Ser F AMT                                        5.50%       9/1/2022            Aa2             2,500        2,573,300

Minneapolis St Paul MN Hsg
Fin Rev Sing Fam Mtg Ser AB AMT(13)                          6.25%      11/1/2030            AAA               420          447,779

MN St Hsg Fin Agy Sing
Fam Mtg Ser G-1 AMT                                          5.60%       7/1/2022            AA+               360          372,614

MO St Hsg Dev Cmnty Mtg Rev
Sing Fam Hmownr Ln Ser B-1 AMT(13)                           6.25%       3/1/2031            AAA               305          317,005

MO St Hsg Dev Cmnty Mtg Rev
Sing Fam Ser E-1 AMT(13)                              Zero Coupon        3/1/2029            AAA               805          200,002

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND MARCH 31, 2004

                                                                                         RATING:         PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR            AMOUNT
INVESTMENTS                                                  RATE            DATE        MOODY'S             (000)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MT St Brd Hsg Sing Fam
Mtg Ser A-1(8)(18)                                           6.05%      12/1/2037            AA+    $        4,255   $    4,415,456

NE Invt Fin Auth Sing Fam
Ser D AMT(13)(7)                                             5.25%       9/1/2022            AAA               680          696,218

New Orleans LA Fin Auth Mtg
Rev Ser B-2 AMT(13)                                          6.00%      12/1/2018            Aaa               400          418,692

NC Hsg Fin Agy
Sing Fam Rev Ser BB AMT                                      6.25%       3/1/2012             AA               680          701,542

OK Hsg Fin Agy Sing Fam
Mtg Ser B-1(13)                                              5.30%       9/1/2026            Aaa               105          108,504

OK Hsg Fin Agy Sing Fam
Rev Cap Apprec Ser D-1(13)                            Zero Coupon        3/1/2029            Aaa             4,020        1,050,667

OK Hsg Fin Agy Sing Fam
Rev Mtg Homeowner Ser B-1                             Zero Coupon        3/1/2029            Aaa             2,070          533,584

OK Hsg Fin Agy Sing Fam
Rev Mtg Homeowner
Ser D-2 AMT(13)                                       Zero Coupon        9/1/2030            Aaa             2,120          416,877

Prince Georges Cnty MD Hsg
Sing Fam Ser A AMT(13)(7)                                    6.15%       8/1/2019            AAA                35           36,904

VT Hsg Fin Agy Sing Fam
Hsg Ser 16A AMT(11)                                          5.50%      11/1/2021            AAA             2,970        3,052,091

WV St Hsg Dev Fd
Hsg Fin Ser B AMT                                            5.25%      11/1/2018            AAA             2,345        2,399,920
                                                                                                                     --------------
TOTAL                                                                                                                    31,988,863
                                                                                                                     --------------
INDUSTRIAL 2.71%

Clark Cnty NV Ind Dev
Rev Ser C AMT(2)                                             5.95%      12/1/2038            AAA             3,320        3,665,745

CT St Dev Auth Solid
Wst Dsp Fac Rev Pfizer Inc AMT                               7.00%       7/1/2025            AAA             2,500        2,716,825

Jacksonville FL Swr & Solid
Wst Disp Fac Rev Anheuser AMT                               5.875%       2/1/2036             A+               500          519,705

Moraine OH Solid Waste Disp
General Motors Corp Pj AMT                                   5.65%       7/1/2024           Baa1               450          458,689

NJ Eco Dev Auth
NJ Nat Gas Co Pj AMT(2)                                      5.00%      12/1/2038            AAA             5,650        5,815,376

RI St Eco Dev
Providence Place Mall(16)                                   6.125%       7/1/2020             AA               550          635,063

Texas City TX Ind Dev Corp
Marine Term Rev Arco Pipe Line                              7.375%      10/1/2020            AA+               650          875,056

Wyandotte Cnty Kansas City KS
Univ Govt Ref GM Grp Pj                                      6.00%       6/1/2025           Baa1             1,900        1,994,715
                                                                                                                     --------------
TOTAL                                                                                                                    16,681,174
                                                                                                                     --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND MARCH 31, 2004

                                                                                         RATING:         PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR            AMOUNT
INVESTMENTS                                                  RATE            DATE        MOODY'S             (000)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
LEASE 7.27%

AZ St Ctfs Partn Ser A(15)                                   5.00%      11/1/2020            AAA    $          200   $      212,258

Bemidji MN Lease Rev MN St
Bureau Criminal Appreh(15)                                   5.75%      12/1/2018            Aaa               555          630,907

Bemidji MN Lease Rev MN St
Bureau Criminal Appreh(15)                                   5.75%      12/1/2019            Aaa               315          358,083

Berkeley Cnty SC Sch Dist Inst SAFE                          5.00%      12/1/2028             A-            10,125       10,178,257

Boise City ID Lease Rev Urban
Renewal ADA Cnty Courts(2)                                   6.25%      8/15/2019            AAA             7,385        8,664,156

Charlotte NC Ctfs Partn Gov
Fac Pj-Ser G                                                5.375%       6/1/2026            AA+             2,250        2,418,998

Dorchester Cnty SC Sch Dist
Growth Remedy Oppty Tax Hike(c)                              5.25%      12/1/2029              A             4,000        4,071,640

Grand Rapids MI Pub Sch(15)                                  5.00%      11/1/2021            AAA               250          264,635

Greenville Cnty SC Sch Dist
Installment Pur Ref Bldg                                     5.50%      12/1/2028            AA-             5,500        5,878,785

Henrico Cnty VA Eco Dev Auth
Pub Fac Lease Rev Jail Pj                                   6.125%      11/1/2019            Aa1             1,000        1,189,840

Murray City UT Mun Bldg
Auth Ser A(2)                                                5.30%      12/1/2021            Aaa             2,925        3,137,589

Providence RI Redev Agy Rev
Pub Safety & Mun Bldgs Ser A(2)                              5.75%       4/1/2029            Aaa               415          471,556

Spartanburg Cnty SC Sch Dist
McCarthy Teszler Pj(19)                                      5.00%       3/1/2022            AAA             1,000        1,053,000

St Paul MN Port Auth Lease
Rev Office Bldg                                              5.00%      12/1/2022            AA+             1,000        1,056,010

West Vy City UT Muni Bldg(2)                                 5.50%       8/1/2027            AAA             1,000        1,083,140

WY Bldg Corp Rev(2)                                          6.00%      10/1/2019            AAA             1,425        1,689,893

WY Bldg Corp Rev(2)                                          6.00%      10/1/2021            AAA             2,000        2,370,480
                                                                                                                     --------------
TOTAL                                                                                                                    44,729,227
                                                                                                                     --------------
MISCELLANEOUS 9.72%

AZ Tourism & Sports Auth Tax
Multipurpose Stadium(15)                                    5.375%       7/1/2022            Aaa             5,000        5,493,900

Bi State Dev Agy MO Met Dist
Metrolink Cross Cnty Pj-B(11)                                5.00%      10/1/2032            AAA            14,615       15,220,061

Cache Cnty UT Sales Tax Rev(10)                              5.00%     12/15/2022            AAA             1,470        1,542,809

Ernest N Morial New Orleans
LA Exhibit Hall Auth Spl Tax RIBs                            9.36%      7/15/2028            AAA             5,000        5,625,400

Fontana CA Pub Fin Auth Tax
North Fontana Redev Pj Ser A(2)                             5.375%       9/1/2025            AAA             1,540        1,653,190

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND MARCH 31, 2004

                                                                                         RATING:         PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR            AMOUNT
INVESTMENTS                                                  RATE            DATE        MOODY'S             (000)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Fontana CA Pub Fin Auth Tax
North Fontana Redev Pj Ser A(2)                              5.50%       9/1/2032            AAA    $        3,800   $    4,114,146

George L Smith II GA World
Congress Ctr Auth Rev AMT(15)                                5.75%       7/1/2015            AAA             1,500        1,671,105

George L Smith II GA World
Congress Ctr Rev AMT(15)                                     5.50%       7/1/2020            AAA               700          771,036

IN Bd Bk Rev St
Revolving Fund Prog Ser A                                    6.75%       2/1/2017            AAA               500          532,140

Larimer Cnty CO Sales & Use
Tax Rev Fairgrounds & Events(15)                             5.00%     12/15/2019            AAA               750          803,438

LA Loc Govt Env Fac
Pkg Fac Garage Pj Ser A(2)                                  5.375%      10/1/2026            AAA             1,500        1,599,345

MA St Wtr Pollutn Abatement
Tr Rites-PA-1221                                             9.02%#      8/1/2011            AAA(b)          4,500        5,065,110

Memphis-Shelby Cnty TN Sports
Memphis Arena Pj(2)                                          5.25%      11/1/2023            AAA             1,765        1,899,828

MS Dev Bk Spl Oblig Cap Pj &
Equip Acquisition(2)                                         5.00%       7/1/2024            AAA             2,000        2,145,620

NY St Mun Bd Bk Agy Spl Sch
Purp Rev Ser C                                               5.00%      12/1/2023             A+             3,275        3,344,758

Omaha Convention Hotel Corp.
Rite-PA 1078 RIBs(2)                                        8.712%       4/1/2010            AAA             5,000        5,408,700

UT Tran Auth Sales Tax Rev Ser A(11)                         5.00%      6/15/2025            AAA             1,000        1,037,040

VA St Pub Bldg Auth Pub
Fac Rev Ser A                                                5.75%       8/1/2020            AA+               600          690,624

Westminister CO Sales & Use
Tax Ref Rev(2)                                               5.25%      12/1/2022            AAA             1,090        1,177,200
                                                                                                                     --------------
TOTAL                                                                                                                    59,795,450
                                                                                                                     --------------
POWER 3.16%

Grant Cnty WA Pub Util Dist
#2 Pr Rap Hydro 2nd Ser B AMT(15)                           5.375%       1/1/2018            AAA               300          322,377

HI St Dept Bdg & Fin Spl Purp
Mtg Rev HI Elec Co Ser A AMT(15)                             6.60%       1/1/2025            AAA               135          141,052

Los Angeles CA Wtr & Pwr Rev
Pwr Sys Ser A-A1(11)                                         5.25%       7/1/2020            AAA             2,600        2,827,916

MI St Strategic Fund Ltd
Oblig Ref-Detroit Ed Co
Pj-Ser A AMT(15)                                            4.875%       6/1/2029            AAA            13,100       12,995,986

NC Muni Pwr Agy
#1 Catawba Elec Rev(1)(4)                                    5.00%       1/1/2015              A             1,125        1,137,307

Salt River Proj AZ Agric Impt &
Pwr Dist Elec Sys Rev                                        4.75%       1/1/2032             AA               945          955,045

SC St Pub Svc(11)                                            5.25%       1/1/2019            AAA               950        1,042,616
                                                                                                                     --------------
TOTAL                                                                                                                    19,422,299
                                                                                                                     --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND MARCH 31, 2004

                                                                                         RATING:         PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR            AMOUNT
INVESTMENTS                                                  RATE            DATE        MOODY'S             (000)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
PRE-REFUNDED 12.68%

Baltimore MD Rev Water Pj Ser A(11)                          6.00%       7/1/2018            AAA    $          285   $      338,295

Baltimore MD Rev Water Pj Ser A(11)                          6.00%       7/1/2020            AAA               275          326,425

Cobb Cnty GA Kennestone Hosp
Auth Rev Ctfs Ser 86 A ETM(15)                        Zero Coupon        8/1/2015            AAA             1,000          536,770

Culpeper Cnty VA Sch(11)                                     6.00%      1/15/2021            AAA               690          818,154

Cumberland Cnty NC Ctfs Partn
Civic Ctr Proj Ser A(2)                                      6.40%      12/1/2019            AAA             2,800        2,956,072

Dallas TX Indpt Sch Dist PSF GTD                             5.50%      2/15/2017            AAA             8,700       10,113,489

DE Transn Auth Trans
Sys Rev Sr                                                   6.00%       7/1/2020             AA             6,215        7,377,205

Detroit MI Wtr Supply Sys Sr
Lien Ser A(10)                                               5.25%       7/1/2033            AAA             6,420        7,366,822

Detroit MI Wtr Supply Sys Sr
Lien Ser A(10)                                               5.75%       7/1/2028            AAA             1,500        1,781,865

Fayette Cnty GA Pub Fac Auth
Criminal Justice Center Pj                                   6.00%       6/1/2030             AA             3,500        4,176,130

Glendale AZ Dev Auth Ed Fac
Rev Amer Graduate Sch Intl(5)                               7.125%       7/1/2020            AAA             1,000        1,084,820

Houston TX Wtr & Swr Sys
Rev Ser D(15)                                               6.125%      12/1/2029            AAA             1,400        1,447,684

IA Fin Auth Rev ETM                                          5.25%      8/15/2021            Aa2               235          251,095

Lane Cnty OR Sch Dist #052                                  5.625%      6/15/2020            Aa3               800          931,632

Lauderdale Cnty & Florence AL
Hlthcare Auth Rev(15)                                        5.75%       7/1/2019            AAA             2,000        2,298,020

Linn Cnty OR Cmnty Sch Dist
No 9 Lebanon(15)                                            6.125%      6/15/2025            AAA             5,000        5,964,300

NJ St                                                        5.75%       5/1/2020             AA             1,000        1,171,570

New York NY Ser A                                            6.00%      5/15/2030              A             1,780        2,127,260

NJ St Transn Tr Fd Auth
Transn Sys Ser B                                             6.00%      6/15/2019            AA-             2,550        3,015,757

North Providence RI Ser A(15)                               6.125%       7/1/2016            AAA             1,410        1,631,976

OH St                                                        6.20%       8/1/2013            AA+               750          815,677

Phoenix AZ Civic Impt Corp(10)                               6.00%       7/1/2024            AAA             2,400        2,869,080

Puerto Rico Comwlth Pub Impt RIBs                          10.393%       7/1/2029             A-               750          854,580

Puerto Rico Comwlth Ser A ETM                                5.50%      10/1/2040            AAA             1,000        1,113,940

SC Jobs Economic
Dev Auth Hosp Fac Rev                                       7.375%     12/15/2021            BBB             2,000        2,556,960

Univ NM Tech Dev Corp
Lease Rev Univ Ctr Res Ser A(15)                             6.55%      8/15/2025            AAA             1,410        1,466,738

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND MARCH 31, 2004

                                                                                         RATING:         PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR            AMOUNT
INVESTMENTS                                                  RATE            DATE        MOODY'S             (000)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
VA St Pub Sch Auth Ser A                                     6.20%       8/1/2014            Aa1    $        1,450   $    1,503,563

Weber Cnty UT Mun Bldg Auth
Lease Rev(16)                                                7.50%     12/15/2019            Aaa             2,250        2,397,240

White Hsg Util Dist TN
Robertson/Sumner Cntys Wtr/Swr(11)                           6.00%       1/1/2026            Aaa             1,090        1,281,895

Wyandotte Cnty KS Sch 500
Dist No. 500(11)                                             5.50%       9/1/2019            AAA             6,365        7,405,678
                                                                                                                     --------------
TOTAL                                                                                                                    77,980,692
                                                                                                                     --------------
RESOURCE RECOVERY 0.37%

Cobb Cnty GA Solid Waste Mgmt
Auth Rev AMT                                                 6.40%       1/1/2015            AAA               900          935,820

MO St Envr Impt & Enrg
Unrefunded Bal St Revolving B                                7.20%       7/1/2016            Aaa             1,285        1,329,178
                                                                                                                     --------------
TOTAL                                                                                                                     2,264,998
                                                                                                                     --------------
SPECIAL TAX 0.53%

Portland OR Urb Ren & Redev
Downtown Waterfront Ser A(2)                                 5.50%      6/15/2020            Aaa               650          731,686

Portland OR Urb Ren & Redev
Downtown Waterfront Ser A(2)                                 5.75%      6/15/2019            Aaa             1,500        1,731,120

Salida CA Area Pub Fac Fin
Agy Cmnty Fac Dist Spl Tax #1998-1(11)                       5.25%       9/1/2028            AAA               355          376,825

San Juan Cnty NM Tax / Motor
Ref & Impt(15)(14)                                           5.25%      5/15/2022            AAA               390          418,883
                                                                                                                     --------------
TOTAL                                                                                                                     3,258,514
                                                                                                                     --------------
TRANSPORTATION 7.38%

Billings MT Arpt Rev AMT(15)                                 6.10%       7/1/2016            AAA               190          222,627

Billings MT Arpt Rev AMT(15)                                 6.20%       7/1/2020            AAA             2,775        3,229,378

Houston TX Arpt Sys Rev Sub
Lien Ser A AMT(10)                                           5.50%       7/1/2012            AAA             1,610        1,810,300

Houston TX Arpt Sys Rev Sub
Lien Ser A AMT(11)                                           5.70%       7/1/2030            AAA             2,615        2,722,555

Metropolitan Transn Auth NY Ser B                            5.25%     11/15/2032              A            10,000       10,555,500

Metropolitan Washington DC
Ref Ser A AMT(10)                                            5.00%      10/1/2033            AAA             3,800        3,868,970

Minneapolis & St. Paul MN Met
Sub Ser A(15)                                                5.00%       1/1/2028            AAA             1,415        1,478,038

Municipal Secs Trust Ctfs

144A Ser 7006 Tr Ctf Cl B RIBs(2)                           9.031%       1/1/2031            Aaa             6,250        6,881,125

North TX Thruway Auth Dallas

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND MARCH 31, 2004

                                                                                         RATING:         PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR            AMOUNT
INVESTMENTS                                                  RATE            DATE        MOODY'S             (000)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
North Twy Sys Rev Ref Ser C(11)                              3.00%       1/1/2006            AAA    $          900   $      924,012

PA St Tpk Comm Oil
Franchise Tax Rev Sub-Ser B(15)                              5.00%      12/1/2031            AAA             4,750        4,934,062

Port Kalama WA Rev Ser B AMT                                5.625%      12/1/2015             A3             1,025        1,071,771

Puerto Rico Comwlth Hwy &
Transn Auth Rev PMD Ser B                                    6.00%       7/1/2026              A             1,500        1,574,910

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser PMD RIBs(11)(6)                         10.61%       7/1/2026            Aaa               500          566,100

RI St Eco Corp Arpt
Rev Ser B(10)                                                6.00%       7/1/2020            AAA             1,210        1,414,587

RI St Eco Corp Arpt
Rev Ser B(10)                                                6.00%       7/1/2028            AAA             1,200        1,391,052

San Francisco CA City & Cnty
Arpt Lease SFO Fuel Ser A AMT(11)                           6.125%       1/1/2027            AAA               500          551,960

St Paul MN Port Auth Lease
Rev Office Bldg at Robnert St 3-11                           5.00%      12/1/2027            AA+             2,140        2,228,040
                                                                                                                     --------------
TOTAL                                                                                                                    45,424,987
                                                                                                                     --------------
WATER/SEWER 5.93%

AZ Wtr Infra
Wtr Quality Ser A(c)                                         5.00%      10/1/2022            AAA             1,500        1,602,270

Brighton Township MI San Sew
Drainage Dist(11)                                            5.25%      10/1/2018            AAA             1,615        1,746,413

Broad River NC Wtr Auth(15)                                 5.375%       6/1/2026            Aaa               400          430,592

Chisholm Creek Util Auth KS
Bel Aire & Park City KS Proj(15)                             5.25%       9/1/2020            Aaa               320          348,781

Chisholm Creek Util Auth KS
Bel Aire & Park City KS Proj(15)                             5.25%       9/1/2021            Aaa             1,025        1,112,607

Gainesville GA Wtr & Sew Rev(11)                            5.375%     11/15/2020            AAA             2,900        3,165,263

Gautier MI Util Dist Util Sys
Rev Ref(10)                                                 5.125%       3/1/2019            Aaa               425          454,440

Grand Forks ND Wtr Rev Ser D(15)                            5.375%       9/1/2020            Aaa             1,150        1,240,551

Iowa City IA Swr Rev(11)                                    5.375%       7/1/2020            Aaa               620          668,397

Kansas St Dev Fin Auth Rev
Pub Wtr Supply Revolving Ln-2                                4.75%       4/1/2018            Aa3             1,180        1,213,205

Midlothian TX Wtr Dist(11)                            Zero Coupon        9/1/2022            AAA             2,000          811,700

New York City Muni Wtr Fin                                  5.125%      6/15/2031             AA             5,000        5,214,900

New York City Muni Wtr Fin
P-Rites-Pa-1248-RIBs                                         8.52%     12/15/2011             AA(b)          5,000        5,606,200

New York NY City Muni Wtr Fin
Auth Wtr & Swr Sys Rev Ser A                                 5.50%      6/15/2023             AA             1,050        1,106,332

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
NATIONAL TAX-FREE FUND MARCH 31, 2004

                                                                                         RATING:         PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR            AMOUNT
INVESTMENTS                                                  RATE            DATE        MOODY'S             (000)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
OR St Brd Bk Rev OR Econ
Cmnty Dev Dept Ser A(15)                                     5.50%       1/1/2017            AAA    $          570   $      626,162

Paragould AR Wtr Swr & Elec Rev(2)                           5.65%      12/1/2025            AAA               615          692,478

Rockingham NC Ctfs Partn(2)                                  5.00%       4/1/2020            AAA             1,205        1,298,062

SD Conservancy Dist(2)                                       5.00%       8/1/2022            Aaa             2,700        2,829,573

SD Conservancy Dist
Rev Clean Wtr St Revolving Fd(2)                             5.00%       8/1/2022            Aaa               500          521,435

UT Wtr Fin Agy Rev Pooled
LN Fin Prog(2)                                              5.125%       7/1/2023            Aaa             1,000        1,050,990

WV St Wtr Dev Auth Rev Loan
Prog III Ser A AMT(2)                                        6.25%       7/1/2030            AAA             1,470        1,679,901

WV Wtr Dev Auth
Infra Rev Ser A(2)                                           5.50%      10/1/2023            AAA               900          994,617

WV Wtr Dev Auth Infra
Rev Ser A(11)                                               5.625%      10/1/2026            AAA             1,555        1,702,803

York Cnty VA Swr Rev                                        5.875%       6/1/2024            Aa3               330          372,418
                                                                                                                     --------------
TOTAL                                                                                                                    36,490,090
                                                                                                                     --------------
TOTAL MUNICIPAL BONDS (COST $556,981,422)                                                                               593,682,561
                                                                                                                     ==============

                                                                                                            SHARES
                                                                                                             (000)
                                                                                                            ------
SHORT-TERM INVESTMENTS 1.67%

MONEY MARKET MUTUAL FUNDS 1.67%

Dreyfus Municipal Cash Management Plus                                                                      10,302       10,301,602

SSgA Tax Free Money Mrkt Fund                                                                                    3            2,811
                                                                                                                     --------------
TOTAL SHORT-TERM INVESTMENTS (COST $10,304,413)                                                                          10,304,413
                                                                                                                     ==============
TOTAL INVESTMENTS 98.17% (COST $567,285,835)                                                                         $  603,986,974
                                                                                                                     ==============

SCHEDULE OF INVESTMENTS (UNAUDITED)
CALIFORNIA TAX-FREE FUND MARCH 31, 2004

                                                                                                         PRINCIPAL
                                                                                                            AMOUNT
                                                                                                             (000)
                                                                                                         ---------
MUNICIPAL BONDS 98.66%

EDUCATION 12.42%

Abag Fin Auth For Nonprofit
Corps CA Rev Sch of Mech Arts                                5.25%      10/1/2026             A3    $          500          518,485

CA Ed Fac Auth Rev Pepperdine Univ                           5.75%      9/15/2030             A1             2,000        2,206,040

                       SEE NOTES TO FINANCIAL STATEMENTS.

CALIFORNIA TAX-FREE FUND MARCH 31, 2004

                                                                                         RATING:         PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR            AMOUNT
INVESTMENTS                                                  RATE            DATE        MOODY'S             (000)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CA Ed Fac Auth Rev Res Ctfs
Ser 113 RIBs                                                9.075%      12/1/2027            AAA    $        2,525   $    2,870,420

CA Ed Fac Auth Rev Scripps College                           5.25%       8/1/2021             A1               425          447,920

CA Ed Fac Auth Rev Scripps College                           5.25%       8/1/2026             A1             1,145        1,191,464

CA Ed Fac Auth Rev Univ of
Southern CA                                                  5.50%      10/1/2027            AA+             1,160        1,266,302

CA Ed Fac Auth Rev
Univ of San Diego(2)                                         5.00%      10/1/2028            Aaa             1,250        1,301,650

CA Ed Fac Auth Rev
Univ of San Francisco(15)                                    6.00%      10/1/2016            AAA                75           83,872

CA Ed Fac Auth Rev
Univ of San Francisco(15)                                    6.00%      10/1/2026            AAA             2,565        2,859,719

CA St Univ Fndtn Rev
Monterey Bay(15)                                             5.30%       6/1/2022            AAA               250          270,683

CA St Univ Fndtn Rev
Sacramento Auxiliary Ser A(15)                               5.50%      10/1/2027            AAA               400          436,808

CA St Univ Rev &
Colleges Hsg Sys(10)                                         5.90%      11/1/2021            AAA             1,045        1,139,175

CA Statewide Cmntys
Dev Auth Aux Fndtn CA St Univ(15)                            5.20%       6/1/2024            AAA               525          553,691

Golden Vy Uni Sch Dist Fin Proj(2)                           5.35%       7/1/2027            AAA             2,250        2,407,950

Los Angeles CA Uni Sch
Dist Ser A(11)                                               5.00%       7/1/2022            AAA             1,500        1,583,955

Los Angeles CA Uni Sch
Dist Ser D(10)                                              5.375%       7/1/2025            AAA             1,000        1,068,360

Univ CA Rev Multi Purp Ser K                                 5.25%       9/1/2024            Aa2             1,545        1,635,862

Univ CA Rev Research
Facs Ser E(2)                                                5.00%       9/1/2031            AAA             2,000        2,073,880
                                                                                                                     --------------
TOTAL                                                                                                                    23,916,236
                                                                                                                     --------------
GENERAL OBLIGATION 22.95%

Anaheim CA Unified High Sch
Dist Ser A(11)                                               5.00%       8/1/2025            AAA               785          816,369

Antelope Vy CA Unified High Sch(15)                          5.00%       8/1/2022            AAA             2,180        2,302,908

Barstow CA Unified Sch Dist Ser A(10)                        5.00%       8/1/2026            Aaa             2,500        2,596,375

Berryessa CA Unified Sch Dist
Election of 1999 Ser B(11)                                   5.25%       8/1/2019            AAA             1,015        1,114,582

CA St(10)                                                    5.25%       9/1/2030            AAA               890          931,794

CA St Ref(15)                                                5.00%       2/1/2022            AAA             2,700        2,816,964

CA St Ser B AMT                                              5.70%      12/1/2032              A               640          653,683

                       SEE NOTES TO FINANCIAL STATEMENTS.

CALIFORNIA TAX-FREE FUND MARCH 31, 2004

                                                                                         RATING:         PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR            AMOUNT
INVESTMENTS                                                  RATE            DATE        MOODY'S             (000)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Capistrano CA Unified Sch
Dist Fac Impt Dist #1 Ser A(10)                              6.00%       8/1/2024            AAA    $        2,500   $    2,824,575

Centinela Valley CA High Sch
Election 2000 Ser D(10)                                      5.25%       8/1/2024            AAA             1,145        1,233,222

El Monte CA City Sch Dist Ser A(11)                          6.25%       5/1/2025            AAA             1,230        1,416,234

Escondido CA Un Sch Dist Ser A(11)                           5.25%       8/1/2022            AAA             2,000        2,151,900

Franklin-McKinley CA Sch Dist Ser B(11)                      5.00%       8/1/2027            AAA               675          703,033

Fremont CA Unified High Sch
Dist Santa Clara Cnty Ser B(10)                              5.25%       9/1/2025            AAA             1,000        1,057,250

Los Angeles CA Cmnty College Ser A(15)                       5.00%       6/1/2026            AAA             2,375        2,464,728

Los Angeles CA Uni Sch
Dist Ser A(11)                                               5.00%       7/1/2024            AAA             1,000        1,045,850

Mojave CA Unified Sch Dist
Sch Fac Impt Dist #001(10)                                   5.00%       8/1/2024            AAA             1,060        1,104,605

Mojave CA Unified Sch Dist
Sch Facs Impt Dist No 001(10)                                5.25%       8/1/2022            AAA             1,230        1,323,418

Montebello CA Unified Sch Dist(11)                           5.00%       8/1/2020            AAA               350          374,549

Mount Pleasant CA Elem Sch
Dist 1998 Election Ser C(11)                                 5.50%       3/1/2026            AAA               465          509,063

Oxnard CA Unified High Sch
Dist Ref Ser A(15)                                           6.00%       2/1/2020            AAA               650          774,690

Oxnard CA Unified High Sch
Dist Ref Ser A(15)                                           6.20%       8/1/2030            AAA             3,000        3,542,790

Pittsburg CA Unified Sch Dist Ser E(11)                      6.00%       8/1/2024            AAA             1,380        1,546,180

Pittsburg CA Redev Agy Los
Los Medanos Cmnty Dev Pj(2)                           Zero Coupon        8/1/2026            AAA             3,500        1,074,710

Pomona CA Unified Sch Dist(15)                               6.15%       8/1/2030            AAA             1,000        1,209,470

Pomona CA Unified Sch Dist Ser A(15)                         6.55%       8/1/2029            AAA             1,000        1,269,690

San Gabriel CA Unified Sch
Dist Ser A(11)                                               5.00%       8/1/2024            AAA             2,725        2,839,668

Santa Cruz CA City Elem Sch
Dist Ser B(10)                                               6.00%       8/1/2029            AAA             2,500        2,864,900

Southwestern Cmnty College(2)                               5.375%       8/1/2025            AAA             1,500        1,619,115
                                                                                                                     --------------
TOTAL                                                                                                                    44,182,315
                                                                                                                     --------------
HEALTHCARE 3.54%

CA Health Facs Fin Cottage
Health Sys Ser B(15)                                         5.00%      11/1/2033            AAA             2,000        2,059,760

CA Infra & Econ Dev
Bk Rev Kaiser Hosp Ser A                                     5.50%       8/1/2031              A             1,300        1,359,696

                       SEE NOTES TO FINANCIAL STATEMENTS.

CALIFORNIA TAX-FREE FUND MARCH 31, 2004

                                                                                         RATING:         PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR            AMOUNT
INVESTMENTS                                                  RATE            DATE        MOODY'S             (000)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CA Infra & Econ Dev
Bk Rev Kaiser Hosp Ser B                                     5.55%       8/1/2031              A    $          650   $      682,259

CA Infra & Econ
Scripps Research Inst Ser A                                  5.75%       7/1/2030            Aa3             1,500        1,657,860

Torrance CA Hosp Rev Torrance
Memorial Med Ctr Ser A                                       5.50%       6/1/2031             A+               500          518,235

Torrance CA Hosp Rev Torrance
Memorial Med Ctr Ser A                                       6.00%       6/1/2022             A+               500          545,845
                                                                                                                     --------------
TOTAL                                                                                                                     6,823,655
                                                                                                                     --------------
HOUSING 2.82%

CA Hsg Fin Agy Rev
Home Mtg Ser K AMT**(15)(8)                            0.00%/5.70%       2/1/2012
                                                                           & 2015            AAA             5,295        3,592,816

CA Hsg Fin Agy Rev
Home Mtg Ser K AMT(15)(8)                             Zero Coupon        2/1/2022            AAA             5,000        1,839,550
                                                                                                                     --------------
TOTAL                                                                                                                     5,432,366
                                                                                                                     --------------
INDUSTRIAL 5.56%

CA POLL CTRL FIN AUTH
REV SOUTHERN CA SER B AMT(2)(17)                             6.40%      12/1/2024            AAA            10,435       10,713,093
                                                                                                                     --------------
LEASE 10.03%

CA St Pub Wk Brd
Lease Rev Dept Gen Svcs Teale Data(2)                        5.25%       3/1/2020            AAA             1,000        1,074,850

Inglewood CA Pub Fin Auth
Rev Ser A(2)                                                 5.25%       8/1/2021            AAA               600          655,008

Orange Cnty CA Recovery Ctfs
Partn Residual Ser 128 RIBs(15)                            10.425%       7/1/2019            AAA(b)          2,500        3,050,450

Orange Cnty CA Recovery Ctfs
Partn Ser A(15)                                              6.00%       7/1/2026            AAA               750          827,760

Plumas Cnty CA Ctfs Partn Cap
Impt Prog-Ser A(2)                                           5.25%       6/1/2023            AAA             1,365        1,467,225

Sacramento CA City Fin Auth
Rev Cap Impt Ser A(2)                                        5.00%      12/1/2020            AAA             2,000        2,110,540

Sacramento CA City Fin Auth
Rev Cap Impt Ser A(2)                                        5.00%      12/1/2026            AAA               900          930,555

San Buenaventura CA Ctfs
Partn Ser C(2)                                               5.25%       2/1/2031            AAA             2,575        2,738,976

San Francisco CA City & Cnty
San Bruno Jail No 3(2)                                       5.25%      10/1/2033            AAA             5,000        5,325,400

Santa Ana CA Unified Sch Dist
Ctfs Partn Fin Pj(11)                                 Zero Coupon        4/1/2019            AAA             2,295        1,132,192
                                                                                                                     --------------
TOTAL                                                                                                                    19,312,956
                                                                                                                     --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

CALIFORNIA TAX-FREE FUND MARCH 31, 2004

                                                                                         RATING:         PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR            AMOUNT
INVESTMENTS                                                  RATE            DATE        MOODY'S             (000)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS 3.22%

CA Infra & Econ Bk
Rev Asian Museum Fdtn(15)                                    5.25%       6/1/2030            AAA    $          115   $      121,634

CA Infra & Econ Bk
Rev YMCA Metropolitan LA Pj(2)                               5.25%       2/1/2026            AAA             2,000        2,140,660

Fontana CA Pub Fin Auth Tax
North Fontana Redev Pj Ser A(2)                              5.50%       9/1/2032            AAA             1,000        1,082,670

Midpeninsula Regl Open Space
Dist CA Fin Auth Rev(2)                                      4.50%       9/1/2023            AAA               300          299,604

Oakland CA JT Pwrs Fin Auth
Reassmt Rev                                                  5.50%       9/2/2024             A-               405          433,974

Puerto Rico Pub Fin Corp
Comwlth Approp Ser E                                         5.50%       8/1/2029           BBB+             1,000        1,085,850

Stockton CA Redev Agy Rev
Stockton Events Ctr-Arena Pj(10)                             5.00%       9/1/2036            AAA             1,000        1,036,090
                                                                                                                     --------------
TOTAL                                                                                                                     6,200,482
                                                                                                                     --------------
POWER 2.78%

CA St Dept Wtr Res Pwr Supply
Rev Insured Series(19)                                      5.375%       5/1/2017            AAA               500          556,505

Los Angeles CA Wtr & Pwr Rev
Pwr Sys Ser A(15)(14)                                        5.00%       7/1/2024            AAA               850          884,060

Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN(15)                                               5.00%       7/1/2032            AAA             1,500        1,572,270

Puerto Rico Elec Pwr Auth Rev
Ser II(11)                                                  5.125%       7/1/2026            AAA               500          533,500

Sacramento CA Muni Util Dist
Ref-Ser Q(11)                                                5.25%      8/15/2022            AAA             1,000        1,076,260

Shasta CA Jt Pwrs Fin Auth
Cnty Admin Bldg Pj Ser A(15)                                 5.25%       4/1/2023            AAA               675          720,832
                                                                                                                     --------------
TOTAL                                                                                                                     5,343,427
                                                                                                                     --------------
PRE-REFUNDED 5.94%

CA Ed Fac Auth Rev Pooled
College/Univ Ser C ETM                                       6.50%       6/1/2020           Baa3             3,000        3,582,960

CA St Pub Wks Brd
Lease Rev Dept Corrections(2)                                5.80%       1/1/2013            AAA             4,090        4,492,824

M-S-R Pub Pwr Agy CA San Juan
Pj Rev Ser D ETM(15)                                         6.75%       7/1/2020            AAA               980        1,216,856

Sacramento CA Muni Util Dist
Ser M(15)(14)                                                5.25%       7/1/2028            AAA               275          280,588

                       SEE NOTES TO FINANCIAL STATEMENTS.

CALIFORNIA TAX-FREE FUND MARCH 31, 2004

                                                                                         RATING:         PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR            AMOUNT
INVESTMENTS                                                  RATE            DATE        MOODY'S             (000)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Sacramento CA Muni Util Dist
Ser M(15)(14)                                                5.25%       7/1/2028            AAA    $          700   $      714,224

Santa Cruz CA City High Sch Ser B(10)                        6.00%       8/1/2029            AAA             1,000        1,145,960
                                                                                                                     --------------
TOTAL                                                                                                                    11,433,412
                                                                                                                     --------------
RESOURCE RECOVERY 1.14%

CA Poll Ctrl Fin Auth
Rev Pacific Gas/Elec Ser A AMT(15)                           5.35%      12/1/2016            AAA             2,000        2,189,660
                                                                                                                     --------------
SPECIAL TAX 7.14%

Concord CA Redev Agy Tax
Alloc Ser 3(3)                                               8.00%       7/1/2018            AAA                35           35,568

Csuci Fin Auth Rev CA East
Campus Cmnty Ser A(15)                                       5.25%       9/1/2026            AAA             5,500        5,785,395

Los Angeles Cnty CA Met Trans
Auth Sales Prop A-1St Sr-Ser A(11)                           5.00%       7/1/2027            AAA               400          415,008

Riverside Cnty CA Redev Agy
Tax Alloc Jupura Valley Proj(2)                              5.25%      10/1/2035            AAA             2,000        2,121,140

Rnr Sch Fin Auth CA Spl Tax
Cmnty Fac Dist #92-1 Ser A(2)                               5.625%       9/1/2030            AAA             3,985        4,426,179

Salida CA Area Pub Fac Fin
Agy Cmnty Fac Dist Spl Tax #1998-1(11)                       5.25%       9/1/2028            AAA               900          955,332
                                                                                                                     --------------
TOTAL                                                                                                                    13,738,622
                                                                                                                     --------------
TRANSPORTATION 13.67%

Bay Area Govt Assn CA Rev
Bart SFO Extn-Arpt Premium-A(2)                              5.00%       8/1/2026            AAA             2,000        2,077,100

Fresno CA Arpt Rev Ser A(11)                                 5.50%       7/1/2030            AAA             1,500        1,623,525

Port Oakland CA Port Rev Ser J(15)                           5.50%      11/1/2026            AAA             5,000        5,405,450

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser D                                        5.75%       7/1/2041              A             5,400        6,146,766

Puerto Rico Comwlth Hwy &
Transn Auth Ser G(10)                                        5.25%       7/1/2021            AAA             1,000        1,096,510

San Francisco CA City & Cnty
Aprt Commn Ser 2 Issue 15A AMT(11)                           5.00%       5/1/2017            AAA             2,000        2,113,240

San Francisco CA City & Cnty
Arpt Commn Rev Ser Issue 6 AMT(2)                            6.50%       5/1/2018            AAA             4,500        4,607,685

San Francisco CA City & Cnty
Arpt Lease SFO Fuel Ser A AMT(11)                           6.125%       1/1/2027            AAA               500          551,960

San Francisco CA City & Cnty
Commn Intl Arpt Rev AMT(11)                                  5.75%       1/1/2014            AAA               500          561,005

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
CALIFORNIA TAX-FREE FUND MARCH 31, 2004

                                                                                         RATING:         PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR            AMOUNT
INVESTMENTS                                                  RATE            DATE        MOODY'S             (000)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
San Francisco CA City & Cnty
Ref Second Ser 28B(15)                                       5.25%       5/1/2023            AAA    $        2,000   $    2,131,180
                                                                                                                     --------------
TOTAL                                                                                                                    26,314,421
                                                                                                                     --------------
WATER/SEWER 7.45%

CA Statewide Cmntys
Pooled Fin Pg-Ser C(11)                                      5.25%      10/1/2034            AAA               500          530,285

El Monte CA Wtr Auth Rev(2)                                  5.60%       9/1/2029            AAA             2,000        2,213,800

Imperial CA Ctfs Partn Ref Wtr Fac(10)                       5.00%     10/15/2020            AAA             3,250        3,478,735

Orange Cnty CA Sant Dist
Ctfs Partn(10)                                               5.25%       2/1/2027            AAA             4,265        4,539,496

Palo Alto CA Util Rev Ser A                                  6.25%       6/1/2020            AA+             1,610        1,654,130

San Luis Opispo Cnty CA Ser A(15)                           5.375%       8/1/2030            AAA             1,800        1,923,462
                                                                                                                     --------------
TOTAL                                                                                                                    14,339,908
                                                                                                                     --------------
TOTAL MUNICIPAL BONDS (Cost $178,254,583)                                                                               189,940,553
                                                                                                                     ==============

                                                                                                            SHARES
                                                                                                             (000)
                                                                                                            ------
SHORT-TERM INVESTMENT 0.23%

MONEY MARKET MUTUAL FUND 0.23%

Dreyfus General CA Fund Class A (Cost $445,767)                                                                446          445,767
                                                                                                                     --------------
TOTAL INVESTMENTS 98.89% (Cost $178,700,350)                                                                         $  190,386,320
                                                                                                                     ==============

SCHEDULE OF INVESTMENTS (UNAUDITED)
CONNECTICUT TAX-FREE FUND MARCH 31, 2004

                                                                                                         PRINCIPAL
                                                                                                            AMOUNT
                                                                                                             (000)
                                                                                                    --------------
MUNICIPAL BONDS 98.08%

EDUCATION 19.46%

CT St Hlth & Ed Fac Auth Rev
CT College Ser E(15)                                         5.25%       7/1/2022            AAA    $          400          432,392

CT St Hlth & Ed Fac Auth Rev
Fairfield Univ Ser I(15)                                     5.25%       7/1/2019            AAA               600          650,628

CT St Hlth & Ed Fac Auth Rev
Fairfield Univ Ser I(15)                                     5.50%       7/1/2029            AAA             1,235        1,360,649

CT St Hlth & Ed Fac Auth Rev
Gunnery Sch(16)                                              5.35%       7/1/2031             AA               695          726,296

                       SEE NOTES TO FINANCIAL STATEMENTS.

CONNECTICUT TAX-FREE FUND MARCH 31, 2004

                                                                                         RATING:         PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR            AMOUNT
INVESTMENTS                                                  RATE            DATE        MOODY'S             (000)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CT St Hlth & Ed Fac Auth Rev
Loomis Chaffee Sch Ser D                                     5.25%       7/1/2031             A2    $        2,750   $    2,905,980

CT St Hlth & Ed Fac Auth Rev
Miss Porters Sch Ser A                                       5.75%       7/1/2029             A+             3,200        3,473,216

CT St Hlth & Ed Fac Auth Rev
Quinnipiac College Ser E(1)(11)                              4.75%       7/1/2028            AAA               500          506,700

CT St Hlth & Ed Fac Auth Rev
Suffield Academy Ser A(15)                                   5.40%       7/1/2027            AAA             1,350        1,447,214

CT St Hlth & Ed Fac Auth Rev
Trinity College Ser E(15)                                   5.875%       7/1/2026            AAA             1,000        1,102,120

CT St Hlth & Ed Fac Auth Rev
Trinity College Ser G(2)                                     5.00%       7/1/2021            AAA             1,000        1,059,400

CT St Hlth & Ed Fac Auth Rev
Univ CT Fndtn Ser A                                          5.25%       7/1/2019            Aa3               200          217,808

CT St Hlth & Ed Fac Auth Rev
Univ CT Fndtn Ser A                                         5.375%       7/1/2029            Aa3               210          219,973

CT St Hlth & Ed Fac Auth Rev
Univ Hartford Ser E(16)                                      5.25%       7/1/2032             AA             2,900        3,013,883

CT St Hlth & Ed Fac Auth Rev
Univ New Haven Issue D(1)(4)                                 6.70%       7/1/2026              A             1,000        1,063,490

CT St Hlth & Ed Fac Auth Rev
Unrefunded Bal Sacred Hrt Ser C                              6.50%       7/1/2016           BBB-               275          293,004
                                                                                                                     --------------
TOTAL                                                                                                                    18,472,753
                                                                                                                     --------------
GENERAL OBLIGATION 23.05%

Bridgeport CT Ser C(10)                                      4.75%      8/15/2021            AAA             1,000        1,026,180

Bridgeport CT Ser C(10)                                      5.00%      8/15/2020            AAA               500          529,625

Hartford CT                                                  6.50%     12/15/2005             A1               730          791,977

Montville CT                                                 6.70%      6/15/2009            Aa3               550          664,829

Montville CT                                                 6.70%      6/15/2010            Aa3               575          703,886

New Haven CT(10)                                             5.00%      11/1/2019            AAA               560          598,640

New Haven CT Ser A(2)                                        5.00%      11/1/2021            AAA             1,000        1,062,240

Puerto Rico Comwlth Pub Impt                          Zero Coupon        7/1/2018             A-             2,035        1,072,384

Puerto Rico Comwlth Pub Impt
Pub Impt Ser A                                               5.25%       7/1/2023             A-             2,300        2,459,551

Puerto Rico Comwlth Pub Impt Ref(11)                        5.125%       7/1/2030            AAA             2,450        2,593,178

Puerto Rico Comwlth Pub Impt Ser A                           5.00%       7/1/2027             A-             1,170        1,207,381

Puerto Rico Comwlth Pub Impt Ser A(10)                       5.00%       7/1/2032            AAA             4,285        4,487,938

Redding CT                                                   6.60%      4/15/2010            Aa1               100          121,747

                       SEE NOTES TO FINANCIAL STATEMENTS.

CONNECTICUT TAX-FREE FUND MARCH 31, 2004

                                                                                         RATING:         PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR            AMOUNT
INVESTMENTS                                                  RATE            DATE        MOODY'S             (000)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Waterbury CT(11)                                            5.125%       4/1/2022            AAA    $        2,250   $    2,379,060

Waterbury CT Ser A(11)                                       5.00%       4/1/2019            AAA             1,250        1,337,400

West Haven CT(15)                                            6.50%      6/15/2006            AAA               100          110,843

Westport CT Lot A                                            4.50%       2/1/2021            Aaa               720          736,164
                                                                                                                     --------------
TOTAL                                                                                                                    21,883,023
                                                                                                                     --------------
HEALTHCARE 7.30%

CT St Dev Auth Rev Duncaster Inc Pj(16)                     5.125%       8/1/2022             AA               235          245,542

CT St Hlth & Ed Fac Auth Rev
Bridgeport Hosp Ser A(15)                                   6.625%       7/1/2018            AAA             1,250        1,266,700

CT St Hlth & Ed Fac Auth Rev
Bristol Hosp Ser B(16)                                       5.50%       7/1/2021             AA             1,000        1,095,320

CT St Hlth & Ed Fac Auth Rev
Catholic Hlth East Ser F(15)                                5.625%     11/15/2020            AAA               325          365,576

CT St Hlth & Ed Fac Auth Rev
Child Care Fac Prog Ser C(2)                                5.625%       7/1/2029            AAA             1,000        1,103,320

CT St Hlth & Ed Fac Auth Rev
CT College Ser E(15)                                         5.00%       7/1/2032            AAA             1,050        1,096,525

CT St Hlth & Ed Fac Auth Rev
St. Francis Hosp & Med(16)                                   5.00%       7/1/2022             AA             1,000        1,045,850

CT St Hlth & Ed Fac Auth Rev
Waterbury Hosp Issue Ser C(16)                               5.75%       7/1/2029             AA               650          710,132
                                                                                                                     --------------
TOTAL                                                                                                                     6,928,965
                                                                                                                     --------------
HOUSING 6.22%

CT St Hsg Fin Auth Fin Prog
Subser A-2 AMT                                               5.50%     11/15/2022            AAA             1,000        1,037,040

CT St Hsg Fin Auth Hsg Mtg
Fin Prog Ser D 2 AMT                                         5.15%     11/15/2022            AAA               555          566,178

CT St Hsg Fin Auth Hsg Mtg
Fin Prog Subser A-2                                          5.35%     11/15/2022            AAA               500          516,690

CT St Hsg Fin Auth Spl

Oblig-Grp Home Mtg-G-h5(2)                                   5.85%      6/15/2030            AAA               500          534,005

CT St Hsg Fin Auth Spl

Oblig-Spl Needs Hsg-Sn-h1(2)                                 5.00%      6/15/2032            AAA               750          764,962

CT St Hsg Fin Auth Subser B-2 AMT                            5.75%     11/15/2021            AAA             2,405        2,490,979
                                                                                                                     --------------
TOTAL                                                                                                                     5,909,854
                                                                                                                     --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

CONNECTICUT TAX-FREE FUND MARCH 31, 2004

                                                                                         RATING:         PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR            AMOUNT
INVESTMENTS                                                  RATE            DATE        MOODY'S             (000)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL 3.40%

CT St Dev Auth Govt
Lease Rev(15)                                                6.60%      6/15/2014            AAA    $          500   $      515,375

CT St Dev Auth Solid
Wst Dsp Fac Rev Pfizer Inc AMT                               7.00%       7/1/2025            AAA             2,500        2,716,825
                                                                                                                     --------------
TOTAL                                                                                                                     3,232,200
                                                                                                                     --------------
MISCELLANEOUS 1.14%

Puerto Rico Pub Fin Corp
Comwlth Approp Ser E                                         5.50%       8/1/2029           BBB+             1,000        1,085,850
                                                                                                                     --------------

POWER 7.20%

Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN(15)                                               5.00%       7/1/2032            AAA             1,500        1,572,270

Puerto Rico Elec Pwr Auth Rev
Ser II(11)                                                  5.125%       7/1/2026            AAA             2,925        3,120,975

Puerto Rico Elec Pwr Auth Rev
Ser II                                                       5.25%       7/1/2031             A-             1,000        1,062,330

Puerto Rico Elec Pwr Auth Ser HH(11)                         5.25%       7/1/2029            AAA             1,000        1,080,190
                                                                                                                     --------------
TOTAL                                                                                                                     6,835,765
                                                                                                                     --------------
PRE-REFUNDED 18.51%

CT St Hlth & Ed Fac Auth Rev
Auth Rev Sacred Heart Ser C                                  6.50%       7/1/2016           BBB-               725          817,655

CT St Ser A                                                 5.625%      4/15/2020             AA             1,000        1,172,040

CT St Ser A                                                  6.00%      4/15/2015             AA             1,000        1,192,790

CT St Ser B                                                 5.375%      10/1/2011             AA             1,000        1,072,800

CT St Ser B                                                  5.60%      6/15/2020             AA               250          290,780

CT St Ser D                                                 5.125%     11/15/2018             AA             1,500        1,718,715

CT St Ser S FSA(11)(6)                                       5.00%     11/15/2009            AAA             1,600        1,808,160

CT St Spl Tax Oblig Rev(10)                                  6.10%      10/1/2011            AAA             1,000        1,035,260

CT St Spl Tax Oblig Rev
Transn Infra Ser A(10)                                       6.00%      12/1/2018            AAA             1,000        1,198,030

Municipal Secs Trust Ctfs Ser
7005 Cl B RIBs ETM+                                         9.589%      10/1/2040            Aaa             1,000        1,227,880

Puerto Rico Comwlth                                          6.00%       7/1/2026            AAA             1,000        1,150,490

Puerto Rico Elec Pwr Auth Rev Ser X                         6.125%       7/1/2021            Aaa               750          812,303

Puerto Rico Elec Pwr Auth Ser T RIBs(11)                   11.472%       7/1/2018            AAA             1,500        1,597,710

University CT Rev Student Fee Ser A(10)                      5.75%     11/15/2020            AAA               205          244,061

University CT Rev Student Fee Ser A                          6.00%     11/15/2021            AA-               390          470,172

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
CONNECTICUT TAX-FREE FUND MARCH 31, 2004

                                                                                         RATING:         PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR            AMOUNT
INVESTMENTS                                                  RATE            DATE        MOODY'S             (000)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
University CT Rev Student Fee Ser A(10)                      6.00%     11/15/2025            AAA    $          500   $      602,785

University CT Ser A(10)                                     5.625%       3/1/2020            AAA             1,000        1,166,000
                                                                                                                     --------------
TOTAL                                                                                                                    17,577,631
                                                                                                                     --------------
RESOURCE RECOVERY 1.10%

Stamford CT Wtr Poll Ctl
Sys & Fac Rev Ser A                                          5.00%     11/15/2032            AA+             1,000        1,044,170
                                                                                                                     --------------
TRANSPORTATION 6.49%

CT St Spl Tax Oblig Rev Rite
PA 1039 R-A RIBs(11)                                        9.293%       1/1/2010            AAA               500          607,480

CT St Spl Tax Oblig Rev Rite
PA 1039 R-B RIBs(11)                                        9.293%       1/1/2010            AAA               785          940,932

CT St Spl Tax Oblig Rev Rite
PA 1039 R-C RIBs(11)                                        8.543%       7/1/2017            AAA             2,250        2,511,090

CT St Spl Tax Oblig Rev

Transn Infra Purp(10)                                        5.00%       1/1/2024            AAA             1,000        1,055,160

Puerto Rico Comwlth Hwy & Ser D(11)                          5.00%       7/1/2032            AAA             1,000        1,047,360
                                                                                                                     --------------
TOTAL                                                                                                                     6,162,022
                                                                                                                     --------------
WATER/SEWER 4.21%

CT St Dev Auth Wtr
Bridgeport AMT(2)(17)                                        6.15%       4/1/2035            AAA               500          558,135

CT St Dev Auth Wtr
Fac Rev CT Wtr Co Ser A AMT(2)                               5.75%       7/1/2028            AAA               250          250,885

South Cent CT Regl Wtr Auth
16th Ser(2)                                                 5.375%       8/1/2030            AAA             1,000        1,075,160

South Cent CT Regl Wtr Auth
18th Ser-A(15)                                               5.00%       8/1/2033            AAA             1,000        1,044,640

South Cent CT Regl Wtr Auth
Sys Rev 16th Ser(2)                                         5.375%       8/1/2025            AAA             1,000        1,072,280
                                                                                                                     --------------
TOTAL                                                                                                                     4,001,100
                                                                                                                     --------------
TOTAL MUNICIPAL BONDS (Cost $86,863,226)                                                                                 93,133,333
                                                                                                                     ==============

                                                                                                            SHARES
                                                                                                             (000)
                                                                                                            ------
SHORT-TERM INVESTMENT 0.25%

MONEY MARKET MUTUAL FUND 0.25%

Dreyfus CT Muni Cash Management (Cost $235,138)                                                                235          235,138
                                                                                                                     --------------
TOTAL INVESTMENTS 98.33% (Cost $87,098,364)                                                                          $   93,368,471
                                                                                                                     ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

HAWAII TAX-FREE FUND MARCH 31, 2004

                                                                                         RATING:         PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR            AMOUNT
INVESTMENTS                                                  RATE            DATE        MOODY'S             (000)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS 99.09%

EDUCATION 7.27%

HI St Hsg Fin & Dev Corp Rev
Univ of HI Faculty Hsg Pj(2)                                 5.65%      10/1/2016            AAA    $        1,000   $    1,070,040

HI St Hsg Fin & Dev Corp Rev
Univ of HI Faculty Hsg Pj(2)                                 5.70%      10/1/2025            AAA               380          405,316

Univ HI Univ Sys Rev(10)                                    5.125%      7/15/2032            AAA             1,000        1,039,920

Univ HI Univ Sys Rev Ser A(10)                               5.50%      7/15/2029            AAA             2,500        2,710,550
                                                                                                                     --------------
TOTAL                                                                                                                     5,225,826
                                                                                                                     --------------

GENERAL OBLIGATION 24.16%

HI Cnty HI Ser A(11)                                         5.00%      7/15/2023            AAA             1,000        1,049,120

HI Cnty HI Ser A(10)                                         5.50%      7/15/2017            AAA             1,045        1,185,375

HI Cnty HI Ser A(10)                                         5.60%       5/1/2013            AAA             1,780        2,083,454

HI Cnty HI Ser A(11)                                        5.625%      5/15/2019            AAA               545          616,711

HI St Ser BZ                                                 6.00%      10/1/2010            AA-               500          595,970

HI St Ser BZ                                                 6.00%      10/1/2012            AA-               500          599,645

HI St Ser CA(10)                                             8.00%       1/1/2013            AAA             2,000        2,681,360

HI St Ser CP(10)                                             5.00%      10/1/2016            AAA               900          971,667

HI St Ser CZ(11)                                             5.25%       7/1/2018            AAA             1,000        1,098,720

Honolulu HI City & Cnty Ser A(11)                           5.125%       9/1/2021            AAA               600          635,772

Honolulu HI City & Cnty Ser A(10)                            5.50%       9/1/2016            AAA                 5            5,516

Honolulu HI City & Cnty Ser B(10)                            5.00%      11/1/2016            AAA               265          286,515

Kauai Cnty HI Pub Impt Ser B(15)                             5.25%       8/1/2017            AAA                95          104,599

Kauai Cnty HI Ser A(15)                                      5.50%       8/1/2021            AAA             2,495        2,801,037

Puerto Rico Comwlth Pub Impt Ser A                           5.00%       7/1/2027             A-               500          515,975

Puerto Rico Comwlth Pub Impt Ser A                          5.375%       7/1/2028             A-             2,000        2,140,100
                                                                                                                     --------------
TOTAL                                                                                                                    17,371,536
                                                                                                                     --------------
HEALTHCARE 7.73%

HI St Dept Bdg & Fin Spl Purp
Mtg Rev St Francis Med Ctrs(11)                              6.50%       7/1/2022            AAA             1,200        1,215,684

HI St Dept Bdg & Fin Spl Purp
Rev Kapiolani Hlth                                           6.20%       7/1/2016           BBB+             1,000        1,045,760

HI St Dept Bdg & Fin Spl Purp
Rev Kapiolani Hlth                                           6.25%       7/1/2021           BBB+             2,000        2,071,860

HI St Dept Bdg & Fin Spl Purp
Rev The Queens Hlth Sys Ser B(15)                            5.25%       7/1/2023            AAA             1,000        1,067,160

                       SEE NOTES TO FINANCIAL STATEMENTS.

HAWAII TAX-FREE FUND MARCH 31, 2004

                                                                                         RATING:         PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR            AMOUNT
INVESTMENTS                                                  RATE            DATE        MOODY'S             (000)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Ind Tourist Ed
Med Mutuo Oblig Grp Ser A(15)                                6.25%       7/1/2024            AAA    $          150   $      158,259
                                                                                                                     --------------
TOTAL                                                                                                                     5,558,723
                                                                                                                     --------------
HOUSING 4.36%

HI St Hsg Fin & Dev Corp Sing
Fam Mtg Purp Rev Ser A AMT(9)                                7.10%       7/1/2024            AAA               725          726,385

HI St Hsg Fin & Dev Corp Sing
Fam Mtg Purp Rev Ser B(9)                                    5.30%       7/1/2028            AAA               850          868,479

HI St Hsg Fin & Dev Corp Sing
Fam Mtg Purp Rev Ser B(9)                                    5.45%       7/1/2017            AAA             1,000        1,035,800

Honolulu HI City & Cnty Mtg
Rev Smith Beretania 8A(15)(8)                                5.45%       1/1/2025            Aaa               500          500,100
                                                                                                                     --------------
TOTAL                                                                                                                     3,130,764
                                                                                                                     --------------
LEASE 0.74%

Puerto Rico Pub Fin Corp
Comwlth Approp Ser E                                         5.75%       8/1/2030           BBB+               500          535,375
                                                                                                                     --------------

MISCELLANEOUS 5.87%

HI St Ctfs Partn Cap Dist
Kapolei St Office Ser A(2)                                   5.00%       5/1/2018            AAA               475          512,249

HI St Ctfs Partn Cap Dist St Office(15)                      5.50%       5/1/2020            AAA               500          559,190

Puerto Rico Pub Bldg Auth Rev
Govt Fac Ser B(2)                                            5.00%       7/1/2027            AAA             1,000        1,039,820

Puerto Rico Pub Bldg Auth Rev
Gtd Govt Fac Ser D                                           5.25%       7/1/2036             A-             2,000        2,104,980
                                                                                                                     --------------
TOTAL                                                                                                                     4,216,239
                                                                                                                     --------------
POWER 7.74%

HI St Dept Bdg & Fin Spl Purp
HI Elec Co Inc PJS-Ser A AMT(2)                              5.10%       9/1/2032            AAA             1,500        1,529,715

HI St Dept Bdg & Fin Spl Purp
Mtg Rev HI Elec Co Ser A AMT(15)                             6.60%       1/1/2025            AAA             2,500        2,612,075

Puerto Rico Elec Pwr Auth Rev
Ser II(11)                                                  5.125%       7/1/2026            AAA             1,330        1,419,110
                                                                                                                     --------------
TOTAL                                                                                                                     5,560,900
                                                                                                                     --------------
PRE-REFUNDED 26.63%

HI St Ser CT(11)                                            5.875%       9/1/2019            AAA             1,175        1,391,141

Hawaii St Ser CU(15)                                        5.25%       10/1/2020            AAA             1,700        1,954,269

                       SEE NOTES TO FINANCIAL STATEMENTS.

HAWAII TAX-FREE FUND MARCH 31, 2004

                                                                                         RATING:         PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR            AMOUNT
INVESTMENTS                                                  RATE            DATE        MOODY'S             (000)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
HI St Dept Bdg & Fin Spl Purp
Rev Kaiser Permanente Ser A ETM                              5.15%       3/1/2015              A    $        1,250   $    1,377,100

Honolulu HI City & Cnty Brd
Wtr Supply Wtr Sys Rev                                       5.80%       7/1/2021             AA             1,000        1,106,320

Honolulu HI City & Cnty Ser A(15)                            5.00%      11/1/2015            AAA               405          450,234

Honolulu HI City & Cnty Ser A(15)                            5.00%      11/1/2015            AAA             1,095        1,163,777

Honolulu HI City & Cnty Ser A(10)                            5.50%       9/1/2016            AAA               555          633,743

Honolulu HI City & Cnty Ser A(10)                            5.50%       9/1/2016            AAA               440          489,689

Honolulu HI City & Cnty Ser B(10)                            5.00%      11/1/2016            AAA               235          263,454

Honolulu HI City & Cnty Wtr ETM(10)(17)                      6.00%      12/1/2015            AAA             1,000        1,228,910

Kauai Cnty HI(10)                                           6.125%       8/1/2024            AAA               580          693,976

Maui Cnty HI Ser A(15)                                       5.00%       3/1/2022            AAA               750          785,865

Maui Cnty HI Ser A(15)                                       5.75%       6/1/2016            AAA             1,035        1,140,291

Maui Cnty HI Ser A(10)                                       6.10%       3/1/2020            AAA               500          597,385

Municipal Secs Trust Ctfs Ser
7005 Cl B RIBs ETM+                                         9.589%      10/1/2040            Aaa             1,250        1,534,850

Puerto Rico Comwlth                                          6.00%       7/1/2026            AAA             1,000        1,150,490

Puerto Rico Comwlth                                          6.50%       7/1/2023            AAA             1,250        1,285,350

Puerto Rico Comwlth Infra Fin
Auth Spl Ser A ETM                                          5.375%      10/1/2024            AAA               300          336,651

Puerto Rico Comwlth Infra Fin
Auth Spl Ser A ETM                                           5.50%      10/1/2032            AAA               200          224,512

Puerto Rico Ind Med & Envr
Poll Ctrl St. Luke Hosp Ser A                                6.25%       6/1/2010             NR             1,250        1,336,163
                                                                                                                     --------------
TOTAL                                                                                                                    19,144,170
                                                                                                                     --------------
TRANSPORTATION 12.99%

HI St Hwy Rev(11)                                            5.50%       7/1/2020            AAA             1,100        1,233,408

HI St Hbr Cap Impt Rev AMT(10)                               6.25%       7/1/2015            AAA               500          515,450

HI St Hbr Cap Impt Rev AMT(10)                              6.375%       7/1/2024            AAA               500          515,600

Puerto Rico Comwlth Hwy &
Transn Auth Rev PMD Ser B                                    6.00%       7/1/2026              A             1,000        1,049,940

Puerto Rico Comwlth Hwy &
Transn Auth Rev Rites RIBs                                  9.675%       1/1/2010             NR             1,000        1,273,540

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser D                                        5.75%       7/1/2041              A             1,000        1,138,290

Puerto Rico Comwlth Hwy &
Transn Auth Transn Sub PR Rev                                5.00%       7/1/2022             A-                20           20,734

Puerto Rico Comwlth Hwy

Transn Auth Hwy Rev Ser Y(15)(14)                            5.50%       7/1/2036            AAA               250          281,860

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
HAWAII TAX-FREE FUND MARCH 31, 2004

                                                                                         RATING:         PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR            AMOUNT
INVESTMENTS                                                  RATE            DATE        MOODY'S             (000)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Comwlth Hwy
Transn Auth Hwy Rev Ser Y                                    5.50%       7/1/2036              A    $        3,000   $    3,309,510
                                                                                                                     --------------
TOTAL                                                                                                                     9,338,332
                                                                                                                     --------------
WATER/SEWER 1.60%

Honolulu HI City & Cnty Brd
Wtr Supply Wtr Sys Rev(11)                                   5.25%       7/1/2031            AAA               100          104,961

Honolulu HI City & Cnty Brd
Wtr Supply Wtr Sys Rev Ser A(10)                             5.00%       7/1/2033            AAA             1,000        1,044,770
                                                                                                                     --------------
TOTAL                                                                                                                     1,149,731
                                                                                                                     --------------
TOTAL MUNICIPAL BONDS (Cost $65,319,182)                                                                             $   71,231,596
                                                                                                                     ==============

SCHEDULE OF INVESTMENTS (UNAUDITED)
MINNESOTA TAX-FREE FUND MARCH 31, 2004

MUNICIPAL BONDS 94.70%

EDUCATION 14.26%

MN St Higher Ed Fac Auth Rev
Hamline Univ Ser 5-B                                         6.00%      10/1/2029           Baa1               500          536,365

MN St Higher Ed Fac Auth Rev
Macalester College Ser 4-J                                   5.55%       3/1/2017            Aa3               260          284,302

MN St Higher Ed Fac Auth Rev
Univ of St Thomas Ser 4-A1                                  5.625%      10/1/2016             A2               250          263,778

MN St Higher Ed Fac Auth Rev
Univ of St Thomas Ser 4-M                                    5.35%       4/1/2017             A2               250          262,438

Pequot Lakes MN Indpt Sch
Dist No 186(10)                                              5.25%       2/1/2022            AAA             1,550        1,673,551

Prior Lake MN Indpt Sch Dist
No 719 Ser A(10)                                             5.25%       2/1/2023            Aaa             1,470        1,580,029

Robbinsdale MN Indpt Sch Dist Ser B(15)                     4.625%       2/1/2024            Aaa               825          839,008

University MN Ser A                                          5.75%       7/1/2018             AA               250          298,332
                                                                                                                     --------------
TOTAL                                                                                                                     5,737,803
                                                                                                                     --------------
GENERAL OBLIGATION 14.27%

Elk River MN Sch Dist(15)                                    5.50%       2/1/2021            Aaa               500          559,230

Lake Superior MN Indpt Sch
Dist #381 Ser A(11)                                          5.00%       4/1/2023            Aaa               500          528,920

Medford MN Indpt Sch Dist
#763 Ser A(11)                                               5.50%       2/1/2031            Aaa               500          551,895

Minneapolis MN Ser E                                         5.00%       3/1/2026            AAA               500          517,325

                       SEE NOTES TO FINANCIAL STATEMENTS.

MINNESOTA TAX-FREE FUND MARCH 31, 2004

                                                                                         RATING:         PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR            AMOUNT
INVESTMENTS                                                  RATE            DATE        MOODY'S             (000)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MN St                                                        5.25%       8/1/2014            AAA    $          265   $      278,279

Morris MN Indp Sch Dist No 769 Bldg(15)                      5.00%       2/1/2028            AAA             1,000        1,046,400

North St. Paul Maplewood MN
Indpt Sch Dist #622                                         5.125%       2/1/2025            AA+               400          412,520

North St. Paul Maplewood MN
Indpt Sch Dist #622 Ser A                                   5.125%       2/1/2020            AA+               100          104,572

Princeton MN Indpt Sch Dist #477(11)                        5.125%       2/1/2024            Aaa             1,000        1,038,080

Puerto Rico Comwlth Pub Impt
Unrefunded-Pub Impt(15)(14)                                  5.00%       7/1/2028            AAA               175          182,742

Ramsey Cnty MN ST Aid Str-Ser C                              5.00%       2/1/2024            AAA               500          523,200
                                                                                                                     --------------
TOTAL                                                                                                                     5,743,163
                                                                                                                     --------------
HEALTHCARE 11.78%

Bemidji MN Hlthcare Fac
North Country Health Svcs(16)                                5.00%       9/1/2024             AA             1,000        1,026,880

Duluth MN Economic Dev
Benedictine Hlth Sys-St Marys                                5.25%      2/15/2028             A-             1,000        1,021,560

Duluth MN Economic Dev
Benedictine Hlth Sys-St Marys                                5.25%      2/15/2033             A-             1,000        1,018,430

Hastings MN Hlthcare Fac Rev
Regina Med Ctr(1)                                            5.30%      9/15/2028              A               400          410,644

Minneapolis & St. Paul MN Hsg
Redev Auth Hlthcare Sys Ser A(11)                            5.70%      8/15/2016            AAA               150          161,096

Minneapolis MN Healthcare Sys Rev(15)                        5.00%      5/15/2021            AAA               250          265,402

MN Agric & Econ Dev Bd Rev
Hlthcare Fairview Hosp Ser A(15)                             5.50%     11/15/2017            AAA               220          244,966

Rochester MN Hlthcare Fac Rev(15)(14)                        5.50%     11/15/2027            AAA               500          539,900

St. Paul MN Hsg & Redev Auth
Franciscan Hlth Pj(12)(8)                                    5.30%     11/20/2022            AAA                50           52,097
                                                                                                                     --------------
TOTAL                                                                                                                     4,740,975
                                                                                                                     --------------
HOUSING 16.25%

Crow Wing Cnty Minn Hsg Ser A(15)                            4.90%       1/1/2034            Aaa               490          502,564

Dakota Cnty MN Hsg & Redev
Auth Sing Fam Mtg Rev AMT(13)                                5.85%      10/1/2030            AAA               196          202,676

Fairbault MN Hsg & Redev Auth
Govt Trails Edge Apts Ser A                                  5.25%       2/1/2028             A3               300          302,670

Minneapolis MN Multi Fam Hsg
Rev Mtg East Village South(12)(8)                            6.10%      7/20/2020            Aaa             1,000        1,079,110

                       SEE NOTES TO FINANCIAL STATEMENTS.

MINNESOTA TAX-FREE FUND MARCH 31, 2004

                                                                                         RATING:         PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR            AMOUNT
INVESTMENTS                                                  RATE            DATE        MOODY'S             (000)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Minneapolis MN Multi Fam
Rev Hsg East Phillips AMT(12)                                5.25%      8/20/2044            Aaa    $          300   $      304,194

MN St Hsg Fin Agy Rental
Hsg Ser A AMT                                                5.00%       2/1/2035            AA+               500          503,300

MN St Hsg Fin Agy Residential
Hsg Fin Ser F AMT                                            5.40%       7/1/2030            AA+             1,485        1,517,863

MN St Hsg Fin Agy Sing
Fam Mtg Ser D AMT                                            5.85%       7/1/2019            AA+               115          118,910

MN St Hsg Fin Agy Sing
Fam Mtg Ser D AMT                                            6.40%       7/1/2015            AA+                85           87,528

MN St Hsg Fin Agy Sing
Fam Mtg Ser E                                                5.90%       7/1/2025            AA+               130          133,182

MN St Hsg Fin Agy Sing
Fam Mtg Ser G AMT                                            6.25%       7/1/2026            AA+                65           67,063

Robbinsdale MN Hsg Dev Sr Hsg
Pj Ser B(10)                                                 5.75%       1/1/2023            Aaa               250          261,515

Scott Cnty MN Hsg & Redev
Savage City Hamilton Apts Pj(2)                              5.60%       2/1/2019            Aaa                80           83,311

St Paul MN Hsg & Redev Auth
Multi Fam Hsg Rev Selby AMT(12)(8)                           5.50%      9/20/2044            Aaa               750          766,058

St Paul MN Port Auth Hsg
Burlington Apt(12)                                           5.35%       5/1/2031            AAA               500          504,560

St. Louis Park MN Multi Fam
Hsg Mtg Cmnty Hsg(8)                                         6.15%      12/1/2016            Aa2               100          104,652
                                                                                                                     --------------
TOTAL                                                                                                                     6,539,156
                                                                                                                     --------------
LEASE 4.92%

Olmsted Cnty MN Hsg & Redev                                  5.00%       2/1/2023            AAA               275          285,106

Puerto Rico Pub Fin Corp

Comwlth Approp Ser E                                         5.75%       8/1/2030           BBB+               500          535,375

Rochester MN Indpt Sch Dist

#535 Ctfs Partn(11)                                         5.125%       2/1/2020            AAA                85           91,180

St Paul MN Port Auth Lease

Rev Office Bldg                                              5.25%      12/1/2027            AA+             1,000        1,066,510
                                                                                                                     --------------
TOTAL                                                                                                                     1,978,171
                                                                                                                     --------------
MISCELLANEOUS 3.99%

Bemidji MN Lease Rev MN St
Bureau Crim Appreh(15)                                       5.80%      12/1/2021            Aaa               460          520,683

Douglas Cnty MN Hsg & Redev
Governmental Hsg Ser A(15)                                   5.50%       1/1/2032            Aaa               560          588,370

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
MINNESOTA TAX-FREE FUND MARCH 31, 2004

                                                                                         RATING:         PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR            AMOUNT
INVESTMENTS                                                  RATE            DATE        MOODY'S             (000)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MN St Retirement Sys
Bldg Rev                                                     6.00%       6/1/2030            AAA    $          250   $      290,332

St. Cloud MN Ctfs Partn                                      5.90%      12/1/2017             A+               200          207,384
                                                                                                                     --------------
TOTAL                                                                                                                     1,606,769
                                                                                                                     --------------
POWER 9.26%

Chaska MN Elec Rev Ser A                                     6.00%      10/1/2025             A3               250          271,193

Puerto Rico Elec Pwr Auth Rev
Ser DD(11)                                                   4.50%       7/1/2019            AAA                95           97,489

Rochester MN Elec Util Rev(2)(17)                            5.25%      12/1/2030            AAA             1,000        1,063,340

South MN Muni Agy Supply Sys
Rev Ser A(15)                                         Zero Coupon        1/1/2021            AAA             1,135          530,124

South MN Muni Agy Supply Sys
Rev Ser A(15)                                                5.00%       1/1/2013            AAA             1,000        1,124,060

Western MN Mun Pwr Agy Pj Ser A(2)                           5.50%       1/1/2016            Aaa               565          639,162
                                                                                                                     --------------
TOTAL                                                                                                                     3,725,368
                                                                                                                     --------------
PRE-REFUNDED 4.61%

Minneapolis MN Spl Sch Dist
#001 Ctfs Partn                                              5.75%       2/1/2015            AA+               100          113,493

Minneapolis MN Spl Sch Dist
#001 Ctfs Partn                                              5.75%       2/1/2017            AA+             1,120        1,271,121

Minnesota Pub Fac Auth Wtr
Poll Ctrl Rev Ser A                                          6.25%       3/1/2016            AAA               100          104,701

Puerto Rico Comwlth Pub Impt
Pub Impt(15)(14)                                             5.00%       7/1/2028            AAA               325          367,273
                                                                                                                     --------------
TOTAL                                                                                                                     1,856,588
                                                                                                                     --------------

TRANSPORTATION 10.46%

Minneapolis & St. Paul MN Met
Comm Arpt Rev Sub Ser C(10)                                  5.25%       1/1/2026            AAA             2,000        2,114,800

Minneapolis & St. Paul MN Met
Sub Ser A(15)                                                5.00%       1/1/2023            AAA             1,000        1,052,710

St Paul MN Port Auth Lease

Rev Office Bldg at Robnert St 3-11                           5.00%      12/1/2027            AA+             1,000        1,041,140
                                                                                                                     --------------
TOTAL                                                                                                                     4,208,650
                                                                                                                     --------------
WATER/SEWER 4.90%

MN Pub Facs Auth Ser A                                       4.40%       3/1/2024            AAA             2,000        1,971,220
                                                                                                                     --------------
TOTAL MUNICIPAL BONDS (Cost $36,122,585)                                                                             $   38,107,863
                                                                                                                     ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)
MISSOURI TAX-FREE FUND MARCH 31, 2004

                                                                                         RATING:         PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR            AMOUNT
INVESTMENTS                                                  RATE            DATE        MOODY'S             (000)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS 96.26%

EDUCATION 8.67%

Bowling Green MO Sch Dist R-I
Bldg Corp Leasehold Rev(15)                                  5.85%       3/1/2020            Aaa    $        1,000   $    1,153,160

Curators Univ MO Sys Facs Rev Ser A                          4.75%      11/1/2028             AA             2,585        2,626,670

Kansas Cnty MO Met Cmnty
Colleges Bldg Corp Rev Ref(10)                               5.00%       7/1/2021            Aaa             1,000        1,057,100

Mehville MO Sch Dist #R9 Ctfs
Partn MO Cap Impt(11)                                        5.25%       9/1/2013            AAA             1,000        1,138,940

MO St Hlth & Ed Fac
Auth Ref Washington Univ Ser B                               5.00%       3/1/2030            AA+             1,800        1,862,550

MO St Hlth & Ed Fac
Auth Washington Univ Ser A                                   4.75%     11/15/2037            AA+             2,050        2,062,608

MO St Hlth & Ed Fac
Auth Webster Univ(15)                                        5.25%       4/1/2021            Aaa             2,000        2,147,320

University MO Univ Rev
Ref-Sys Facs-Ser B(15)(14)                                   5.00%      11/1/2027            AAA             1,500        1,556,400
                                                                                                                     --------------
TOTAL                                                                                                                    13,604,748
                                                                                                                     --------------
GENERAL OBLIGATION 18.23%

Belton MO Sch Dist No 124 MO
Direct Deposit Prog(11)                                      6.00%       3/1/2020            AAA             1,770        2,066,829

Boone Cnty MO Reorg Sch Dist #R-6                            6.00%       3/1/2020            AA+               500          582,375

Franklin Cnty MO Reorg Sch
Dist # R-XV                                                  6.00%       3/1/2020            AA+               390          453,106

Hazelwood MO Sch Dist Impt-MO
Direct Deposit PG                                            5.25%       3/1/2020            Aaa               630          688,981

Independence MO Sch Dist
Ref-MO Direct Deposit Prog(11)                               5.00%       3/1/2012            AAA             2,810        3,162,824

Ladue MO Sch Dist                                            5.25%       3/1/2016            AAA             1,880        2,052,734

Puerto Rico Comwlth Pub Impt
Pub Impt-Ser A(15)(14)                                       5.50%       7/1/2029            AAA             1,000        1,178,480

Puerto Rico Comwlth Pub Impt
Pub Impt-Ser B(10)                                           5.50%       7/1/2011            AAA             3,985        4,648,462

Puerto Rico Comwlth Pub Impt
Ref Pub Impt-Ser C(11)                                       5.00%#      7/1/2021            AAA             3,000        3,309,930

Puerto Rico Comwlth Pub Impt Ser A                          5.125%       7/1/2031             A-             3,595        3,739,016

Springfield MO Sch Dist
#R12 Direct Deposit Prog                                     5.85%       3/1/2020            AA+               500          576,580

St. Louis Cnty MO Pattonville
#R-3 Sch Dist(10)                                            6.00%       3/1/2019            AAA               845          992,334

                       SEE NOTES TO FINANCIAL STATEMENTS.

MISSOURI TAX-FREE FUND MARCH 31, 2004

                                                                                         RATING:         PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR            AMOUNT
INVESTMENTS                                                  RATE            DATE        MOODY'S             (000)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
St. Louis Cnty MO Sch Dist
#R-8 Lindbergh(15)                                    Zero Coupon        3/1/2017            AAA    $        2,940   $    1,708,581

St. Louis Cnty MO Sch Dist
#R-8 Lindbergh(15)                                    Zero Coupon        3/1/2018            AAA             3,015        1,668,622

St. Louis MO Pub Safety(10)                                 5.125%      2/15/2018            AAA               270          288,406
University City MO Sch Dist(15)                             10.00%      2/15/2008            AAA             1,175        1,504,364
                                                                                                                     --------------
TOTAL                                                                                                                    28,621,624
                                                                                                                     --------------
HEALTHCARE 7.90%

Cape Girardeau Cnty MO Ind
Dev Auth Health Care Facs Rev                                5.75%       6/1/2032             A-(b)          1,600        1,653,472

Hannibal MO Ind Dev Auth Hlth
Fac Rev Regl Hosp Ser A(11)                                 5.625%       3/1/2012            AAA             2,170        2,354,233

MO St Hlth & Ed Fac Auth BJC Hlth                            5.25%      5/15/2032             AA             5,000        5,190,400

MO St Hlth & Ed Fac Auth Rev(2)                              5.25%       6/1/2028            AAA             2,000        2,105,520

MO St Hlth & Ed Fac Auth
Rites PA-1049 RIBs(2)                                      16.425%       6/1/2010             NR               855        1,095,999
                                                                                                                     --------------
TOTAL                                                                                                                    12,399,624
                                                                                                                     --------------
HOUSING 6.51%

MO St Dev Fin Brd Multi Fam
Rev Quality Hill Pj Ser A(16)                                5.60%      9/15/2028             AA             2,115        2,163,328

MO St Dev Fin Brd Solid Waste
Disp Rev P & G Paper Pj AMT                                  5.20%      3/15/2029            AA-             1,000        1,086,890

MO St Hsg Dev Cmnty Mtg Rev
Sing Fam Mtg AMT(12)(8)                                      6.22%       3/1/2026            AAA             2,300        2,365,734

MO St Hsg Dev Cmnty Mtg Rev
Sing Fam Mtg Rev AMT(13)                                    5.375%       9/1/2022            AAA             1,570        1,613,662

MO St Hsg Dev Cmnty Mtg Rev
Sing Fam Mtg Ser A AMT(12)                                   6.75%       6/1/2024            AAA                70           70,108

MO St Hsg Dev Cmnty Mtg Rev
Sing Fam Ser E-1 AMT(13)                              Zero Coupon        3/1/2029            AAA             1,580          392,551

Puerto Rico Hsg Fin Auth
Cap Fd Prog(20)                                              4.50%      12/1/2023             AA             2,500        2,525,250
                                                                                                                     --------------
TOTAL                                                                                                                    10,217,523
                                                                                                                     --------------
LEASE 5.75%

Gladstone MO Ctfs Partn Ser A(2)                             5.35%      6/15/2016            Aaa             1,095        1,209,449

Grandview MO Ctfs Partn(10)                                  5.00%       1/1/2027            Aaa             1,700        1,771,978

Kansas City MO Sch Dist Bldg
Ref Elem Sch Pj Ser B(10)                                    5.00%       2/1/2012            Aaa             1,090        1,221,574

                       SEE NOTES TO FINANCIAL STATEMENTS.

MISSOURI TAX-FREE FUND MARCH 31, 2004

                                                                                         RATING:         PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR            AMOUNT
INVESTMENTS                                                  RATE            DATE        MOODY'S             (000)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MO Dev Fin Brd Cultural Facs
Nelson Gallery Fndtn Ser A(15)                               5.00%      12/1/2030            AAA    $        4,650   $    4,832,466
                                                                                                                     --------------
TOTAL                                                                                                                     9,035,467
                                                                                                                     --------------
MISCELLANEOUS 14.91%

BI State Dev Agy MO Met Dist
Metrolink Cross Cnty Pj-B(11)                                5.00%      10/1/2032            AAA             6,500        6,769,100

Kansas City MO Muni Assistance Corp
Rev Leasehold-Ser 2001A(2)                                   5.00%       3/1/2019            AAA             1,500        1,602,015

Kansas City MO Muni
Assistance Corp Rev Ser A                                   5.125%       3/1/2019             A2             1,100        1,163,140

Kansas City MO Muni
Assistance Leasehold Bartle(15)                              5.00%      4/15/2020            AAA             1,500        1,551,075

MO St Brd Pub Bldgs Spl Ser A                                5.00%     10/15/2027            AA+             2,800        2,931,796

MO Dev Fin Brd Cultural Facs
Nelson Gallery(15)                                           5.25%      12/1/2013            AAA             2,305        2,608,454

MO St Ctfs Partn Bonne Terre
Prison Pj Ser A(2)                                           5.15%       6/1/2018            AAA             1,015        1,082,964

MO St Dev Fin Brd Infra Fac
Rev Hartman Hrtge Ctr Ser A(2)                              5.875%       4/1/2020            Aaa             1,000        1,136,260

Puerto Rico Pub Bldg Auth Rev
Ref-Govt Facs-Ser C                                          5.75%       7/1/2018             A-             1,000        1,163,610

St. Louis MO Mun Fin Corp
Lease Carnahan Courthouse-Ser A(10)                         5.125%      2/15/2027            Aaa             1,500        1,570,515

St. Louis MO Mun Fin Corp
Lease Impt City Justice Ctr Ser A(2)                         6.00%      2/15/2020            Aaa               760          888,508

St. Louis MO Ind Dev Auth Rev
Convention Ctr Hotel(2)                               Zero Coupon       7/15/2020            AAA             2,000          946,380
                                                                                                                     --------------
TOTAL                                                                                                                    23,413,817
                                                                                                                     --------------
POWER 1.00%

Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN                                                  5.125%       7/1/2029             A-             1,500        1,570,125
                                                                                                                     --------------
PRE-REFUNDED 17.32%

Clay Cnty MO Pub Bldg Auth
Leasehold Rev(10)                                            7.00%      5/15/2014            AAA             1,000        1,006,800

MO Sch Brds Assoc Lease
Partn NIXA Reorg Sch Dist R-2(16)                            5.40%       3/1/2020             AA               850          917,413

MO St Envr Impt & Enrg
St Revolv FD Ser B                                           7.20%       7/1/2016            Aaa             1,130        1,169,471

MO St Envr Impt & Enrg
St Revolving FD-D                                            5.90%       1/1/2019            Aaa             1,860        2,021,392

                       SEE NOTES TO FINANCIAL STATEMENTS.

MISSOURI TAX-FREE FUND MARCH 31, 2004

                                                                                         RATING:         PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR            AMOUNT
INVESTMENTS                                                  RATE            DATE        MOODY'S             (000)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MO St Envr Impt & Enrg
St Revolving FD-E                                           5.625%       7/1/2016            Aaa    $          630   $      700,667

MO St Hlth & Ed Fac
Auth BJC Hlth Sys Ser A ETM                                  6.50%      5/15/2020             NR             4,900        5,024,901

MO St Hlth & Ed Fac
Auth St Louis Univ High Sch                                  6.35%      10/1/2014             A2             1,750        1,813,402

MO St Hlth & Ed Fac
Auth Washington Univ Ser A                                   6.00%       3/1/2030            Aaa               850        1,008,381

Municipal Secs Trust Ctfs Ser
7005 Cl B RIBs ETM+                                         9.589%      10/1/2040            Aaa             3,050        3,745,034

Puerto Rico Comwlth Ser A ETM                                5.50%      10/1/2040            AAA             2,700        3,007,638

St Louis MO Mun Fin Corp
Lease Rev City Justice Ctr Ser A(2)                          6.00%      2/15/2019            AAA             3,500        3,862,880

St. Louis MO Pkg Fac Rev ETM(15)                            5.375%     12/15/2021            AAA                10           10,819

St. Louis MO Sch Dist(10)                                    6.00%       4/1/2012            AAA               645          646,567

University MO Univ Rev Sys Facs                              5.80%      11/1/2027             AA             1,975        2,264,891
                                                                                                                     --------------
TOTAL                                                                                                                    27,200,256
                                                                                                                     --------------
RESOURCE RECOVERY 1.72%

MO St Envr Impt & Enrg
Unrefunded Bal St Revolving B                                7.20%       7/1/2016            Aaa             1,120        1,158,506

MO St Envr Impt & Enrg
Unrefunded Bal St Revolving D                               5.625%       7/1/2016            Aaa               220          240,033

MO St Envr Impt & Enrg
Unrefunded Bal St Revolving E                                5.90%       1/1/2019            Aaa               240          259,219

St. Louis MO Ind Dev Auth
Anheuser-Busch Pj AMT                                       5.875%      11/1/2026             A+             1,005        1,035,713
                                                                                                                     --------------
TOTAL                                                                                                                     2,693,471
                                                                                                                     --------------
TRANSPORTATION 12.25%

Columbia MO Spl Oblig Cap Impt                               5.50%       2/1/2016            AA-               330          350,496

MO St Hwy & Trans Comm
St Rd Rev Ser A                                              5.00%       2/1/2022             AA             1,970        2,074,036

MO St Hwy & Trans Comm
St Rd Rev Ser A                                              5.25%       2/1/2020             AA             1,830        1,977,772

Puerto Rico Comwlth Hwy & Ser E(11)                          5.50%       7/1/2013            AAA               750          879,780

Puerto Rico Comwlth Hwy & Ser E(11)                          5.50%       7/1/2022            AAA             1,500        1,759,275

Puerto Rico Comwlth Hwy & Ser G(10)                          5.25%       7/1/2014            AAA             2,500        2,855,400

Puerto Rico Comwlth Hwy &
Transn Auth Rev Rites RIBs                                  9.675%       1/1/2010             NR             2,500        3,183,851

St. Louis MO Arpt Rev Airport
Dev Prog Ser A(15)                                           5.25%       7/1/2031            AAA             2,000        2,105,540

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
MISSOURI TAX-FREE FUND MARCH 31, 2004

                                                                                         RATING:         PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR            AMOUNT
INVESTMENTS                                                  RATE            DATE        MOODY'S             (000)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
St. Louis MO Arpt Rev Airport Ser A(15)                     5.125%       7/1/2022            AAA    $        2,000   $    2,110,480

St. Louis MO Arpt Rev Cap
Impt Prog-Ser A(15)                                          5.00%       7/1/2032            AAA             1,250        1,295,162

St. Louis MO Arpt Rev Lambert
Intl Ser B AMT(10)                                           5.25%       7/1/2027            AAA               625          642,825
                                                                                                                     --------------
TOTAL                                                                                                                    19,234,617
                                                                                                                     --------------
WATER/SEWER 2.00%

St. Charles Cnty MO Pub Wtr
Supply Dist #2 Ctfs Partn(15)                               5.125%      12/1/2027            Aaa             3,000        3,137,910
                                                                                                                     --------------
TOTAL MUNICIPAL BONDS (Cost $141,783,865)                                                                            $  151,129,182
                                                                                                                     ==============

SCHEDULE OF INVESTMENTS (UNAUDITED)
NEW JERSEY TAX-FREE FUND MARCH 31, 2004

MUNICIPAL BONDS 97.98%

EDUCATION 15.32%

Higher Ed Student Assist Auth
NJ Student Loan Rev Ser A AMT(15)                            6.15%       6/1/2019            AAA               790          851,225

NJ St Ed Fac Auth Rev
Princeton Ser H                                              5.25%       7/1/2022            AAA             2,560        2,727,706

NJ St Ed Fac Auth Rev
Princeton Ser H                                              5.25%       7/1/2026            AAA             2,350        2,482,728

NJ St Ed Fac Auth Rev
Princeton Ser H                                             5.375%       7/1/2024            AAA             2,550        2,740,281

NJ St Ed Fac Auth Rev
Wm Paterson Ser E(19)                                        5.00%       7/1/2027            AAA             2,500        2,607,825

NJ St Ed Facs Auth
Kean Univ Ser D(10)                                          5.00%       7/1/2033            AAA             2,500        2,608,850

NJ St Ed Facs Auth
Princeton Theological Seminary                               5.00%       7/1/2026            AAA             2,500        2,620,450

NJ St Ed Facs Auth
Ser I Rowan(10)                                             5.125%       7/1/2030            AAA             2,650        2,790,264

Rutgers St Univ NJ Ctfs Partn(c)(2)                          5.00%      1/01/2024            AAA               800          835,616

Rutgers St Univ NJ Ser A                                     5.20%       5/1/2027             AA               750          777,330

Rutgers St Univ NJ Ser B(10)                                 4.75%       5/1/2034            AAA             1,395        1,406,118

Univ Medicine & Dentist
NJ Ctfs Partn(2)                                             5.00%      4/15/2025            AAA               300          314,199
                                                                                                                     --------------
TOTAL                                                                                                                    22,762,592
                                                                                                                     --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW JERSEY TAX-FREE FUND MARCH 31, 2004

                                                                                         RATING:         PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR            AMOUNT
INVESTMENTS                                                  RATE            DATE        MOODY'S             (000)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATION 13.42%

Chathams Dist NJ Brd Ed(15)                                  5.00%      1/15/2019            Aaa    $        1,020   $    1,080,588

Chathams Dist NJ Brd Ed(15)                                 5.125%      1/15/2024            Aaa               595          624,268

Chathams Dist NJ Brd Ed(15)                                  5.25%      1/15/2026            Aaa             1,500        1,588,335

Millburn Township NJ Sch Dist                                5.35%      7/15/2018            Aa1             1,050        1,231,818

Millburn Township NJ Sch Dist                                5.35%      7/15/2019            Aa1               250          292,045

Montville Township NJ Fire
Dist No 23                                                   5.25%      7/15/2016             A2               410          464,428

Morristown NJ(11)                                            6.50%       8/1/2019            AAA             3,440        3,734,086

NJ St Var Purp
Ref-Ser J(15)(14)                                            5.00%      7/15/2009            AAA             2,200        2,473,746

Ocean Cnty NJ Gen Impt                                      5.125%       9/1/2020            Aa1             1,800        1,936,854

Pohatcong Township NJ Sch Dist(11)                           5.25%      7/15/2026            AAA             1,335        1,499,071

Puerto Rico Comwlth Pub Impt(11)(6)                          4.50%       7/1/2023            AAA             1,000        1,011,330

Puerto Rico Comwlth Pub Impt Ser A                          5.125%       7/1/2031             A-             1,840        1,913,710

Washington Township NJ Brd Ed(10)                            5.00%       1/1/2027            Aaa             2,000        2,084,520
                                                                                                                     --------------
TOTAL                                                                                                                    19,934,799
                                                                                                                     --------------
HEALTHCARE 8.98%

NJ Hlthcare Facs
Cap Health Sys Oblic Grp Ser A                              5.375%       7/1/2033           Baa1             2,000        2,007,780

NJ Econ Dev Auth Rev Masonic
Charity Fndtn Pj                                             6.00%       6/1/2025             A+             1,000        1,110,580

NJ Hlthcare Fac Fin Auth Rev
Bayonne Hosp(11)                                             6.25%       7/1/2012            AAA             1,370        1,413,018

NJ Hlthcare Fac Fin Auth Rev
Mtg Englewood Hosp(15)(8)                                    5.25%       8/1/2013            AAA             1,445        1,642,893

NJ Hlthcare Fac Fin Auth Rev
Robert Wood Johnson Univ Hosp                                5.75%       7/1/2031             A+             3,500        3,729,530

NJ Hlthcare Fac Fin Auth Rev
Spectrum For Living Ser B(8)                                 6.50%       2/1/2022            AAA               780          791,856

Puerto Rico Ind Tourist
Ed Med & Envr Ctrl Fac Hosp Ser A                           6.125%     11/15/2030             AA             1,000        1,118,890

Puerto Rico Ind Tourist
Ed Med Envr Ctrl Fac Hosp Ser A                             6.125%     11/15/2025             AA               415          465,617

Puerto Rico Ind Tourist
Ed Med Mutuo Oblig Grp Ser A(15)                             6.25%       7/1/2024            AAA             1,000        1,055,060
                                                                                                                     --------------
TOTAL                                                                                                                    13,335,224
                                                                                                                     --------------
HOUSING 1.80%

Middlesex Cnty NJ Impt Auth
Street Student HSG Pj Ser A                                  5.00%      8/15/2035           Baa1             1,000          992,110

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW JERSEY TAX-FREE FUND MARCH 31, 2004

                                                                                         RATING:         PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR            AMOUNT
INVESTMENTS                                                  RATE            DATE        MOODY'S             (000)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Hsg Fin Auth Cap
Fd Prog(20)                                                  4.50%      12/1/2023             AA    $        1,500   $    1,515,150

Virgin Islands Hsg Fin Auth
Sing Fam Rev Ser A AMT(12)                                   6.50%       3/1/2025            AAA               165          169,807
                                                                                                                     --------------
TOTAL                                                                                                                     2,677,067
                                                                                                                     --------------
INDUSTRIAL 6.67%

NJ Eco Dev Auth
Amer Wtr Co Inc Ser B AMT(10)                               5.375%       5/1/2032            AAA             5,000        5,238,150

NJ Eco Dev Auth
Middlesex Wtr Co Pj AMT(15)                                  5.35%       2/1/2038            AAA             2,500        2,603,725

NJ Eco Dev Auth
NJ Nat Gas Co Pj AMT(2)                                      5.00%      12/1/2038            AAA             2,000        2,058,540
                                                                                                                     --------------
TOTAL                                                                                                                     9,900,415
                                                                                                                     --------------
LEASE 1.40%

Union Cnty Impt Auth Rev
Lease Madison Redev(11)                                      5.00%       3/1/2034            Aaa             2,000        2,077,080
                                                                                                                     --------------
MISCELLANEOUS 5.56%

Carteret NJ Brd Ed Ctfs Partn(15)                            5.75%      1/15/2030            Aaa                80           90,350

Carteret NJ Brd Ed Ctfs Partn(15)                            6.00%      1/15/2024            Aaa               430          501,066

Casino Reinvestment Dev Ath
NJ Ser A(11)                                                 5.25%      10/1/2015            AAA               100          109,977

Hudson Cnty NJ Impt Auth
Hudson Regl Fire/Rescue Ser A(2)                            5.625%       9/1/2019            Aaa               100          113,002

Middlesex Cnty NJ Impt Auth
Cnty-Gtd Open Space Tr Fd                                    5.25%      9/15/2022            AAA             1,910        2,064,978

Monmouth Cnty NJ Impt Auth
Rev Unrefunded Bal Govtl Ln(15)                              6.40%      12/1/2009            AAA               195          205,561

NJ Eco Dev Auth Rev
Mun Rehab(2)                                                 5.00%       4/1/2028            AAA             1,130        1,181,596

NJ Envr Infra                                                5.25%       9/1/2020            AAA             2,000        2,161,380

North Bergen Twp NJ Brd Ed
Ctfs Partn(11)                                              6.125%     12/15/2022            Aaa             1,185        1,424,133

Rahway NJ Ctfs Partn(15)                                    5.625%      2/15/2020            Aaa               365          413,304
                                                                                                                     --------------
TOTAL                                                                                                                     8,265,347
                                                                                                                     --------------
POWER 4.23%

Brick Twp NJ Muni Util Auth(10)                              5.00%      12/1/2025            Aaa             2,000        2,091,360

Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN(15)                                               5.00%       7/1/2032            AAA             3,000        3,144,540

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW JERSEY TAX-FREE FUND MARCH 31, 2004

                                                                                         RATING:         PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR            AMOUNT
INVESTMENTS                                                  RATE            DATE        MOODY'S             (000)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN                                                  5.125%       7/1/2029             A-    $        1,000   $    1,046,750
                                                                                                                     --------------
TOTAL                                                                                                                     6,282,650
                                                                                                                     --------------
PRE-REFUNDED 18.46%

Essex Cnty NJ Impt Auth Rev
Orange Muni Util & Lease(15)                                 6.80%       7/1/2014            AAA             1,710        1,865,114

LaFayette Yard NJ Cmnty Dev(15)                             5.625%       4/1/2021            Aaa               200          234,216

Monmouth Cnty NJ Impt Auth
Rev Govtl Ln(15)                                             6.40%      12/1/2009            AAA               880          929,051

Municipal Secs Trust Ctfs Ser
7005 Cl B RIBs ETM+                                         9.589%      10/1/2040            Aaa             1,000        1,227,880

NJ St Ed Fac Auth Rev
Princeton Ser B                                             5.125%       7/1/2019            AAA               355          402,343

NJ St Ed Fac Auth Rev
Princeton Ser H                                              5.25%       7/1/2017            AAA               700          800,968

NJ St Hwy Auth Garden
St Pkwy Gen Rev(10)                                          5.75%       1/1/2015            AAA               200          234,284

NJ Bldg Auth St Bldg Rev                                    5.375%      6/15/2019            AA-               450          514,998

NJ Bldg Auth St Bldg Ser A(11)                               5.25%     12/15/2019            AAA             1,000        1,153,650

NJ Hlthcare Fac Fin Auth Rev
Bayonne Hosp Oblig(11)                                       6.25%       7/1/2012            AAA               230          237,516

NJ St Transn Tr Fd Auth
Transn Sys Ser B                                             6.00%      6/15/2019            AA-             6,500        7,687,225

NJ St Transn Tr Fd
Prerefunded Transn Sys B(15)                                 6.00%     12/15/2014            AAA             1,000        1,207,000

Pohatcong Township NJ Sch Dist(11)                           5.95%      7/15/2023            AAA               650          728,650

Pohatcong Township NJ Sch Dist(11)                           5.95%      7/15/2026            AAA               250          280,250

Puerto Rico Comwlth Pub Impt RIBs                          10.393%       7/1/2029             A-               750          854,580

Puerto Rico Elec Pwr Auth
Ser T RIBs(11)                                             11.472%       7/1/2018            AAA             7,000        7,455,980

South Brunswick Township NJ(10)                             5.625%      12/1/2023            AAA                45           52,631

Summit NJ                                                    5.70%       6/1/2020            AAA               325          376,708

Trenton NJ Pkg Auth Pkg Rev(10)                              6.00%       4/1/2017            Aaa             1,000        1,183,170
                                                                                                                     --------------
TOTAL                                                                                                                    27,426,214
                                                                                                                     --------------
RESOURCE RECOVERY 0.36%

Cape May Cnty NJ Ind Poll
Ctrl Fin Auth Rev Atlan City Ser B(15)                       7.00%      11/1/2029            AAA               500          526,625
                                                                                                                     --------------
TRANSPORTATION 20.14%

Delaware River & Bay Auth Rev(15)                            5.00%       1/1/2033            AAA             1,000        1,035,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
NEW JERSEY TAX-FREE FUND MARCH 31, 2004

                                                                                         RATING:         PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR            AMOUNT
INVESTMENTS                                                  RATE            DATE        MOODY'S             (000)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Delaware River Port Auth PA &
NJ Ref Port Dist Pj Ser B(11)                                5.10%       1/1/2021            AAA    $        1,435   $    1,531,202

Delaware River Port Auth PA &
NJ Ref Port Dist Pj Ser B(11)                                5.20%       1/1/2025            AAA             1,700        1,802,000

Delaware River Port Auth PA &
NJ Rev(10)                                                   5.50%       1/1/2026            AAA             1,000        1,071,460

NJ St Tpk Auth Rev Ser A                                     5.50%       1/1/2027              A             3,000        3,195,270

NJ St Tpk Auth Rev Ser A(15)                                 5.50%       1/1/2030            AAA             1,500        1,654,665

Port Auth NY & NJ(11)                                        5.00%      4/15/2032            AAA             5,125        5,363,620

Port Auth NY & NJ Cons 109th Ser                            5.375%      1/15/2032            AA-               500          526,945

Port Auth NY & NJ Cons 119th
Ser AMT(10)                                                  5.50%      9/15/2019            AAA               150          161,681

Port Auth NY & NJ Cons 125th Ser(11)                         5.00%     10/15/2027            AAA             5,000        5,250,100

Puerto Rico Comwlth Hwy &
Transn Auth Rev PMD Ser B                                    6.00%       7/1/2026              A             1,000        1,049,940

Puerto Rico Comwlth Hwy &
Transn Auth Rev Rites RIBs                                  9.675%       1/1/2010             NR             2,750        3,502,235

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser PMD RIBs(11)(6)                         10.61%       7/1/2026            Aaa               500          566,100

Puerto Rico Comwlth Hwy &
Transn Auth Ser B(15)(14)                                    6.00%       7/1/2026            AAA             3,015        3,215,075
                                                                                                                     --------------
TOTAL                                                                                                                    29,925,293
                                                                                                                     --------------
WATER/SEWER 1.64%

Middlesex Cnty NJ Impt Auth
Util Sys Rev Cap Apprec Ser B(2)                      Zero Coupon        9/1/2023            AAA             3,000        1,177,020

North Hudson Swr Auth
NJ Rev Ser C(15)                                             5.00%       8/1/2022            Aaa             1,025        1,069,598

Ocean Twp NJ Swr Auth Ref Ser B(10)                          5.25%      12/1/2011            Aaa               170          195,607
                                                                                                                     --------------
TOTAL                                                                                                                     2,442,225
                                                                                                                     --------------
TOTAL MUNICIPAL BONDS (Cost $134,967,199)                                                                               145,555,531
                                                                                                                     ==============

                                                                                                            SHARES
                                                                                                             (000)
                                                                                                            ------
SHORT-TERM INVESTMENT 0.74%

MONEY MARKET MUTUAL FUND 0.74%

Dreyfus NJ Muni Cash Management (Cost $1,101,125)                                                            1,101        1,101,125
                                                                                                                     --------------
TOTAL INVESTMENTS 98.72% (Cost $136,068,324)                                                                         $  146,656,656
                                                                                                                     ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)
NEW YORK TAX-FREE FUND MARCH 31, 2004

                                                                                         RATING:         PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR            AMOUNT
INVESTMENTS                                                  RATE            DATE        MOODY'S             (000)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS 98.55%

EDUCATION 7.70%

Geneva NY Indl Dev Agy Civic
Fac Rev Hobart & William Smith(10)                           4.25%       2/1/2017            AAA    $          370   $      379,294

Hempstead Town NY Ind Dev Agy
Civic Fac Rev Hofstra Univ Pj(15)                            5.80%       7/1/2015            AAA               750          828,345

New York NY City Ind Dev Agy
NY Institute of Tech(15)                                     5.25%       3/1/2023            AAA               100          107,346

NY St Dorm Auth Lease
Rev Court Fac                                         Zero Coupon        8/1/2021            AA+             3,600        1,648,584

NY St Dorm Auth Rev
4201 Schools Program                                         6.25%       7/1/2020            AA-             1,685        2,004,139

NY St Dorm Auth Rev
Colgate Univ(15)                                             6.00%       7/1/2016            AAA             1,000        1,214,750

NY St Dorm Auth Rev New
York Univ Ser A(2)                                           5.75%       7/1/2015            AAA             2,000        2,380,160

NY St Dorm Auth Rev Pace Univ(15)                            6.00%       7/1/2029            AAA             1,610        1,881,221

NY St Dorm Auth Rev
Pratt Institute(16)                                          6.00%       7/1/2024             AA             1,000        1,124,040

NY St Dorm Auth Rev
Pratt Institute(16)                                          6.00%       7/1/2028             AA             2,000        2,251,140

NY St Dorm Auth Rev Sp
Act Sch Dist Pj(15)                                          6.00%       7/1/2016            AAA             1,400        1,505,756

NY St Dorm Auth Rev
Upstate Cmnty Colleges Ser A(11)                             6.00%       7/1/2015            AAA               300          355,785

NY St Dorm Auth Rev
Upstate Cmnty Colleges(c)                                   5.125%       7/1/2021            AA-             1,000        1,067,680

NY St Dorm Auth Rev
Upstate Cmnty Colleges(c)                                   5.125%       7/1/2022            AA-             1,000        1,060,030

Rensselaer Cnty NY Ind Dev
Polytech Inst Ser B(2)(17)                                   5.50%       8/1/2022            AAA               200          223,402

Schenectady NY Ind Dev Agy
Civic Fac Rev Union College(2)                              5.625%       7/1/2031            Aaa             1,500        1,666,290

St Lawrence Cnty NY Ind Civic
Fac Rev Clarkson Univ Pj                                    5.125%       7/1/2021             A3               250          261,595
                                                                                                                     --------------
TOTAL                                                                                                                    19,959,557
                                                                                                                     --------------
GENERAL OBLIGATION 9.98%

Bethlehem NY AMT(15)                                         7.20%       3/1/2022            AAA             1,080        1,153,278

Erie Cnty NY Indl Dev Agy
Sch Fac Rev City of Buffalo Pj(11)                           5.75%       5/1/2023            AAA             1,250        1,419,900

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW YORK TAX-FREE FUND MARCH 31, 2004

                                                                                         RATING:         PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR            AMOUNT
INVESTMENTS                                                  RATE            DATE        MOODY'S             (000)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
New York NY                                                 5.625%      3/15/2020              A    $        1,000   $    1,090,450

New York NY Ref - Ser B                                      5.75%       8/1/2016              A             1,000        1,118,280

New York NY Ser C(11)                                        5.75%      3/15/2027            AAA             5,000        5,641,150

New York NY Ser E                                            5.25%       8/1/2014              A             1,000        1,095,600

New York NY City Transitional Fin
Auth Future Tax Secd-Ser D(15)                               5.00%       2/1/2022            AAA             5,000        5,284,500

Puerto Rico Comwlth Pub Impt                                 5.25%       7/1/2018             A-             2,000        2,220,940

Puerto Rico Comwlth Pub Impt
Pub Impt Ser A                                               5.25%       7/1/2024             A-             1,500        1,598,175

Puerto Rico Comwlth Pub Impt Ser A                           5.00%       7/1/2027             A-             1,500        1,547,925

Puerto Rico Comwlth Pub Impt Ser A(10)                       5.00%       7/1/2032            AAA             1,250        1,309,200

Puerto Rico Comwlth Pub Impt Ser A                          5.375%       7/1/2028             A-             1,645        1,760,232

Puerto Rico Comwlth Pub Impt
Unrefunded-Pub Impt(15)(14)                                  5.00%       7/1/2028            AAA               605          631,765
                                                                                                                     --------------
TOTAL                                                                                                                    25,871,395
                                                                                                                     --------------
HEALTHCARE 6.72%

Cortland Cnty NY Ind Dev Agy
Cortland Mem Hosp Pj(16)                                    5.625%       7/1/2024             AA             1,750        1,898,803

New York NY City Hlth & Hosp
Corp Rev Health Sys-Ser A(2)                                 5.25%      2/15/2022            AAA             3,000        3,214,860

New York NY City Ind Dev Agy
Rev Harbor House Pj A(12)                                   5.875%      5/20/2044            AA+               610          683,078

NY St Dorm Auth Rev
Insd NY St Rehab Assn Ser A(2)                               5.50%       7/1/2016            AAA               935        1,067,518

NY St Dorm Auth Rev
Lenox Hill Hosp Oblig Group                                 5.375%       7/1/2020             A3             1,000        1,055,380

NY St Dorm Auth Rev
Mental Hlth Svc Fac(15)(14)                                  6.00%      8/15/2012            AAA             1,460        1,735,341

NY St Dorm Auth Rev Mtg
Nursing Home A(15)(8)                                        5.40%       2/1/2031            AAA               300          318,339

NY St Dorm Auth Rev Mtg
Nursing Home A(15)(8)                                        5.50%       8/1/2030            AAA             1,000        1,099,610

NY St Dorm Auth Rev Mtg
Nursing Home A(15)(8)                                        5.50%       8/1/2038            AAA             1,000        1,096,660

NY St Dorm Auth Rev Utd
Cerebral Palsy Aff #1-A(2)                                   5.75%       7/1/2018            AAA             1,000        1,157,170

NY St Dorm Auth Rev
Mem Sloan Kettering Ctr Ser 1(15)                            5.00%       7/1/2024            AAA             2,500        2,612,700

NY St Dorm Auth Rev
Ref-NY St Dept of Hlth                                       5.25%       7/1/2023            AA-             1,000        1,056,710

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW YORK TAX-FREE FUND MARCH 31, 2004

                                                                                         RATING:         PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR            AMOUNT
INVESTMENTS                                                  RATE            DATE        MOODY'S             (000)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NY St Dorm Auth Rev
Unrefunded Mental D(15)(14)                                  6.00%      8/15/2021            AAA    $          150   $      168,043

NY St Dorm Auth Rev
Unrefunded Mental Hlth Svcs(15)                              6.00%      2/15/2025            AAA               115          128,303

NY St Dorm Auth Rev
Unrefunded Mental Hlth Svcs-B(15)                            6.00%      2/15/2030            AAA               115          131,749
                                                                                                                     --------------
TOTAL                                                                                                                    17,424,264
                                                                                                                     --------------
HOUSING 2.27%

New York City Hsg Dev Corp
Multi Fam Hsg Rev Ser A AMT                                  5.50%      11/1/2034             AA             1,500        1,547,250

NY St Dorm Auth Lease
Rev Court Fac                                         Zero Coupon        8/1/2022            AA+               260          111,995

NY St Dorm Auth Lease
Rev Court Facs Ser A                                         5.50%      5/15/2020              A             1,180        1,297,894

NY St Dorm Auth Rev
Insd Jewish Brd Fam & Children(2)                            5.00%       7/1/2023            AAA               500          526,420

NY St Dorm Auth Rev
Ref-Dept Health(c)                                           5.00%       7/1/2022            AA-             1,000        1,041,430

NY St Dorm Auth Rev
Ref-Dept Health(c)                                           5.00%       7/1/2023            AA-             1,000        1,035,610

NY St Mtg Agy Rev Home
Owner Mtg Ser 70                                             5.40%       4/1/2022            Aa1                70           72,133

NY St Mtg Agy Rev
Homeowner Mtg Ser 111 AMT                                    4.55%       4/1/2023            Aa1               250          247,490
                                                                                                                     --------------
TOTAL                                                                                                                     5,880,222
                                                                                                                     --------------
INDUSTRIAL 0.44%

NY Ind Dev Agy Pkg
Royal Charter Properties, Inc.(11)                           5.75%     12/15/2029            AAA             1,000        1,131,740
                                                                                                                     --------------
LEASE 2.47%

NY St Urban Dev Corp Rev St Fac                              5.70%       4/1/2020            AA-             4,150        4,806,323

Puerto Rico Pub Fin Corp
Comwlth Approp Ser E                                         5.75%       8/1/2030           BBB+             1,500        1,606,125
                                                                                                                     --------------
TOTAL                                                                                                                     6,412,448
                                                                                                                     --------------
MISCELLANEOUS 3.53%

New York City Transitional
Fin Auth Rev Ser A                                           5.00%     11/15/2026            AA+               730          758,959

New York NY City Tr Cultr Res
Rev Museum of American Art(1)                                6.00%       7/1/2022              A               500          552,190

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW YORK TAX-FREE FUND MARCH 31, 2004

                                                                                         RATING:         PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR            AMOUNT
INVESTMENTS                                                  RATE            DATE        MOODY'S             (000)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Pub Bldg Auth Rev Govt Fac                       5.00%       7/1/2026             A-    $        2,000   $    2,065,280

Puerto Rico Pub Bldg Auth Rev
Govt Fac Ser D                                               5.25%       7/1/2027             A-             1,000        1,059,560

Puerto Rico Pub Fin Corp
Comwlth Approp Ser E                                         5.50%       8/1/2029           BBB+             2,320        2,519,172

Puerto Rico Pub Fin Corp
Comwlth Approp Ser E                                         5.70%       8/1/2025           BBB+             2,000        2,202,180
                                                                                                                     --------------
TOTAL                                                                                                                     9,157,341
                                                                                                                     --------------
POWER 6.15%

NY St Enrg Res & Dev Auth Fac
Rev Con Edison Inc Ser A AMT(15)(14)                        7.125%      12/1/2029            AAA             2,500        2,638,950

NY St Enrg Res & Dev Auth Gas
Fac Rev Bklyn Ser B RIBs AMT                               12.504%       7/1/2026             A+             4,000        4,907,360

Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN(15)                                               5.00%       7/1/2032            AAA             1,500        1,572,270

Puerto Rico Elec Pwr Auth Rev Ser II                         5.25%       7/1/2031             A-             3,625        3,850,946

Puerto Rico Elec Pwr Auth Rev Ser X                          5.50%       7/1/2025             A-             2,915        2,968,928
                                                                                                                     --------------
TOTAL                                                                                                                    15,938,454
                                                                                                                     --------------
PRE-REFUNDED 31.35%

Albany NY Muni Wtr Fin Auth
Wtr & Swr Sys Rev Ser A(10)                                 6.375%      12/1/2017            AAA               650          793,468

Metropolitan Transn Auth NY
Commuter Fac Rev Ser A(10)                                   6.00%       7/1/2016            AAA             2,000        2,322,620

Metropolitan Transn Auth NY
Commuter Fac Rev Ser A(10)                                   6.00%       7/1/2021            AAA             5,000        5,607,950

Metropolitan Transn Auth NY
Commuter Fac Rev Ser A(10)                                   6.10%       7/1/2026            AAA             2,000        2,247,580

Metropolitan Transn Auth NY
Dedicated Tax Fd Ser A(10)                                   4.75%       4/1/2028            AAA             2,500        2,786,000

Metropolitan Transn Auth NY
Dedicated Tax Fd Ser A(10)                                   6.00%       4/1/2030            AAA             3,800        4,507,598

Metropolitan Transn Auth NY
Svc Cntrct Transn Fac Ser O ETM                              5.75%       7/1/2008            AAA             1,000        1,151,210

Metropolitan Transn Auth NY
Transn Fac Rev Svc Cntrct Ser R                              5.50%       7/1/2017            AAA             1,000        1,181,400

Municipal Secs Trust Ctfs Ser
7005 Cl B RIBs ETM+                                         9.589%      10/1/2040            Aaa             2,000        2,455,760

New York City Muni Wtr Fin
Wtr & Sew Sys Rev Ser B                                      6.00%      6/15/2033             AA             3,360        4,023,264

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW YORK TAX-FREE FUND MARCH 31, 2004

                                                                                         RATING:         PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR            AMOUNT
INVESTMENTS                                                  RATE            DATE        MOODY'S             (000)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
New York City Transitional
Fin Auth Rev Future Tax                                      5.50%       5/1/2025            AA+    $          555   $      608,918

New York City Transitional
Fin Auth Rev Future Tax 2nd Ser A                            6.00%      8/15/2029            AA+               200          238,328

New York City Transitional
Fin Auth Rev Future Tax 2nd Ser B                            6.00%     11/15/2024            AA+               950        1,138,309

New York City Transitional
Fin Auth Rev Future Tax 2nd Ser B                            6.00%     11/15/2029            AA+             2,000        2,396,440

New York City Transitional
Fin Future Tax Secd C                                        5.50%       5/1/2025            AA+               445          516,761

New York NY Ser A(10)(17)                                    6.00%      5/15/2030            AAA             5,000        5,740,450

NY St Dorm Auth Lease
Rev St Univ Dorm Facs Ser A                                  5.50%      5/15/2026            AA-                75           82,913

NY St Dorm Auth Lease St Univ                               5.375%       7/1/2022            AA-             1,000        1,159,520

NY St Dorm Auth Lease
St Univ Dorm Facs Ser A                                      6.00%       7/1/2030            AA-             3,500        4,195,205

NY St Dorm Auth Lease
St Univ Dorm Facs Ser A                                      6.25%       7/1/2020            AA-             1,250        1,512,125

NY St Dorm Auth Rev
City Univ 3rd Gen Res Ser 2(15)                             6.875%       7/1/2014            AAA             5,650        5,843,004

NY St Dorm Auth Rev City
Univ Sys Cons 4th Gen A RIBs                                 5.50%       7/1/2023            AA-             1,215        1,418,148

NY St Dorm Auth Rev Ser B(11)                                5.75%      5/15/2017            AAA               395          467,755

NY St Dorm Auth Rev
Upstate Cmnty Colleges Ser A                                 6.20%       7/1/2015            AAA             1,000        1,083,990

NY St Dorm Auth Rev
Mental D(15)(14)                                             6.00%      8/15/2021            AAA               850          968,856

NY St Dorm Auth Rev
Mental Hlth Svcs(15)                                         6.00%      2/15/2025            AAA               885        1,046,512

NY St Dorm Auth Rev
Mental Hlth Svcs-B(15)                                       6.00%      2/15/2030            AAA               885        1,046,512

NY St Envr Fac Poll Ctrl
Rev St Wtr Ser E                                            6.875%      6/15/2014            AAA             2,795        2,869,151

NY St Envr Fac Corp
St Clean Wtr & Drinking                                      6.00%      6/15/2019            AAA                80           94,197

Puerto Rico Comwlth                                         5.375%       7/1/2025             A-             1,640        1,828,551

Puerto Rico Comwlth Aqueduct &
Swr Auth Rev ETM                                            10.25%       7/1/2009            AAA               670          832,080

Puerto Rico Comwlth Hwy &
Prerefunded-Ser B(15)                                       5.875%       7/1/2035             NR               265          315,748

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser B                                        6.50%       7/1/2027              A             2,000        2,447,920

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW YORK TAX-FREE FUND MARCH 31, 2004

                                                                                         RATING:         PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR            AMOUNT
INVESTMENTS                                                  RATE            DATE        MOODY'S             (000)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Comwlth Hwy
Transn Auth Hwy Rev Ser Y                                    5.50%       7/1/2026              A    $        1,000   $    1,104,580

Puerto Rico Comwlth Pub Impt(15)                             5.00%       7/1/2024            AAA             1,000        1,130,070

Puerto Rico Comwlth Pub Impt(15)                             5.75%       7/1/2026            AAA             3,000        3,499,500

Puerto Rico Comwlth Pub Impt(15)(14)                         5.00%       7/1/2028            AAA             1,130        1,276,979

Puerto Rico Comwlth Pub Impt RIBs                          10.393%       7/1/2029             A-             1,000        1,139,440

Puerto Rico Elec Pwr Auth Rev Ser X                          6.00%       7/1/2015             A-             2,375        2,568,658

Puerto Rico Elec Pwr Auth Ser T RIBs(11)                   11.472%       7/1/2018            AAA             3,500        3,727,990

Tompkins Cnty NY Ind Dev Agy
Civic Fac Cornell Univ Lake                                 5.625%       7/1/2020            AA+               115          135,380

Tompkins Cnty NY Ind Dev Agy
Civic Fac Cornell Univ Lake                                  5.75%       7/1/2030            AA+             1,500        1,776,540
                                                                                                                     --------------
TOTAL                                                                                                                    81,287,380
                                                                                                                     --------------
RESOURCE RECOVERY 5.77%

NY St Enrg Res & Dev Auth
Poll Ctrl Rev Niagara Mohawk Ser A(10)                       7.20%       7/1/2029            AAA            11,750       12,153,965

NY St Enviro Fac Poll Ctrl
Rev St Wtr Revolving Fd Ser A                                7.50%      6/15/2012            AAA               780          784,446

NY St Enviro Fac Poll Ctrl
Rev St Wtr Ser E                                            6.875%      6/15/2014            AAA             1,985        2,036,789
                                                                                                                     --------------
TOTAL                                                                                                                    14,975,200
                                                                                                                     --------------
SPECIAL TAX 0.76%

New York City Transitional
Fin Unrefunded-Future Tax Secd-C                             5.00%       5/1/2029            AA+             1,905        1,969,027
                                                                                                                     --------------
TRANSPORTATION 18.98%

Metropolitan Transn Auth NY
Rev Ref-Transn-Ser E                                         5.25%     11/15/2031              A             2,730        2,870,731

Metropolitan Transn Auth NY Ser B                            5.25%       1/1/2031            AA-             1,700        1,784,456

New York NY City Transn Auth RIBs(2)                        10.36%       1/1/2030            Aaa             5,000        6,435,500

Niagara NY Frontier Auth Arpt
Buffalo Niagara Intl Arpt Ser B(15)                          5.50%       4/1/2019            AAA               690          764,486

NY St Twy Auth St Pers Transn - Ser A                        2.25%      3/15/2005             AA             4,000        4,042,720

Port Auth NY & NJ Cons 106th Ser AMT                         6.00%       7/1/2015            AA-               350          383,110

Port Auth NY & NJ Cons- 132nd Ser                            5.00%       9/1/2029            AA-             2,310        2,405,773

Port Auth NY & NJ Cons 93rd Ser                             6.125%       6/1/2094            AA-             7,500        8,816,850

Port Auth NY & NJ Sp Oblig
Rev 5th Instllmnt Spl Pj Ser 4 AMT                           6.75%      10/1/2019             BB(a)          2,970        3,065,901

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
NEW YORK TAX-FREE FUND MARCH 31, 2004

                                                                                         RATING:         PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR            AMOUNT
INVESTMENTS                                                  RATE            DATE        MOODY'S             (000)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Comwlth Hwy &
Transn Auth Rev PMD Ser B                                    6.00%       7/1/2026              A    $        6,000   $    6,299,640

Puerto Rico Comwlth Hwy &
Transn Auth Rev Rites RIBs                                  9.675%       1/1/2010             NR             2,000        2,547,080

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser D                                        5.75%       7/1/2041              A             2,000        2,276,580

Puerto Rico Comwlth Hwy &
Transn Auth Sub P R St Infra                                 5.00%       7/1/2028             A-             1,000        1,024,680

Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser G                                 5.00%       7/1/2033              A             2,000        2,062,560

Puerto Rico Comwlth Hwy &
Unrefunded Balance-Ser B(15)                                5.875%       7/1/2035             NR               485          568,711

Puerto Rico Comwlth Hwy
Transn Auth Hwy Rev Ser Y                                    5.50%       7/1/2036              A             3,500        3,861,095
                                                                                                                     --------------
TOTAL                                                                                                                    49,209,873
                                                                                                                     --------------
WATER/SEWER 2.43%

Buffalo NY Muni Wtr Fin Auth
Wtr Sys Rev(10)                                              5.75%       7/1/2021            AAA               500          551,685

Buffalo NY Muni Wtr Fin Auth
Wtr Sys Rev(11)                                              6.00%       7/1/2029            AAA               500          576,995

New York City Muni Wtr Fin Ser E                             5.00%      6/15/2034             AA             1,000        1,036,480

New York City Muni Wtr Fin
Unrefunded Balance Ser B                                     6.00%      6/15/2033             AA             1,470        1,727,015

NY St Envr Fac Corp
St Clean Wtr & Drinking                                      6.00%      6/15/2019            AAA             1,420        1,646,376

Upper Mohawk NY Regl Wtr Fin
Auth NY Wtr Sys Rev(2)                                       5.75%       4/1/2020            Aaa               650          748,891
                                                                                                                     --------------
TOTAL                                                                                                                     6,287,442
                                                                                                                     --------------
TOTAL MUNICIPAL BONDS (Cost $235,670,848)                                                                               255,504,343
                                                                                                                     ==============

                                                                                                            SHARES
                                                                                                             (000)
                                                                                                            ------
SHORT-TERM INVESTMENT 2.23%

MONEY MARKET MUTUAL FUND 2.23%

Dreyfus New York Muni Cash Management (Cost $5,771,208)                                                      5,771        5,771,208
                                                                                                                     --------------
TOTAL INVESTMENTS 100.78% (Cost $241,442,056)                                                                        $  261,275,551
                                                                                                                     ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)
TEXAS TAX-FREE FUND MARCH 31, 2004

                                                                                         RATING:         PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR            AMOUNT
INVESTMENTS                                                  RATE            DATE        MOODY'S             (000)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS 98.73%

EDUCATION 7.54%

Houston TX Higher Ed Fin Corp Rice Univ                     5.375%     11/15/2029            AAA    $        1,000   $    1,059,890

Raven Hills TX Higher Ed Corp
Cardinal Vlg LLC Lamar Univ(15)                              5.50%       8/1/2028            Aaa             1,000        1,085,700

Rockwall TX Indpt Sch Dist
Sch Bldg PSF GTD                                             5.25%      2/15/2029            AAA             3,000        3,171,750

Southwest Higher Ed Auth Inc
Southern Methodist Univ(2)                                  5.125%      10/1/2032            AAA               750          763,523
                                                                                                                     --------------
TOTAL                                                                                                                     6,080,863
                                                                                                                     --------------
GENERAL OBLIGATION 34.24%

Azle TX Indpt Sch Dist Ser A PSF GTD                         6.00%      2/15/2022            Aaa               250          250,815

Blanco TX Ctfs Oblig(19)                                     5.50%      8/15/2027            AAA               665          716,152

Dallas Cnty TX Ref & Impt Ser A                              5.00%      8/15/2020            AAA               250          265,138

Dallas TX Indpt Sch Dist Ref PSF GTD                         5.00%      2/15/2021            AAA               300          316,530

Gainesville TX Hosp Dist(15)                                5.375%      8/15/2032            Aaa             1,000        1,058,110

Gregory Portland TX Indpt Sch
Dist PSF GTD                                                 5.50%      8/15/2020            AAA             1,075        1,204,419

Harris Cnty TX Ctfs Oblig                                    5.00%      8/15/2019            AA+               100          106,055

Katy TX Indpt Sch Dist Ltd Tax PSF GTD                      6.125%      2/15/2032            AAA             1,000        1,148,620

Laredo TX Indpt Sch Dist PSF GTD                             5.25%       8/1/2024            AAA             1,000        1,048,090

Mansfield TX Indpt Sch Dist PSF GTD                          5.25%      2/15/2023            AAA             1,000        1,061,360

Pearland TX Indpt Sch Dist Bd
Ser A PSF GTD                                               5.875%      2/15/2019            AAA             1,000        1,151,600

Pearland TX Indpt Sch Dist PSF GTD                          5.125%      2/15/2022            AAA             1,500        1,564,380

Pflugerville TX Indpt Sch Dist PSF GTD                       5.00%      8/15/2026            AAA             1,000        1,032,880

Puerto Rico Comwlth Pub Impt Ser A                          5.125%       7/1/2031             A-             1,000        1,040,060

San Antonio TX Indpt Sch Dist PSF GTD                        5.50%      8/15/2024            AAA             1,000        1,094,390

Socorro TX Indpt Sch Dist Ref PSF GTD                        6.00%      2/15/2015            AAA               920        1,018,017

TX St Ser B RIBs                                            11.00%      9/30/2011            Aa1             5,500        7,686,525

TX St Wtr Dev Brd                                            7.15%       8/1/2035            Aa1             1,600        1,630,160

TX St Wtr Fin Tax & Rev Antic Notes                          2.00%      8/31/2004          SP-1+             1,500        1,506,345

United Indpt Sch Dist TX PSF GTD                            5.125%      8/15/2026            AAA             1,000        1,048,780

Webster TX Ctfs Oblig Ser A(11)                              6.00%       3/1/2017            AAA             1,440        1,680,638
                                                                                                                     --------------
TOTAL                                                                                                                    27,629,064
                                                                                                                     --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEXAS TAX-FREE FUND MARCH 31, 2004

                                                                                         RATING:         PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR            AMOUNT
INVESTMENTS                                                  RATE            DATE        MOODY'S             (000)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE 5.01%

Harris Cnty TX Hlth Fac Dev
St. Lukes Episcopal Hosp Ser A                              5.375%      2/15/2026            AA-    $        1,000   $    1,030,240

Harris Cnty TX Hlth Fac Mem
Hermann Hlthcare Ser A                                      6.375%       6/1/2029              A             1,750        1,994,860

Puerto Rico Ind Tourist Ed
Med Envr Ctrl Fac Hosp Ser A                                6.125%     11/15/2025             AA               910        1,020,993
                                                                                                                     --------------
TOTAL                                                                                                                     4,046,093
                                                                                                                     --------------
INDUSTRIAL 13.69%

Cass Cnty TX Ind Dev Corp
Envr Impt Rev Ser A AMT                                      6.00%       9/1/2025            BBB             1,000        1,047,620

Orange Cnty TX Nav & Port
Dist Ind Dev Rev North Star Steel                           6.375%       2/1/2017             A+             2,400        2,593,320

Texas City TX Ind Dev Corp
Marine Term Rev Arco Pipe Line                              7.375%      10/1/2020            AA+             5,500        7,404,320
                                                                                                                     --------------
TOTAL                                                                                                                    11,045,260
                                                                                                                     --------------
LEASE 1.33%

Harris Cnty Houston TX Sports
Auth Rev Sr Lien Ser G(15)                                   5.25%     11/15/2021            AAA             1,000        1,072,470
                                                                                                                     --------------
POWER 3.02%

Fort Bend Cnty TX Muni Util Dist #25(15)                     6.00%      10/1/2028            AAA             2,170        2,440,794
                                                                                                                     --------------
PRE-REFUNDED 14.31%

Austin TX Arpt Sys Rev 2003
Prior Lien AMT(15)                                          6.125%     11/15/2025            AAA               415          455,296

Austin TX Indpt Sch Dist PSF GTD                             5.75%       8/1/2015            AAA               500          549,515

Burleson TX Indpt Sch Dist PSF GTD                           6.75%       8/1/2024            AAA             2,000        2,243,600

Municipal Secs Trust Ctfs Ser
7005 Cl B RIBs ETM+                                         9.589%      10/1/2040            Aaa               500          613,940

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser B                                        6.00%       7/1/2031              A             1,980        2,366,991

Puerto Rico Comwlth Pub Impt RIBS(15)                       10.11%       7/1/2026            Aaa               500          666,500

San Antonio TX Indpt Sch Dist PSF GTD                        5.75%      8/15/2015            AAA             1,000        1,167,550

University TX Univ Rev Fin Sys Ser A                        5.375%      8/15/2017            AAA             3,030        3,480,834
                                                                                                                     --------------
TOTAL                                                                                                                    11,544,226
                                                                                                                     --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
TEXAS TAX-FREE FUND MARCH 31, 2004

                                                                                         RATING:         PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR            AMOUNT
INVESTMENTS                                                  RATE            DATE        MOODY'S             (000)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
RESOURCE RECOVERY 4.72%

Gulf Coast Waste Disp Auth TX
Sew & Solid Waste Disp Rev AMT                               5.90%       4/1/2036             A+    $        1,500   $    1,598,175

Harris Cnty TX Ind Dev Corp
Marine Term & Wtr Poll Ctrl                                 6.625%       2/1/2024           BBB+             1,100        1,132,164

Red River Auth TX Poll Ctrl AMT                              6.70%      11/1/2030            BBB             1,000        1,079,030
                                                                                                                     --------------
TOTAL                                                                                                                     3,809,369
                                                                                                                     --------------
TRANSPORTATION 6.90%

Austin TX Arpt Sys Rev Unrefunded
Bal 2003 Prior A AMT(15)                                    6.125%     11/15/2025            AAA             2,085        2,264,164

Houston TX Arpt Sys Rev Sub
Lien Ser B(11)                                               5.50%       7/1/2030            AAA             1,000        1,079,740

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser C                                        6.00%       7/1/2029              A             1,000        1,147,020

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser PMD RIBs(11)(6)                         10.61%       7/1/2026            Aaa               950        1,075,590
                                                                                                                     --------------
TOTAL                                                                                                                     5,566,514
                                                                                                                     --------------
WATER/SEWER 7.97%

Dallas TX Wtr Wks & Swr Sys Rev Ref                          5.00%      10/1/2012            AA+               750          827,385

El Paso TX Wtr & Swr Rev Ref &
Impt Ser A(11)                                               5.25%       3/1/2027            AAA             1,000        1,055,510

San Antonio TX Wtr Rev Ref Sys(11)                           5.00%      5/15/2028            AAA             1,000        1,032,240

Upper Trinity Regl Wtr Dist
TX Wtr Rev Sys Ser 4(10)                                     6.00%       8/1/2026            AAA             3,025        3,515,564
                                                                                                                     --------------
TOTAL                                                                                                                     6,430,699
                                                                                                                     --------------
TOTAL MUNICIPAL BONDS (Cost $70,930,200)                                                                                 79,665,352
                                                                                                                     ==============

                                                                                                            SHARES
                                                                                                             (000)
                                                                                                            ------
SHORT-TERM INVESTMENT 0.15%

MONEY MARKET MUTUAL FUND 0.15%
Dreyfus Municipal Cash Management Plus (Cost $123,050)                                                         123          123,050
                                                                                                                     --------------
TOTAL INVESTMENTS 98.88% (Cost $71,053,250)                                                                          $   79,788,402
                                                                                                                     ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)
WASHINGTON TAX-FREE FUND MARCH 31, 2004

                                                                                         RATING:         PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR            AMOUNT
INVESTMENTS                                                  RATE            DATE        MOODY'S             (000)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS 98.16%

EDUCATION 9.77%

Clark Cnty WA Sch Dist No 114
Evergreen(15)                                                5.00%      12/1/2021            Aaa    $        1,000   $    1,062,980

Univ WA Ed Resh Rev Roosevelt Pj(15)(14)                    5.375%       6/1/2029            AAA             1,100        1,155,132

Univ WA Rev Student Fac Fee(11)                              5.50%       6/1/2019            AAA               810          904,559

WA St Higher Ed Fac

Auth Rev Gonzaga Univ Pj(15)                                 4.75%       4/1/2022            AAA             1,000        1,012,310

Western WA Univ Rev Student Rec Fee(15)                      5.00%       5/1/2033            AAA               900          926,460
                                                                                                                     --------------
TOTAL                                                                                                                     5,061,441
                                                                                                                     --------------
GENERAL OBLIGATION 24.57%

Bremerton WA(2)                                              5.25%      12/1/2027            Aaa             1,440        1,520,856

King Cnty WA Sch Dist #405 Bellevue(10)                      5.00%      12/1/2020            AAA             2,000        2,119,460

King Cnty WA Sch Dist #414
Lake Washington(11)(6)                                       5.50%      12/1/2019            AAA             1,000        1,126,000

King Cnty WA Ser B                                           4.50%       1/1/2024            AA+               320          319,990

King Cnty WA Ser B(15)                                       5.00%       1/1/2030            AAA             1,000        1,022,940

Port Seattle WA Ser B AMT                                    5.75%      12/1/2025            AA+               750          819,120

Puerto Rico Comwlth Pub Impt Ser A                           5.00%       7/1/2033             A-             1,500        1,546,920

Puerto Rico Pub Fin Corp
Comwlth App Ser A(2)                                        5.125%       6/1/2024            AAA               750          838,215

Thurston & Pierce Cntys WA
Cmnty Schs Yelm(11)                                          5.25%      12/1/2017            Aaa             1,000        1,103,860

WA St Ser B & NT-7                                           6.25%       6/1/2010            Aa1             1,000        1,191,290

WA St Ser E Motor Veh Tax(2)                                 5.00%       1/1/2029            AAA             1,080        1,120,403
                                                                                                                     --------------
TOTAL                                                                                                                    12,729,054
                                                                                                                     --------------
HEALTHCARE 2.16%

Puerto Rico Ind Tourist Ed
Med & Envr Ctrl Fac Hosp Ser A                              6.125%     11/15/2030             AA             1,000        1,118,890
                                                                                                                     --------------
HOUSING 1.51%

Skagit Cnty WA Hsg Auth Low
Income Hsg Assist Rev Mtg Ln(12)                             7.00%      6/20/2035            AAA               747          783,678
                                                                                                                     --------------
MISCELLANEOUS 3.13%

Bellevue WA Convention Ctr
Auth Sp Oblig Rev(15)                                 Zero Coupon        2/1/2024            AAA             1,400          507,038

                       SEE NOTES TO FINANCIAL STATEMENTS.

WASHINGTON TAX-FREE FUND MARCH 31, 2004

                                                                                         RATING:         PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR            AMOUNT
INVESTMENTS                                                  RATE            DATE        MOODY'S             (000)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Spokane WA Pub Fac Dist Hotel
Motel & Sales Use Tax(15)                                    5.75%      12/1/2028            AAA    $        1,000   $    1,116,040
                                                                                                                     --------------
TOTAL                                                                                                                     1,623,078
                                                                                                                     --------------
POWER 16.71%

Chelan Cnty WA Pub Util Dist
#1 Cons Rev Ser A AMT(15)                                    6.40%       7/1/2017            AAA             1,000        1,136,660

Clark Cnty WA Pub Util Dist #1 Rev(11)                      5.125%       1/1/2020            AAA               400          422,216

Douglas Cnty WA Pub Util Dist
#1 Wells Hydro                                               8.75%       9/1/2018             AA               350          422,775

Douglas Cnty WA Pub Util Dist
#1 Wells Hydro 2 Tier Ser B(2)                               8.75%       9/1/2006            AAA             2,085        2,261,433

Energy Northwest WA Wind Proj Rev(2)                         5.00%       7/1/2023            AAA             1,000        1,042,430

Grant Cnty WA Pub Util Dist
#002 Elec Rev Ser H(11)                                      5.00%       1/1/2022            AAA             1,000        1,024,070

Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN                                                  5.125%       7/1/2029             A-             1,500        1,570,125

Seattle WA Muni Lt & Pwr Rev Ser A(15)                      5.625%       9/1/2015            AAA               720          775,037
                                                                                                                     --------------
TOTAL                                                                                                                     8,654,746
                                                                                                                     --------------
PRE-REFUNDED 24.15%

Douglas Cnty WA Pub Util Dist
#1 Wells Hydro                                               8.75%       9/1/2018            Aaa               150          183,991

Mount Vernon WA(2)                                           6.85%      12/1/2014            AAA             1,285        1,334,845

Municipal Secs Trust Ctfs Ser
7005 Cl B RIBs ETM+                                         9.589%      10/1/2040            Aaa             1,000        1,227,880

Ocean Shores WA Wtr & Swr(11)                                5.50%      12/1/2021            Aaa             1,000        1,161,970

Port Seattle WA Spl Fac Rev
AMT Ser C(15)                                                6.00%       9/1/2029            AAA               915        1,079,993

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser B                                        6.00%       7/1/2031              A             1,000        1,195,450

Puerto Rico Comwlth Pub Impt RIBs                          10.393%       7/1/2029             A-             1,000        1,139,440

Renton WA Wtr & Swr Rev                                      6.55%      11/1/2013             A1             1,000        1,032,170

Vancouver WA Ltd Tax(2)                                      5.50%      12/1/2025            AAA             1,255        1,466,041

Vancouver WA Wtr & Swr Rev(10)                               6.00%       6/1/2020            AAA             1,000        1,173,560

WA St Higher Ed Fac

Auth Rev Whitworth College(5)                                7.00%      10/1/2015            AAA               250          257,423

WA St Ser A                                                  5.75%       9/1/2019            Aa1               250          254,895

WA St Ser B                                                  5.75%       5/1/2016            Aa1               985          988,467

WA St Ser B                                                  5.75%       5/1/2016            Aa1                15           15,053
                                                                                                                     --------------
TOTAL                                                                                                                    12,511,178
                                                                                                                     --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
WASHINGTON TAX-FREE FUND MARCH 31, 2004

                                                                                         RATING:         PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR            AMOUNT
INVESTMENTS                                                  RATE            DATE        MOODY'S             (000)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION 11.91%

Central Puget Sound WA Regl
Transit Auth Sales Tax & Motor(10)                           5.25%       2/1/2021            AAA    $        1,750   $    1,963,185

Port Kalama WA Rev Ser B AMT                                5.625%      12/1/2015             A3               400          418,252

Port Seattle WA Spl Fac Rev
Unrefunded Balance AMT Ser C(15)                             6.00%       9/1/2029            AAA             1,085        1,217,012

Puerto Rico Comwlth Hwy &
Transn Auth Rev PMD Ser B                                    6.00%       7/1/2026              A             1,000        1,049,940

Puerto Rico Comwlth Hwy &
Transn Auth Rev Rites RIBs                                  9.675%       1/1/2010             NR               750          955,155

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser PMD RIBs(11)(6)                         10.61%       7/1/2026            Aaa               500          566,100
                                                                                                                     --------------
TOTAL                                                                                                                     6,169,644
                                                                                                                     --------------
WATER/SEWER 4.25%

King Cnty WA Swr Rev Ser A(11)                               5.25%       1/1/2032            AAA             1,000        1,047,820

Pierce Cnty WA Swr Rev(2)                                    5.00%       8/1/2021            AAA             1,100        1,152,789
                                                                                                                     --------------
TOTAL                                                                                                                     2,200,609
                                                                                                                     --------------
TOTAL MUNICIPAL BONDS (Cost $47,044,838)                                                                                 50,852,318
                                                                                                                     ==============

                                                                                                            SHARES
                                                                                                             (000)
                                                                                                            ------
SHORT-TERM INVESTMENT 0.00%

MONEY MARKET MUTUAL FUND 0.00%

Dreyfus Municipal Cash Management Plus (Cost $1,395)                                                             1            1,395
                                                                                                                     --------------
TOTAL INVESTMENTS 98.16% (Cost $47,046,233)                                                                          $   50,853,713
                                                                                                                     ==============

SCHEDULE OF INVESTMENTS (UNAUDITED)
INSURED INTERMEDIATE TAX-FREE FUND MARCH 31, 2004

                                                                                                         PRINCIPAL
                                                                                                            AMOUNT
                                                                                                              (000)
                                                                                                         ---------
MUNICIPAL BONDS 96.97%

EDUCATION 12.53%

Appalachian St Univ NC Rev
Ref-Util Sys(15)                                             5.00%      5/15/2010            AAA    $          100          112,814

Maricopa Cnty AZ Sch Dist #69
Paradise Vy Ref-Second Ser(10)                               5.00%       7/1/2013            AAA               100          112,928

                       SEE NOTES TO FINANCIAL STATEMENTS.

INSURED INTERMEDIATE TAX-FREE FUND MARCH 31, 2004

                                                                                         RATING:         PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR            AMOUNT
INVESTMENTS                                                  RATE            DATE        MOODY'S             (000)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NY St Dorm Auth Lease
Master Boces Prog Ser A(11)                                  5.00%      8/15/2008            AAA    $          150   $      166,578

NY St Dorm Auth Rev
Insured-Fordham Univ(10)                                     5.00%       7/1/2011            AAA               100          112,714

Pickens Cnty SC Sch Dist Ref Ser B(10)                       2.25%       3/1/2005            AAA               100          101,124

University CO Univ Revs
Enterprise Sys-Ser A(15)                                     5.00%       6/1/2011            AAA               100          112,584

University NC Sys Pool Rev Ser B(2)                          4.00%       4/1/2011            AAA               200          212,914
                                                                                                                     --------------
TOTAL                                                                                                                       931,656
                                                                                                                     --------------

GENERAL OBLIGATION 32.67%

Blackstone-Millville MA Regl Ref(11)                         4.00%       5/1/2008            Aaa               150          161,187

Dayton OH City Sch Dist Sch
Facs Constr & Impt-Ser D(10)                                 5.00%      12/1/2010            AAA               100          113,206

Fairfield OH City Sch Dist
Ref-Sch Impt(10)                                             4.50%      12/1/2008            AAA               100          109,797

Fremont Custer & El Paso Cnty
CO Sch Dist No. Fremont(11)                                  2.00%      12/1/2007            Aaa               200          201,194

HI St Ref Ser DB(15)                                         5.25%       9/1/2013            AAA               100          114,783

Kiski PA Area Sch Dist(10)                                   3.50%       3/1/2009            AAA               200          209,554

Little Rock AR Cap Impt(11)                                  4.00%       4/1/2007            AAA               150          159,336

Marlboro TWP NJ Brd Ed(11)                                   5.00%      7/15/2009            AAA               100          112,391

Montgomery Cnty TN Ref(11)                                   4.75%       5/1/2014            Aaa               150          163,975

Oklahoma St Ref-Bldg-Ser A(10)                               5.00%      7/15/2014            AAA               200          226,050

Oseola WI Corp Purp(15)                                      3.45%      12/1/2007            AAA               100          105,121

Pima Cnty AZ Univ Sch Dist Ref(c)(11)                        4.75%       7/1/2014            AAA               100          108,651

Redlands CA Ref(11)                                          4.00%       2/1/2009            AAA               100          107,478

South San Antonio TX Indpt
Ref PSF GTD                                                  2.00%      8/15/2006            AAA               200          202,124

TN St Ser A(11)                                              5.00%       8/1/2009            AAA               100          112,542

Wayne Cnty MI Cmnty College
Cmnty College Impt(10)                                       5.25%       7/1/2010            Aaa               100          114,177

West Windsor Plainsboro NJ
Regl Sch Dist Ref(11)                                        4.00%      12/1/2007            AAA               100          107,417
                                                                                                                     --------------
TOTAL                                                                                                                     2,428,983
                                                                                                                     --------------

HEALTHCARE 2.70%

North Cent TX Health Fac Dev(15)                             1.04%#     12/1/2015            AAA               100          100,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

INSURED INTERMEDIATE TAX-FREE FUND MARCH 31, 2004

                                                                                         RATING:         PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR            AMOUNT
INVESTMENTS                                                  RATE            DATE        MOODY'S             (000)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Wayne Cnty PA Hosp & Hlth
Facs Wayne Mem Hosp Pj(15)                                   2.00%       7/1/2005            AAA    $          100   $      100,906
                                                                                                                     --------------
TOTAL                                                                                                                       200,906
                                                                                                                     --------------
LEASE 3.04%

Kansas City MO Sch Dist Bldg
Ref Elem Sch Pj Ser B(10)                                    5.00%       2/1/2012            Aaa               100          112,071

OH St Bldg Auth Ref-St
Facs-Adult Correction-A(11)                                  5.50%      10/1/2008            AAA               100          113,711
                                                                                                                     --------------
TOTAL                                                                                                                       225,782
                                                                                                                     --------------
MISCELLANEOUS 18.09%

Baton Rouge LA Sales & Use
Tax Ref Pub Impt Ser A(10)                                   5.25%       8/1/2007            AAA               100          110,801

CT St Spl Tax Oblig Rev
Ref-Transn Infra-B(11)                                       5.00%      10/1/2006            AAA               100          108,289

IL St Sales Tax Rev First Ser(11)                            5.25%      6/15/2013            AAA               100          114,158

IN Bd Bk Rev Spl Prog-
South Bend Tif-Ser E(15)                                     5.00%       9/1/2014            AAA               200          219,386

Mercer Cnty NJ Impt Auth Ref-
Regl Sludge Pj(10)                                           5.00%     12/15/2014            AAA               200          224,298

MI St Envr Ref(15)(14)                                       5.50%      12/1/2013            AAA               100          117,247

MO Dev Fin Brd Cultural Facs
Nelson Gallery(15)                                           5.25%      12/1/2013            AAA               100          113,165

OR St Dept Administrative Svcs(11)                           5.00%       9/1/2012            AAA               100          112,857

Phoenix AZ Str & Hwy User Rev
Ref-Jr Lien(10)                                              5.00%       7/1/2008            AAA               100          111,356

Regional Transn Dist CO Sales(11)                            5.00%      11/1/2009            AAA               100          113,038
                                                                                                                     --------------
TOTAL                                                                                                                     1,344,595
                                                                                                                     --------------
POWER 3.82%

Puerto Rico Elec Pwr Auth Ref
Ser JJ(15)                                                   5.25%       7/1/2013            AAA               100          115,329

TX Muni Pwr Agy Rev Ref(15)                                  5.25%       9/1/2008            AAA               150          168,771
                                                                                                                     --------------
TOTAL                                                                                                                       284,100
                                                                                                                     --------------
PRE-REFUNDED 4.67%

Chicago IL Met Wtr
Reclamation Dist Gtr Chicago Cap Impt ETM                    5.50%      12/1/2010            Aaa               100          116,816

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
INSURED INTERMEDIATE TAX-FREE FUND MARCH 31, 2004

                                                                                         RATING:         PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR            AMOUNT
INVESTMENTS                                                  RATE            DATE        MOODY'S             (000)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Detroit MI Wtr Supply Sys Sr
Lien Ser A(10)                                               5.25%       7/1/2033            AAA    $          100   $      114,748

Muhlenberg PA Sch Dist(10)                                   5.40%       9/1/2012            AAA               100          115,655
                                                                                                                     --------------
TOTAL                                                                                                                       347,219
                                                                                                                     --------------
TRANSPORTATION 8.33%

New Haven CT Air Rights Pkg Ref(2)                          5.375%      12/1/2012            AAA               100          115,998

North TX Thruway Auth Dallas
North Twy Sys Rev Ref Ser C(11)                              3.00%       1/1/2006            AAA               100          102,668

OR St Dept Transn Rev
Ref-Regl Lt Rail Extn(2)                                     5.00%       6/1/2009            AAA               150          168,725

PA St Tpk Comm Oil
Sr Ser A(15)                                                 5.25%      12/1/2012            AAA               100          114,655

Puerto Rico Comwlth Hwy & Ser E(11)                          5.50%       7/1/2013            AAA               100          117,304
                                                                                                                     --------------
TOTAL                                                                                                                       619,350
                                                                                                                     --------------
WATER/SEWER 11.12%

Amarillo TX Wtrwks/Swr sys(2)                                3.00%       4/1/2007            AAA               150          154,817

Anacortes WA Swr Rev Ref(11)                                 4.00%      11/1/2007            Aaa               100          106,897

Columbus GA Wtr & Sew Rev Ref(11)                            5.25%       5/1/2013            AAA               100          114,503

Lansing MI Sew Disp Sys Ref(10)                              5.00%       5/1/2014            AAA               150          168,415

Shreveport LA Wtr & Swr Rev
Ref-Ser A(10)                                                5.00%      12/1/2012            AAA               100          112,544

Upper Occoquan Sew Auth VA(11)                               5.00%       7/1/2011            AAA               150          169,696
                                                                                                                     --------------
TOTAL                                                                                                                       826,872
                                                                                                                     --------------
TOTAL MUNICIPAL BONDS (Cost $7,092,748)                                                                                   7,209,463
                                                                                                                     ==============

                                                                                                            SHARES
                                                                                                             (000)
                                                                                                            ------
SHORT-TERM INVESTMENT 2.03%

MONEY MARKET MUTUAL FUND 2.03%

Dreyfus Municipal Cash Management Plus (Cost $150,834)                                                         151          150,834
                                                                                                                     --------------
TOTAL INVESTMENTS 99.00% (Cost $7,243,582)                                                                           $    7,360,297
                                                                                                                     ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)
FLORIDA TAX-FREE TRUST MARCH 31, 2004

                                                                                         RATING:         PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR            AMOUNT
INVESTMENTS                                                  RATE            DATE        MOODY'S             (000)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS 95.63%

EDUCATION 3.85%

Miami-Dade Cnty FL Ed Fac
Auth Rev Ser A(2)                                            6.00%       4/1/2023            AAA    $        2,000   $    2,341,000

Miami-Dade Cnty FL Ed Fac
Univ Miami-Ser A(2)                                          5.00%       4/1/2034            AAA             1,000        1,047,250
                                                                                                                     --------------
TOTAL                                                                                                                     3,388,250
                                                                                                                     --------------
GENERAL OBLIGATION 10.84%

Boca Raton FL                                                5.25%       7/1/2016            AAA             1,615        1,780,537

Boca Raton FL                                                5.25%       7/1/2017            AAA             1,000        1,095,410

FL St Brd of Ed Pub
Ed Ser A                                                     5.00%       6/1/2032            AA+             1,250        1,305,950

FL St Brd Ed Cap Outlay
Pub Ed Ser E                                                5.625%       6/1/2025            AA+             1,000        1,127,750

FL St Brd Ed Cap Outlay Ser A                                5.25%       6/1/2024            AA+             2,000        2,148,520

FL St FL Dept of
Transn                                                       5.00%       7/1/2032            AA+             1,000        1,041,990

Hillsborough Cnty FL Sch Brd
Ctfs Partn(15)                                               5.00%       7/1/2029            AAA             1,000        1,041,990
                                                                                                                     --------------
TOTAL                                                                                                                     9,542,147
                                                                                                                     --------------
HEALTHCARE 13.80%

Highlands Cnty FL Fac Auth
Rev Hosp Adventist Health Sys D                             5.875%     11/15/2029              A             2,000        2,127,420

Highlands Cnty FL Fac Auth
Rev Hosp Adventist/Sunbelt Ser A                             6.00%     11/15/2031              A             2,000        2,137,620

Miami FL Health Facs Auth
Catholic Health East Ser B                                   5.25%     11/15/2033              A             1,000        1,008,960

Orange Cnty FL Hlth Fac Auth
Rev Hosp Orlando Regl                                        5.75%      12/1/2032             A2             1,000        1,047,800

Pinellas Cnty FL Health Facs
Baycare Health System                                        5.50%     11/15/2033             A1             2,000        2,084,240

Puerto Rico Ind Tourist Ed
Med Envr Ctrl Fac Hosp                                       6.50%     11/15/2020             AA               410          477,097

Sarasota Cnty FL Pub Hosp Brd
Rev Sarasota Mem Hosp Ser B(15)                              5.50%       7/1/2028            AAA             2,875        3,273,331
                                                                                                                     --------------
TOTAL                                                                                                                    12,156,468
                                                                                                                     --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

FLORIDA TAX-FREE TRUST MARCH 31, 2004

                                                                                         RATING:         PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR            AMOUNT
INVESTMENTS                                                  RATE            DATE        MOODY'S             (000)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
HOUSING 2.79%

Lee Cnty FL Hsg Fin Auth Sing
Fam Mtg Rev AMT(13)(7)                                       6.40%       3/1/2029            Aaa    $          965   $    1,030,031

Orange Cnty FL Hsg Fin Auth
Ser A-1 AMT(13)                                       Zero Coupon        3/1/2028            Aaa               665          182,190

Puerto Rico Hsg Fin Auth Cap
Fd Prog(20)                                                  4.50%      12/1/2023             AA             1,235        1,247,474
                                                                                                                     --------------
TOTAL                                                                                                                     2,459,695
                                                                                                                     --------------
INDUSTRIAL 1.51%

Lee Cnty FL Ind Dev Auth Ref
Bonita Springs Util Pj AMT(2)                               5.125%      11/1/2019            AAA             1,250        1,332,638
                                                                                                                     --------------
LEASE 1.25%

Collier Cnty FL Sch Brd(11)                                 5.375%      2/15/2021            Aaa             1,000        1,098,280
                                                                                                                     --------------
MISCELLANEOUS 11.56%

Jacksonville FL Excise Taxes
Ref Ser C AMT(15)                                            5.25%      10/1/2020            AAA             1,000        1,071,770

Jacksonville FL Sales Tax Rev
Better Jacksonville(2)                                       4.50%      10/1/2030            AAA             2,500        2,428,375

Jacksonville FL Sales Tax Rev
Ref & Impt Loc Govt(10)                                     5.375%      10/1/2018            AAA             1,000        1,117,210

Miami-Dade Cnty FL Spl Oblig
Sub Ser A(15)                                         Zero Coupon       10/1/2024            AAA             3,000        1,002,030

Miami-Dade Cnty FL Spl Oblig
Sub Ser B(15)                                                5.00%      10/1/2037            AAA             1,000        1,029,160

Orange Cnty FL Tourist Dev Sub(2)                           5.125%      10/1/2025            AAA             1,445        1,524,880

Osceola Cnty Tourist Dev Tax
Rev Ser A(10)                                                5.00%      10/1/2032            AAA             1,400        1,454,936

Tampa FL Sports Auth Rev
Tampa Bay Arena Pj(15)                                       6.00%      10/1/2015            AAA               450          548,986
                                                                                                                     --------------
TOTAL                                                                                                                    10,177,347
                                                                                                                     --------------
PRE-REFUNDED 27.23%

Miami-Dade Cnty FL Expwy Auth
Toll Sys Rev(10)                                            6.375%       7/1/2029            AAA             1,250        1,521,038

Municipal Secs Trust Ctfs Ser
7005 Cl B RIBs ETM+                                         9.589%      10/1/2040            Aaa             1,250        1,534,850

Orange Cnty FL Tourist Dev
Tax Rev ETM(2)                                               6.00%      10/1/2016            AAA               710          723,327

                       SEE NOTES TO FINANCIAL STATEMENTS.

FLORIDA TAX-FREE TRUST MARCH 31, 2004

                                                                                         RATING:         PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR            AMOUNT
INVESTMENTS                                                  RATE            DATE        MOODY'S             (000)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser B                                        6.00%       7/1/2031              A    $        1,000   $    1,195,450

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser B                                        6.50%       7/1/2027              A             1,000        1,223,960

Puerto Rico Comwlth Pub Impt RIBs(15)                       10.11%       7/1/2026            Aaa             3,500        4,665,500

Puerto Rico Comwlth Pub Impt RIBs                          10.393%       7/1/2029             A-             2,000        2,278,880

Puerto Rico Muni Fin Agy Ser A                               6.50%       7/1/2019            AAA             2,915        2,996,707

Tampa Bay Wtr FL Util Sys Rev(10)                            6.00%      10/1/2024            AAA             3,000        3,606,330

Tampa FL Rev Allegany Hlth
Sys St. Joseph(15)                                           6.70%      12/1/2018            AAA             4,000        4,230,760
                                                                                                                     --------------
TOTAL                                                                                                                    23,976,802
                                                                                                                     --------------
RESOURCE RECOVERY 0.88%

Jacksonville FL Pollution Rev
Anheuser-Busch Pj                                            5.70%       8/1/2031             A+               750          771,330
                                                                                                                     --------------
SPECIAL TAX 1.87%

Tampa FL Util Tax & Spl Rev
Ref-Ser A(2)                                                 5.25%      10/1/2020            AAA             1,505        1,648,893
                                                                                                                     --------------
TRANSPORTATION 11.78%

Florida Ports Fin Commn Rev
St Transn TR FD Intermodal Pg AMT(10)                        5.50%      10/1/2029            AAA             1,295        1,410,980

Jacksonville FL Port Auth
Arpt Rev Ser A AMT(10)                                       6.25%      10/1/2024            AAA             1,000        1,084,400

Miami-Dade Cnty FL Aviation
Miami Intl Airport-Hub-Ser B(c)(10)                          5.00%      10/1/2030            AAA             1,000        1,030,390

Miami-Dade Cnty FL Expwy Auth
Toll Sys Rev Ref(10)                                        5.125%       7/1/2025            Aaa               750          792,495

Orlando & Orange Cnty Expwy Ser B(2)                         5.00%       7/1/2035            AAA             2,200        2,300,870

Pensacola FL Arpt Rev Ser A AMT(15)                         6.125%      10/1/2018            AAA             1,250        1,416,675

Puerto Rico Comwlth Hwy & Ser E(11)                          5.50%       7/1/2013            AAA               650          762,476

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser C                                        6.00%       7/1/2029              A               880        1,009,378

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser PMD RIBs(11)(6)                         10.61%       7/1/2026            Aaa               500          566,100
                                                                                                                     --------------
TOTAL                                                                                                                    10,373,764
                                                                                                                     --------------
WATER/SEWER 8.27%

Jea FL Wtr & Swr Sys Rev Ser A(c)                            4.50%      10/1/2039            AA-             1,000          950,740

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
FLORIDA TAX-FREE TRUST MARCH 31, 2004

                                                                                         RATING:         PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR            AMOUNT
INVESTMENTS                                                  RATE            DATE        MOODY'S             (000)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Melbourne FL Wtr & Swr Rev
Ref & Impt Ser A(10)                                         5.00%      10/1/2032            AAA    $        1,610   $    1,673,176

Miami Beach FL Stormwater Rev(10)                            5.25%       9/1/2020            AAA             1,000        1,080,690

Miami Beach FL Wtr & Swr Rev(2)                              5.25%       9/1/2020            AAA             1,000        1,081,870

Miami Beach FL Wtr & Swr Rev(2)                              5.50%       9/1/2027            AAA             1,000        1,104,870

Ocala FL Wtr & Swr Rev(10)                                   5.25%      10/1/2027            Aaa               800          851,816

Sebring FL Wtr & Wastewtr Rev Ref(10)                        5.25%       1/1/2020            AAA               500          541,845
                                                                                                                     --------------
TOTAL                                                                                                                     7,285,007
                                                                                                                     --------------
TOTAL MUNICIPAL BONDS (Cost $77,040,704)                                                                                 84,210,621
                                                                                                                     ==============

                                                                                                            SHARES
                                                                                                             (000)
                                                                                                            ------
SHORT-TERM INVESTMENT 4.08%

MONEY MARKET MUTUAL FUND 4.08%

Dreyfus FL Muni Cash Management (Cost $3,592,329)                                                            3,592        3,592,329
                                                                                                                     --------------
TOTAL INVESTMENTS 99.71% (Cost $80,633,033)                                                                          $   87,802,950
                                                                                                                     ==============

SCHEDULE OF INVESTMENTS (UNAUDITED)
GEORGIA TAX-FREE TRUST MARCH 31, 2004

                                                                                                         PRINCIPAL
                                                                                                            AMOUNT
                                                                                                             (000)
                                                                                                         ---------
MUNICIPAL BONDS 97.47%

EDUCATION 19.93%

Athens-Clarke Cnty GA Univ
Govt UGA ref Ccrc Bldg LLC Pj(2)                             5.00%     12/15/2032            AAA    $        1,300        1,346,254

Athens GA Hsg Auth Student
Hsg Univ of GA East Campus(2)                                5.25%      12/1/2023            Aaa               500          536,615

Athens GA Hsg Auth Student
Hsg Univ of GA East Campus(2)                                5.00%      12/1/2027            Aaa             3,000        3,115,110

Bulloch Cnty GA Dev Auth GA
So Univ Pj(2)                                                5.00%       8/1/2021            Aaa               500          528,900

Dougherty Cnty GA Sch Dist
Sales Tax                                                    4.00%       3/1/2007             AA               600          636,318

Fulton Cnty GA Dev Auth Rev
GA Tech Athletic Assn(2)                                     5.50%      10/1/2017            AAA             1,000        1,137,590

Fulton Cnty GA Dev Auth Rev
GA Tech Fndtn Fdg Ser A                                      5.00%      11/1/2031            AA+             1,400        1,455,538

                       SEE NOTES TO FINANCIAL STATEMENTS.

GEORGIA TAX-FREE TRUST MARCH 31, 2004

                                                                                         RATING:         PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR            AMOUNT
INVESTMENTS                                                  RATE            DATE        MOODY'S             (000)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Fulton Cnty GA Dev Auth Rev
GA Tech Fndtn Sac II Pj Ser A                               5.125%      11/1/2021            AA+    $          750   $      803,115

Fulton Cnty GA Dev Auth Rev
Morehouse College Pj(2)                                     5.875%      12/1/2030            AAA             1,850        2,138,951

Fulton Cnty GA Dev Auth Rev
Tuff Morehouse Pj Ser A(2)                                   5.50%       2/1/2022            AAA             1,000        1,103,370

Marietta GA Dev Auth Rev Ser
Student Hsg-Spsu Student Hsg I                              5.125%      9/15/2023             A2             1,000        1,031,020

Private Colleges & Univ Auth
GA Emory Univ Pj Ser A                                       5.50%      11/1/2020             AA             1,000        1,125,700

Private Colleges & Univ Auth
GA Emory Univ Pj Ser A                                       5.50%      11/1/2025             AA             1,000        1,103,320

Private Colleges & Univ Auth
GA Rev Emory Univ Pj Ser A                                   5.75%      11/1/2018             AA               500          580,690

Private Colleges & Univ Auth
GA Rev Mercer Univ Pj                                        5.75%      10/1/2031           Baa1               500          525,740

Private Colleges & Univ Auth
Spelman College                                              5.25%       6/1/2021            Aa3             1,340        1,458,711
                                                                                                                     --------------
TOTAL                                                                                                                    18,626,942
                                                                                                                     --------------
GENERAL OBLIGATION 10.56%

Forsyth Cnty GA Ref                                          4.25%       3/1/2020             AA             1,000          989,700

Forsyth Cnty GA Sch Dist                                     6.00%       2/1/2016            Aa2             2,000        2,349,520

GA St Ser C                                                  7.25%       7/1/2005            AAA             1,500        1,612,005

GA St Ser F                                                  5.00%      11/1/2018            AAA             1,000        1,100,900

Puerto Rico Comwlth Pub Impt
Pub Impt Ser A                                               5.25%       7/1/2024             A-               500          532,725

Puerto Rico Comwlth Pub Impt Ser A                           5.00%       7/1/2027             A-               370          381,821

Puerto Rico Comwlth Pub Impt Ser A                          5.125%       7/1/2031             A-             1,000        1,040,060

Puerto Rico Comwlth Pub Impt Ser A                          5.375%       7/1/2028             A-             1,735        1,856,537
                                                                                                                     --------------
TOTAL                                                                                                                     9,863,268
                                                                                                                     --------------
HEALTHCARE 4.39%

Athens-Clarke Cnty GA Univ
Govt Catholic Health East Issue                              5.50%     11/15/2032              A             1,000        1,028,940

Clarke Cnty GA Hosp Auth Rev
Ctfs Athens Regl Med Ctr Pj(15)                             5.125%       1/1/2032            AAA               500          520,505

Cobb Cnty GA Hosp Auth Rev
Ref & Impt-Rev Antic Ctfs(2)                                 5.25%       4/1/2024            AAA             1,000        1,080,220

Glynn Brunswick GA Mem Hosp
Auth Rev Southeast GA Hlth(15)                               6.00%       8/1/2016            AAA               400          442,492

                       SEE NOTES TO FINANCIAL STATEMENTS.

GEORGIA TAX-FREE TRUST MARCH 31, 2004

                                                                                         RATING:         PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR            AMOUNT
INVESTMENTS                                                  RATE            DATE        MOODY'S             (000)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Ind Tourist Ed
Med Envr Ctrl Fac Hosp                                       6.50%     11/15/2020             AA    $          410   $      477,097

Ware Cnty GA Hosp Auth Rev
Antic Ctfs(15)                                               5.50%       3/1/2021            Aaa               500          553,735
                                                                                                                     --------------
TOTAL                                                                                                                     4,102,989
                                                                                                                     --------------
HOUSING 3.38%

Clayton Cnty GA Hsg Auth
Multi Fam Hsg Rev(12)                                        5.60%     12/20/2024            Aaa               495          535,402

DeKalb Cnty GA Hsg Auth Multi
Fam Lakes At Indian Creek AMT(11)                            7.15%       1/1/2025            AAA               500          518,590

GA St Hsg & Fin Auth Rev Sing
Fam Sub Ser D-2 AMT                                          5.75%      12/1/2031            AAA               965          992,937

GA St Hsg & Fin Auth Rev
Subseries A-2 AMT                                           4.875%      12/1/2024            AAA               600          602,370

Savannah GA Economic Dev Auth
Multi Fam Hsg Rev GNMA AMT(12)                               5.15%     11/20/2022            AAA               500          512,310
                                                                                                                     --------------
TOTAL                                                                                                                     3,161,609
                                                                                                                     --------------
INDUSTRIAL 0.81%

Albany Dougherty GA Payroll
Dev Auth Procter & Gamble AMT                                5.20%      5/15/2028            AA-               500          541,875

Monroe Cnty GA Dev Auth Poll
GA Pwr Co Plant(2)                                           5.25%       7/1/2031            AAA               205          213,054
                                                                                                                     --------------
TOTAL                                                                                                                       754,929
                                                                                                                     --------------

LEASE 3.85%

College Park GA Business
Civic Ctr Pj(2)                                              5.75%       9/1/2026            AAA               450          516,524

GA Muni Assn Inc Ctfs
City Court Atlanta Pj(2)                                     5.25%      12/1/2026            AAA               750          800,482

Puerto Rico Pub Fin Corp
Comwlth Approp Ser A(15)                                     5.50%       8/1/2020            AAA             1,500        1,708,845

Richmond Cnty GA Pub Fac Cnty
Brd Ed Pj(2)                                                 6.00%      11/1/2024            Aaa               500          573,300
                                                                                                                     --------------
TOTAL                                                                                                                     3,599,151
                                                                                                                     --------------
MISCELLANEOUS 9.10%

Association Cnty GA Leasing
Pj Rockdale Cnty GA Pub Purp Pj(2)                          5.625%       7/1/2020            AAA                25           28,290

Cobb Marietta GA Coliseum &
Exhibit Hall Auth Rev(15)                                   5.625%      10/1/2026            AAA             1,000        1,130,010

                       SEE NOTES TO FINANCIAL STATEMENTS.

GEORGIA TAX-FREE TRUST MARCH 31, 2004

                                                                                         RATING:         PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR            AMOUNT
INVESTMENTS                                                  RATE            DATE        MOODY'S             (000)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Fayette Cnty GA Pub Fac Auth
Rev Criminal Justice Center Pj                               5.00%       6/1/2026             AA    $          750   $      782,602

George L Smith II GA World
Congress Ctr Auth Rev AMT(15)                                5.75%       7/1/2015            AAA               500          557,035

Puerto Rico Pub Bldg Auth Rev
Gtd Govt Fac Ser D                                           5.25%       7/1/2036             A-             1,250        1,315,612

Puerto Rico Pub Bldg Auth Rev
Gtd Govt Fac Ser D                                          5.375%       7/1/2033             A-             2,300        2,486,415

Puerto Rico Pub Fin Corp
Comwlth Approp Ser E                                         5.70%       8/1/2025           BBB+             2,000        2,202,180
                                                                                                                     --------------
TOTAL                                                                                                                     8,502,144
                                                                                                                     --------------
POWER 5.97%

GA Muni Elec Auth Pwr R
Ser FF(15)(14)                                               5.00%       1/1/2026            AAA             1,100        1,135,288

Municipal Elec Auth GA Combustion
Cycle Pj Ser A                                               5.00%      11/1/2023              A             1,000        1,021,250

Municipal Elec Auth GA
Combustion Turbine Pj Ser A(15)                              5.25%      11/1/2022            AAA             1,445        1,558,635

Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN(15)                                               5.00%       7/1/2032            AAA               500          524,090

Puerto Rico Elec Pwr Auth Ref
Ser FF(15)                                                   5.25%       7/1/2005            AAA               250          262,600

Puerto Rico Elec Pwr Auth Ser HH(11)                         5.25%       7/1/2029            AAA             1,000        1,080,190
                                                                                                                     --------------
TOTAL                                                                                                                     5,582,053
                                                                                                                     --------------
PRE-REFUNDED 18.68%

Atlanta GA Arpt Fac Rev
Ref-Gen-Ser A(10)                                            5.50%       1/1/2026            AAA             3,645        4,221,639

Atlanta GA Arpt Fac Rev Ser A(10)                            5.60%       1/1/2030            AAA             1,500        1,745,235

Atlanta GA ETM                                               5.60%      12/1/2015            AA-                95           97,466

Cobb Cnty GA Kennestone Hosp
Auth Rev Ctfs Ser 86 A ETM(15)                        Zero Coupon        8/1/2015            AAA               395          212,024

Fayette Cnty GA Pub Fac Auth
Criminal Justice Center Pj                                   6.00%       6/1/2030             AA             1,000        1,193,180

Forsyth Cnty GA Wtr & Sew Auth Rev                           6.25%       4/1/2021             AA               750          901,785

Municipal Secs Trust Ctfs Ser
7005 Cl B RIBs ETM+                                         9.589%      10/1/2040            Aaa             1,000        1,227,880

Puerto Rico Comwlth Hwy
Transn Auth Hwy Rev Ser Y                                    5.50%       7/1/2026              A             2,000        2,209,160

Puerto Rico Comwlth Pub Impt(11)(6)                          5.50%       7/1/2017            AAA               500          552,875

                       SEE NOTES TO FINANCIAL STATEMENTS.

GEORGIA TAX-FREE TRUST MARCH 31, 2004

                                                                                         RATING:         PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR            AMOUNT
INVESTMENTS                                                  RATE            DATE        MOODY'S             (000)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Comwlth Pub Impt(15)                             5.75%       7/1/2026            AAA    $        1,990   $    2,321,335

Puerto Rico Comwlth Pub Impt RIBs                          10.393%       7/1/2029             A-             1,125        1,281,870

Puerto Rico Elec Pwr Auth
Ser T RIBs(11)                                             11.472%       7/1/2018            AAA             1,000        1,065,140

Savannah GA Econ Dev Auth Rev
Sub Ser C ETM                                         Zero Coupon       12/1/2021            Aaa             1,000          423,950
                                                                                                                     --------------
TOTAL                                                                                                                    17,453,539
                                                                                                                     --------------

RESOURCE RECOVERY 2.42%

Atlanta GA Wtr & Waste Wtr
Rev Ser A-Unrefunded Balance(10)                             5.00%      11/1/2029            AAA             2,090        2,155,187

Cobb Cnty GA Solid Waste Mgmt
Auth Rev AMT                                                 6.40%       1/1/2015            AAA               100          103,980
                                                                                                                     --------------
TOTAL                                                                                                                     2,259,167
                                                                                                                     --------------

TRANSPORTATION 12.12%

Atlanta GA Arpt Fac Rev AMT(15)                       Zero Coupon        1/1/2010            AAA             1,235          937,735

Macon Bibb Cnty GA Indl Auth
Arpt Impt Rev Ref Atlantic AMT(2)                            5.00%       4/1/2018            AAA               500          528,645

Metropolitan Atlanta GA Rapid
Ref Second Indenture Ser A(15)                               6.25%       7/1/2005            AAA               500          531,525

Puerto Rico Comwlth Hwy & Ser D(11)                          5.00%       7/1/2032            AAA               225          235,656

Puerto Rico Comwlth Hwy &
Transn Auth Rev Rites RIBs                                  9.675%       1/1/2010             NR             1,750        2,228,695

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser B(15)                                   5.875%       7/1/2020            AAA             1,000        1,173,850

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser C                                        6.00%       7/1/2029              A               250          286,755

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser D                                        5.75%       7/1/2041              A             3,385        3,853,112

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser PMD RIBs(11)(6)                         10.61%       7/1/2026            Aaa               500          566,100

Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D                                5.375%       7/1/2036              A               405          434,039

Puerto Rico Comwlth Hwy &
Transn Auth Hwy Rev Ser Y                                    5.50%       7/1/2036              A               500          551,585
                                                                                                                     --------------
TOTAL                                                                                                                    11,327,697
                                                                                                                     --------------

WATER/SEWER 6.26%

Augusta GA Wtr & Swr Rev(11)                                 5.25%      10/1/2022            AAA               500          540,870

Augusta GA Wtr & Swr Rev(11)                                 5.25%      10/1/2030            AAA             1,110        1,170,362

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
GEORGIA TAX-FREE TRUST MARCH 31, 2004

                                                                                         RATING:         PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR            AMOUNT
INVESTMENTS                                                  RATE            DATE        MOODY'S             (000)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Carroll Cnty GA Wtr Auth Wtr &
Swr Rev(2)                                                   5.25%       7/1/2021            Aaa    $          500   $      545,975

DeKalb Cnty GA Wtr & Swr                                     5.00%      10/1/2028             AA             1,000        1,034,120

Elberton GA Combined Util Sys
Rev Ref & Impt(2)                                            5.50%       1/1/2019            Aaa               550          613,712

Glynn Cnty GA Wtr & Swr Rev
Ref & Impt(2)                                                5.00%       4/1/2023            Aaa               750          787,088

Henry Cnty GA Wtr & Sew Auth Rev(10)                        5.625%       2/1/2030            AAA             1,050        1,152,427
                                                                                                                     --------------
TOTAL                                                                                                                     5,844,554
                                                                                                                     --------------
TOTAL MUNICIPAL BONDS (Cost $85,968,763)                                                                             $   91,078,042
                                                                                                                     ==============

SCHEDULE OF INVESTMENTS (UNAUDITED)
MICHIGAN TAX-FREE TRUST MARCH 31, 2004

MUNICIPAL BONDS 96.12%

EDUCATION 8.18%

Eastern MI Univ Rev Gen Ser B(10)                            5.60%       6/1/2025            AAA             1,430        1,589,917

Forest Hills MI Pub Schs(10)                                 5.25%       5/1/2020            Aaa             2,000        2,167,160

Grand Valley MI St Univ Rev(10)                              5.50%       2/1/2018            AAA             1,150        1,312,069

Univ MI Univ Rev
Student Fee Ser A                                            6.00%       4/1/2007            Aaa               250          280,810

Wayne Cnty MI Cmnty College Impt(2)                          5.50%       7/1/2019            AAA               565          631,687
                                                                                                                     --------------
TOTAL                                                                                                                     5,981,643
                                                                                                                     --------------

GENERAL OBLIGATION 28.64%

Anchor Bay MI Sch Dist Sch
Bldg & Site                                                  5.00%       5/1/2033            AA+             1,000        1,040,880

Belding MI Area Sch(2)                                       5.00%       5/1/2026            AAA               400          408,844

Bloomingdale MI Pub Sch Dist # 16                            5.50%       5/1/2021            AA+               450          501,763

Caledonia MI Cmnty Schs Ref(11)(6)                           5.25%       5/1/2022            AAA             1,025        1,104,663

Carman-Ainsworth Cmnty Sch(10)                               5.00%       5/1/2027            AAA             1,000        1,036,240

Central Montcalm MI Pub Sch(15)                              5.90%       5/1/2019            AAA             1,000        1,142,560

Crawford Ausable MI Sch Dist
Sch Bldg & Site                                              5.00%       5/1/2021            AA+               350          368,938

Detroit MI City Sch Dist Sch
Bldg & Site Impt Ser A(10)                                   5.25%       5/1/2028            AAA             1,000        1,061,450

Elkton Pigeon Bay Port MI Sch Dist                          5.375%       5/1/2025            AA+               700          749,077

Huron MI Sch Dist(11)                                        5.25%       5/1/2021            AAA               250          267,805

                       SEE NOTES TO FINANCIAL STATEMENTS.

MICHIGAN TAX-FREE TRUST MARCH 31, 2004

                                                                                         RATING:         PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR            AMOUNT
INVESTMENTS                                                  RATE            DATE        MOODY'S             (000)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Kaleva Norman Etc MI Sch Dist
Bldg & Site(10)                                              6.00%       5/1/2025            Aaa    $          600   $      704,130

Laingsburg MI Cmnty Sch Dist
Sch Bldg & Site Bd                                           5.25%       5/1/2026            AA+               450          478,354

Lake Orion MI Cmnty Sch Dist Ref                            5.125%       5/1/2022            AA+               550          584,898

Memphis MI Cmnty Sch(10)                                     5.25%       5/1/2029            Aaa               150          155,873

Paw Paw MI Pub Sch Dist Sch
Bldg & Site                                                  6.00%       5/1/2030            AA+             1,325        1,536,152

Saline MI Area Sch(10)                                       5.50%       5/1/2015            AAA               750          790,073

South Lyon MI Cmnty Sch(11)                                  5.50%       5/1/2023            AAA             1,425        1,576,364

South Lyon MI Cmnty Sch Sch
Bldg and Site(10)                                            5.25%       5/1/2022            AAA             1,000        1,077,890

Southfield MI Pub Schs Sch
Bldg & Site-Ser A(10)                                        5.25%       5/1/2021            AAA             1,025        1,121,647

Warren MI Cons Sch Dist Sch
Bldg & Site(10)                                              5.00%       5/1/2027            AAA             1,000        1,039,900

Wayne Charter Cnty MI Arpt
Hotel-Detroit Met Arpt-A(15)                                 5.50%      12/1/2018            AAA             1,500        1,678,110

Wayne Cnty MI Bldg Auth Cap
Impt Ser A(15)                                               5.25%       6/1/2016            AAA               500          545,245

Williamston MI Cmnty Sch(15)                                 5.50%       5/1/2025            AAA             1,725        1,976,091
                                                                                                                     --------------
TOTAL                                                                                                                    20,946,947
                                                                                                                     --------------

HEALTHCARE 1.57%

MI St Hosp Fin Auth Rev
Ref Trinity Hlth Ser A(2)(17)                                6.00%      12/1/2027            AAA             1,000        1,151,950
                                                                                                                     --------------
HOUSING 2.79%

MI St Hsg Dev Auth Ser D                                     5.95%      12/1/2016            AA+               500          524,235

Puerto Rico Hsg Fin Auth Cap
Fd Prog(20)                                                  4.50%      12/1/2023             AA             1,500        1,515,150
                                                                                                                     --------------
TOTAL                                                                                                                     2,039,385
                                                                                                                     --------------

LEASE 3.34%

Grand Rapids MI Pub Sch(15)                                  5.00%      11/1/2021            AAA               250          264,635

MI St Ctfs Partn(2)                                   Zero Coupon        6/1/2022            AAA             2,000          842,340

MI St Hse
Representative Ctfs Partn(2)                          Zero Coupon       8/15/2024            AAA             3,565        1,333,061
                                                                                                                     --------------
TOTAL                                                                                                                     2,440,036
                                                                                                                     --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

MICHIGAN TAX-FREE TRUST MARCH 31, 2004

                                                                                         RATING:         PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR            AMOUNT
INVESTMENTS                                                  RATE            DATE        MOODY'S             (000)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS 2.73%

MI St Bldg Auth Rev Ref-Facs
Prog-Ser I(11)                                               5.00%     10/15/2009            AAA    $        1,500   $    1,687,530

MI Muni Bd Auth Rev(2)                                       6.75%      11/1/2014            AAA               295          310,287
                                                                                                                     --------------
TOTAL                                                                                                                     1,997,817
                                                                                                                     --------------
POWER 4.61%

Lowell MI Elec Supply Sys Rev(15)                            5.00%       8/1/2027            AAA               750          777,855

MI St Strategic Fd Ltd Oblig(2)                              7.00%       5/1/2021            AAA               500          663,525

MI St Strategic Fd Ltd Oblig
Rev Detroit Fd Ser BB(15)                                    7.00%      7/15/2008            AAA               350          414,754

MI St Strategic Fund Ltd Oblig
Ref Detroit Ed Co Pj-Ser A AMT(15)                          4.875%       6/1/2029            AAA             1,000          992,060

Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN(15)                                               5.00%       7/1/2032            AAA               500          524,090
                                                                                                                     --------------
TOTAL                                                                                                                     3,372,284
                                                                                                                     --------------

PRE-REFUNDED 25.73%

Alpena MI Pub Sch(15)                                       5.625%       5/1/2022            AAA               200          223,334

Alpena MI Pub Sch(15)                                       5.625%       5/1/2022            AAA               300          335,001

Anchor Bay MI Sch Dist Sch
Bldg & Site Ser I(10)                                        6.00%       5/1/2023            AAA             1,100        1,290,905

Eastern MI Univ Rev(10)                                      5.50%       6/1/2027            AAA               500          556,395

Greenville MI Pub Sch Ref(11)                                6.00%       5/1/2025            AAA             1,000        1,173,550

Hartland MI Cons Sch Dist(10)                                6.00%       5/1/2021            AAA             1,950        2,311,725

Howell MI Pub Sch(15)                                        6.00%       5/1/2025            AAA             1,100        1,240,635

Huron Valley MI Sch Dist(10)                                 5.75%       5/1/2022            AAA               250          280,100

Kalamazoo MI Hosp Fin Auth
Fac Rev Hosp Rev RIBs ETM(10)                               9.308%       6/1/2011            AAA             2,000        2,100,620

Lake Orion MI Cmnty Sch Dist(2)                              7.00%       5/1/2020            AAA             1,050        1,127,164

Lake Orion MI Cmnty Sch Dist Ser A(10)                       6.00%       5/1/2017            AAA             1,335        1,582,643

Lakeview MI Cmnty Sch(10)                                    5.60%       5/1/2022            AAA               210          234,345

MI Muni Bd Auth Rev Ser G(2)                                 6.75%      11/1/2014            AAA             1,205        1,269,106

Potterville MI Pub Sch(11)                                   6.00%       5/1/2029            AAA             1,000        1,173,550

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser B                                        6.50%       7/1/2027              A             1,000        1,223,960

Puerto Rico Comwlth Pub Impt RIBs                          10.393%       7/1/2029             A-               925        1,053,982

Puerto Rico Comwlth Ser A ETM                                5.50%      10/1/2040            AAA             1,000        1,113,940

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
MICHIGAN TAX-FREE TRUST MARCH 31, 2004

                                                                                         RATING:         PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR            AMOUNT
INVESTMENTS                                                  RATE            DATE        MOODY'S             (000)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Elec Pwr Auth
Ser T RIBs(11)                                             11.472%       7/1/2018            AAA    $          500   $      532,570
                                                                                                                     --------------
TOTAL                                                                                                                    18,823,525
                                                                                                                     --------------

TRANSPORTATION 5.07%

Kent Cnty MI Arpt Fac Rev Ref
Kent Cnty Intl Arpt                                          5.00%       1/1/2020            AAA               700          730,429

MI St Comprehensive Ser B(11)                                5.25%      5/15/2020            AAA             1,000        1,087,980

MI St Comprehensive
Transn Ref Ser A(11)                                         5.00%      11/1/2021            AAA               700          736,911

Puerto Rico Comwlth Hwy &
Transn Auth Rev Rites RIBs                                  9.675%       1/1/2010             NR               500          636,770

Wayne Charter Cnty MI Arpt
Hotel-Detroit Met Arpt-A(15)                                 5.00%      12/1/2030            AAA               500          516,280
                                                                                                                     --------------
TOTAL                                                                                                                     3,708,370
                                                                                                                     --------------

WATER/SEWER 13.46%

Detroit MI Disp Rev Ref
Senior Lien Ser A(11)                                        5.25%       7/1/2023            AAA             1,000        1,119,210

Detroit MI Disp Rev Ref Ser B(15)                            5.25%       7/1/2021            AAA               805          845,604

Detroit MI Disp Rev Ref-Sr
Lien-Ser A(11)                                               5.00%       7/1/2028            AAA             1,000        1,039,690

Detroit MI Wtr Supply Sys SR
Lien-Ser A(15)                                               5.00%       7/1/2034            AAA             1,000        1,032,800

Grand Rapids MI San Swr Sys
Rev Ref & Impt Ser A(10)                                     4.75%       1/1/2028            AAA             1,050        1,058,652

Lansing MI Brd Wtr & Lt Wtr
Supply Steam & Elec Util Sys(11)                             5.00%       7/1/2022            AAA             1,865        1,969,384

MI Muni Bd Auth Rev
Drinking Wtr St Revolving FD                                 5.00%      10/1/2024            AAA             1,000        1,045,720

Muskegon Heights MI Wtr Sys Ser A(15)                       5.625%      11/1/2020            Aaa               300          338,445

Muskegon Heights MI Wtr Sys Ser A(15)                       5.625%      11/1/2025            Aaa               320          355,440

Ypsilanti MI Wtr Supply & Sew
Disp Sys Rev Ser C(2)                                        5.00%       9/1/2027            AAA             1,000        1,037,470
                                                                                                                     --------------
TOTAL                                                                                                                     9,842,415
                                                                                                                     --------------
TOTAL MUNICIPAL BONDS (Cost $64,720,606)                                                                             $   70,304,372
                                                                                                                     ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)
PENNSYLVANIA TAX-FREE TRUST MARCH 31, 2004

                                                                                         RATING:         PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR            AMOUNT
INVESTMENTS                                                  RATE            DATE        MOODY'S             (000)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS 99.68%

EDUCATION 15.71%

Lehigh Cnty PA Gen Purp Auth
Rev Desales University Pj(16)                               5.125%     12/15/2023             AA    $        1,000   $    1,045,960

Lycoming Cnty PA Auth College
Rev College of Technology(2)                                 5.25%       5/1/2032            Aaa               700          739,550

Norwin PA Sch Dist(c)(11)                                    5.00%       4/1/2033            AAA             1,000        1,039,050

PA St Higher Ed Facs Auth Rev
Auth Rev Lafayette College Pj                                6.00%       5/1/2030            AA-             1,425        1,643,581

PA St Higher Ed Facs Auth Rev
Auth Rev Univ Sciences Phil(15)                              5.25%      11/1/2025            AAA             1,000        1,039,860

PA St Higher Ed Facs Auth Rev
Drexel Univ-Ser A                                            5.20%       5/1/2032              A               600          625,242

PA St Higher Ed Facs Auth Rev
Univ of Scranton(2)                                          5.75%      11/1/2017            AAA             1,000        1,152,700

PA St Higher Ed Facs Auth Rev
Ursinus College(16)                                         5.125%       1/1/2033             AA             1,000        1,023,200

PA St Higher Ed Facs Auth Rev
Ursinus College(16)                                          5.50%       1/1/2024             AA             1,000        1,070,930

PA St Higher Ed Fac
Auth Drexel Univ                                             6.00%       5/1/2029              A               800          869,328

PA St Higher Ed Fac
Auth Moravian College Pj                                    5.375%       7/1/2031             AA             1,000        1,047,180

PA St Higher Ed Fac
Auth Univ of the Arts(16)                                   5.625%      3/15/2025             AA             1,000        1,059,150

PA St Higher Ed Fac
Auth Univ of the Arts(16)                                    5.75%      3/15/2030             AA               500          549,480

Philadelphia PA Auth Ind Dev
Rev Ed Cmnty Foreign Med Grads(15)                           5.00%       6/1/2015            AAA               250          267,973

State Pub Sch Bldg Auth PA
College Rev(2)                                        Zero Coupon       7/15/2014            AAA               295          196,157

State Pub Sch Bldg Auth PA
College Rev(2)                                        Zero Coupon       7/15/2015            AAA               295          186,242

State Pub Sch Bldg Auth PA
College Rev(2)                                        Zero Coupon       7/15/2016            AAA               295          176,239

State Pub Sch Bldg Auth PA
Rev Del Cnty Cmnty College Pj(15)                            5.50%      10/1/2020            AAA               800          900,560

State Pub Sch Bldg Auth PA
Sch Rev Lease-Philadelphia Sch(11)                           5.25%       6/1/2027            AAA             1,000        1,062,650
                                                                                                                     --------------
TOTAL                                                                                                                    15,695,032
                                                                                                                     --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

PENNSYLVANIA TAX-FREE TRUST MARCH 31, 2004

                                                                                         RATING:         PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR            AMOUNT
INVESTMENTS                                                  RATE            DATE        MOODY'S              (000)           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATION 18.13%

Delaware Valley PA Regl Fin
Auth Loc Govt Rev Ser C(2)                                   7.75%       7/1/2027            AAA    $        1,000   $    1,417,520

Mifflin Cnty PA(10)                                         5.625%       9/1/2031            AAA             2,500        2,766,500

Montgomery Cnty PA                                           5.00%      9/15/2022            Aaa               625          655,850

Pennsbury PA Sch Dist(10)                                    5.50%      1/15/2020            Aaa             1,000        1,106,980

Philadelphia PA Sch Dist Ser A(11)                           5.50%       2/1/2031            AAA               500          541,190

Philadelphia PA Sch Dist Ser A(11)                           5.75%       2/1/2019            AAA               450          514,764

Philadelphia PA Sch Dist Ser A(11)                           5.75%       2/1/2020            AAA               250          285,490

Philadelphia PA Sch Dist Ser A(11)                           5.75%       2/1/2021            AAA               500          569,675

Philadelphia PA Sch Dist Ser A(11)                           5.75%       2/1/2030            AAA             1,250        1,405,587

Philadelphia PA Sch Dist Ser B(10)                          5.625%       8/1/2021            AAA             1,000        1,104,320

Philadelphia PA Sch Dist Ser B(10)                          5.625%       8/1/2022            AAA             1,000        1,099,150

Philadelphia PA Tax & Rev
Antic Nts                                                    2.00%      6/30/2004           MIG1             1,000        1,002,330

Plum Boro PA Sch Dist(10)                                    5.25%      9/15/2030            AAA             1,000        1,050,840

Puerto Rico Comwlth Pub Impt Ser A(10)                       5.00%       7/1/2032            AAA               500          523,680

Puerto Rico Comwlth Pub Impt Ser A                          5.375%       7/1/2028             A-             2,750        2,942,638

Tredyffrin-Easttown PA Sch Dist                              5.50%      2/15/2017            Aaa             1,000        1,129,540
                                                                                                                     --------------
TOTAL                                                                                                                    18,116,054
                                                                                                                     --------------

HEALTHCARE 7.29%

Allegheny Cnty PA Hosp Dev
Catholic Health East Issue                                   5.50%     11/15/2032              A             1,500        1,535,010

Chester Cnty PA Hlth & Ed Fac
Auth Hlth Sys Rev RIBs(2)                                   10.20%      5/15/2020            AAA             2,600        2,727,972

Delaware Cnty PA Auth Hosp
Rev Crozer Chester Med Ctr(1)(4)                            5.375%      12/1/2018              A             1,000        1,049,190

Puerto Rico Ind Tourist Ed
Med Mutuo Oblig Grp Ser A(15)                                6.25%       7/1/2024            AAA               850          896,801

York Cnty PA Hosp Auth Rev
York Hosp(2)                                                 5.25%       7/1/2017            AAA             1,000        1,079,280
                                                                                                                     --------------
TOTAL                                                                                                                     7,288,253
                                                                                                                     --------------

HOUSING 1.01%

Puerto Rico Hsg Fin Auth Cap
Fd Prog(20)                                                  4.50%      12/1/2023             AA             1,000        1,010,100
                                                                                                                     --------------
INDUSTRIAL 4.94%

Allegheny Cnty PA Ind Dev
Auth Rev Envr Impt USX Pj                                    6.10%      7/15/2020           BBB+             1,000        1,039,690

                       SEE NOTES TO FINANCIAL STATEMENTS.

PENNSYLVANIA TAX-FREE TRUST MARCH 31, 2004

                                                                                         RATING:         PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR            AMOUNT
INVESTMENTS                                                  RATE            DATE        MOODY'S              (000)           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Bradford Cnty PA Ind Dev Auth
Intl Paper Co Pj Ser A AMT                                   6.60%       3/1/2019            BBB    $        1,250   $    1,305,312

Philadelphia PA Auth For Ind
Dev Lease Rev Ser B(11)                                     5.125%      10/1/2026            AAA             1,000        1,047,280

York Cnty PA Ind Dev Auth
Poll Ctrl Rev Svc Elec & Gas Ser A(15)                       6.45%      10/1/2019            AAA             1,475        1,542,481
                                                                                                                     --------------
TOTAL                                                                                                                     4,934,763
                                                                                                                     --------------

LEASE 1.89%

West Middlesex Area Sch Dist
PA Cap Apprec Ser A(11)                               Zero Coupon       6/15/2032            AAA               935          224,793

York PA Gen Auth Gtd Rev York
City Recreation Corp(2)                                      5.50%       5/1/2018            AAA             1,475        1,665,260
                                                                                                                     --------------
TOTAL                                                                                                                     1,890,053
                                                                                                                     --------------

MISCELLANEOUS 5.34%

Allegheny Cnty PA Redev Auth
Tax Inc Rev Wtrfrt Pj Ser A                                  6.30%     12/15/2018             A-(b)          1,000        1,113,460

Montgomery Cnty PA Ind Dev
Auth Rev Hill Sch Pj(15)                                     5.35%      8/15/2027            Aaa             2,250        2,376,427

Washington Cnty PA Auth Rev
Cap Fdg Rev Pj & Equip Prog(2)                               6.15%      12/1/2029            AAA             1,525        1,844,732
                                                                                                                     --------------
TOTAL                                                                                                                     5,334,619
                                                                                                                     --------------

PRE-REFUNDED 22.57%

Allegheny Cnty PA Port Auth
Sp Rev Transn(15)                                            6.00%       3/1/2013            AAA             2,000        2,354,160

Allegheny Cnty PA Port Auth
Sp Rev Transn(15)                                           6.125%       3/1/2029            AAA               500          591,420

Bethlehem PA Area Sch Dist(15)                               6.00%       3/1/2016            AAA             1,000        1,086,180

Childrens TR FD PR TOB                                       6.00%       7/1/2026            AAA               750          892,620

PA Conv Ctr Auth
Rev Ser A ETM(10)                                            6.70%       9/1/2016            AAA               855        1,064,843

PA Intergovt Coop Auth
Spl Tax Rev Funding Prog(10)                                 6.75%      6/15/2021            AAA             2,000        2,135,660

Philadelphia PA Gas Wks Rev
Twelfth Ser B ETM(15)                                        7.00%      5/15/2020            AAA             2,220        2,849,481

Puerto Rico Comwlth                                          6.45%       7/1/2017            AAA             1,900        1,953,504

Puerto Rico Comwlth(15)(14)                                  6.45%       7/1/2017            AAA               700          719,712

Puerto Rico Comwlth Hwy
Transn Auth Hwy Rev Ser Y                                    5.50%       7/1/2026              A             1,000        1,104,580

Puerto Rico Elec Pwr Auth Rev Ser X                          6.00%       7/1/2015             A-             1,000        1,081,540

                       SEE NOTES TO FINANCIAL STATEMENTS.

PENNSYLVANIA TAX-FREE TRUST MARCH 31, 2004

                                                                                         RATING:         PRINCIPAL
                                                         INTEREST        MATURITY         S&P OR            AMOUNT
INVESTMENTS                                                  RATE            DATE        MOODY'S             (000)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Elec Pwr Auth Rev Ser X                         6.125%       7/1/2021             A-    $          500   $      541,535

Puerto Rico Elec Pwr Auth
Ser T RIBs(11)                                             11.472%       7/1/2018            AAA             1,500        1,597,710

Radnor Twp PA Sch Dist                                       5.75%      3/15/2026            Aa3             1,200        1,338,624

Riverside PA Sch Dist(10)                                    5.50%     10/15/2020            AAA             1,000        1,158,760

State Pub Sch Bldg Auth PA
Northhampton Area Cmnty Coll(2)                              5.75%       3/1/2020            AAA             1,775        2,089,157
                                                                                                                     --------------
TOTAL                                                                                                                    22,559,486
                                                                                                                     --------------

TRANSPORTATION 18.26%

Allegheny Cnty PA Arpt Rev(15)                               5.00%       1/1/2017            AAA             1,000        1,043,160

Delaware River Port Auth PA &
NJ Ref Port Dist Pj Ser A(11)                                5.20%       1/1/2027            AAA             1,000        1,054,610

Delaware River Port Auth PA &
NJ Rev(11)                                                   6.00%       1/1/2019            AAA             1,000        1,167,360

PA St Tpk Comm Oil
Franchise Tax Rev Sub-Ser B(15)                              5.00%      12/1/2031            AAA             1,000        1,038,750

PA St Tpk Commn(2)                                           5.50%      7/15/2033            AAA             3,000        3,332,100

Puerto Rico Comwlth Hwy & Ser G(10)                          5.25%       7/1/2020            AAA             1,000        1,101,380

Puerto Rico Comwlth Hwy &
Transn Auth Rev PMD Ser B                                    6.00%       7/1/2026              A               500          524,970

Puerto Rico Comwlth Hwy &
Transn Auth Rev Rites RIBs                                  9.675%       1/1/2010             NR             2,750        3,502,235

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser D                                        5.75%       7/1/2041              A             2,000        2,276,580

Puerto Rico Comwlth Hwy
Transn Auth Hwy Rev Ser Y                                    5.50%       7/1/2036              A             2,000        2,206,340

Puerto Rico Port Auth Rev Ser D AMT(10)                      7.00%       7/1/2014            AAA             1,000        1,006,400
                                                                                                                     --------------
TOTAL                                                                                                                    18,253,885
                                                                                                                     --------------

WATER/SEWER 4.54%

Allegheny Cnty PA San Auth Swr Rev(15)                      5.375%      12/1/2024            AAA             2,000        2,163,240

Bucks Cnty PA Wtr & Swr Auth
Neshaminy Interceptor Swr Sys(2)                             5.50%       6/1/2017            Aaa               465          519,893

Bucks Cnty PA Wtr & Swr Auth
Rev Ser A(2)                                                 5.00%       6/1/2024            AAA             1,000        1,040,690

North Huntingdon Township PA(2)                              5.25%       4/1/2019            AAA               760          815,503
                                                                                                                     --------------
TOTAL                                                                                                                     4,539,326
                                                                                                                     --------------
TOTAL MUNICIPAL BONDS (Cost $91,995,645)                                                                             $   99,621,571
                                                                                                                     ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
MARCH 31, 2004

(a) This investment has not been rated by an independent ratings service but is, in Lord, Abbett & Co. LLC's opinion, of comparable quality to the rating shown.
(b)  This investment has been rated by Fitch IBCA.
(c)  Security purchased on a when-issued basis.
 ** Deferred-interest municipals pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
  # Variable rate security. The interest rate shown is the rate in effect at March 31, 2004.
  + Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AMT-Income from this security may be subject to Alternative Minimum Tax. ETM-Escrow to Maturity.
GTD-Guaranteed.
Pre-refunded Bonds-A second bond has been issued in order to pay off the first bond issue. Proceeds from the sale of the second bond are held in an "escrow fund" consisting of U.S. Government debt until the first bond issue reaches maturity.
PSF-Permanent School Fund.
RIBs-Residual Interest Bond. The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at March 31, 2004.
NR-Not Rated.

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:
 (1) American Capital Asset
 (2) American Municipal Bond Assurance Corporation
 (3) Bond Investors Guaranty
 (4) Certificate Bond Insurance
 (5) College Construction Loan Insurance Association
 (6) Custodian Receipt
 (7) Federal Home Loan Mortgage Corporation
 (8) Federal Housing Administration
 (9) Federal National Mortgage Association
(10) Financial Guaranty Insurance Company
(11) Financial Security Assurance, Inc.
(12) Government National Mortgage Association
(13) Government National Mortgage Association/Federal National Mortgage Association
(14) Insurance Bond Certificate
(15) Municipal Bond Investors Assurance
(16) Radian Asset Assurance
(17) Temporary Custodian Receipts
(18) Department of Veterans Affairs
(19) XL Capital Assurance, Inc.
(20) Department of Housing and Urban Development

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
March 31, 2004

                                                                         NATIONAL          CALIFORNIA
ASSETS:
   Investment in securities, at cost                             $    567,285,835    $    178,700,350
-----------------------------------------------------------------------------------------------------
   Investment in securities, at value                            $    603,986,974    $    190,386,320
   Cash                                                                    60,397             123,899
   Receivables:
     Interest and dividends                                             8,806,191           2,452,593
     Investment securities sold                                        43,038,513             530,153
     Capital shares sold                                                  472,355             398,506
   Prepaid expenses and other assets                                       42,764              14,565
-----------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                       656,407,194         193,906,036
-----------------------------------------------------------------------------------------------------
LIABILITIES:
   Payables:
     Investment securities purchased                                   37,772,517                   -
     Capital shares reacquired                                            706,346             381,995
     Management fees                                                      261,823              81,222
     12b-1 distribution fees                                              291,383              93,253
     Fund administration                                                   22,242               6,963
     Directors' fees                                                      290,500             171,781
     To bank                                                                    -                   -
   Dividends payable                                                    1,652,034             525,588
   Accrued expenses and other liabilities                                 171,564             123,371
-----------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                   41,168,409           1,384,173
=====================================================================================================
NET ASSETS                                                       $    615,238,785    $    192,521,863
=====================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                  $    592,995,112    $    185,402,380
Distributions in excess of net investment income                       (2,062,861)           (403,712)
Accumulated net realized loss on investments                          (12,394,605)         (4,162,775)
Net unrealized appreciation on investments                             36,701,139          11,685,970
-----------------------------------------------------------------------------------------------------
NET ASSETS                                                       $    615,238,785    $    192,521,863
=====================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                   $    529,154,215    $    177,108,310
Class B Shares                                                   $     37,731,393                   -
Class C Shares                                                   $     48,353,177    $     15,413,553

OUTSTANDING SHARES BY CLASS:
Class A Shares                                                         45,414,929          16,136,941
Class B Shares                                                          3,231,207                   -
Class C Shares                                                          4,144,459           1,403,578

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                   $          11.65    $          10.98
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 3.25%)                  $          12.04    $          11.35
Class B Shares-Net asset value                                   $          11.68                   -
Class C Shares-Net asset value                                   $          11.67    $          10.98
=====================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                      CONNECTICUT              HAWAII           MINNESOTA
ASSETS:
   Investment in securities, at cost                             $     87,098,364    $     65,319,182    $     36,122,585
-------------------------------------------------------------------------------------------------------------------------
   Investment in securities, at value                            $     93,368,471    $     71,231,596    $     38,107,863
   Cash                                                                    96,037                   -           1,210,723
   Receivables:
     Interest and dividends                                             1,431,003           1,019,841             442,352
     Investment securities sold                                                 -              61,065             473,668
     Capital shares sold                                                  475,440              19,165             159,694
   Prepaid expenses and other assets                                        2,194                 249                  92
-------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                        95,373,145          72,331,916          40,394,392
-------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payables:
     Investment securities purchased                                            -                   -                   -
     Capital shares reacquired                                                  -              25,402               6,500
     Management fees                                                       39,997              24,857              16,738
     12b-1 distribution fees                                               42,050              39,708                   -
     Fund administration                                                    2,989               2,612               1,420
     Directors' fees                                                       25,128              18,332               1,191
     To bank                                                                    -             101,981                   -
   Dividends payable                                                      276,119             202,983             108,840
   Accrued expenses and other liabilities                                  33,577              23,429              17,660
-------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                      419,860             439,304             152,349
=========================================================================================================================
NET ASSETS                                                       $     94,953,285    $     71,892,612    $     40,242,043
=========================================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                  $     90,789,563    $     69,822,315    $     39,017,784
Distributions in excess of net investment income                         (223,941)           (233,193)           (114,713)
Accumulated net realized loss on investments                           (1,882,444)         (3,608,924)           (646,306)
Net unrealized appreciation on investments                              6,270,107           5,912,414           1,985,278
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                       $     94,953,285    $     71,892,612    $     40,242,043
=========================================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                   $     94,953,285    $     71,892,612    $     40,242,043
Class B Shares                                                                  -                   -                   -
Class C Shares                                                                  -                   -                   -

OUTSTANDING SHARES BY CLASS:
Class A Shares                                                          8,896,985          13,978,020           7,734,440
Class B Shares                                                                  -                   -                   -
Class C Shares                                                                  -                   -                   -

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                   $          10.67    $           5.14    $           5.20
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 3.25%)                  $          11.03    $           5.31    $           5.37
Class B Shares-Net asset value                                                  -                   -                   -
Class C Shares-Net asset value                                                  -                   -                   -
=========================================================================================================================

                                                                         MISSOURI          NEW JERSEY
ASSETS:
   Investment in securities, at cost                             $    141,783,865    $    136,068,324
-----------------------------------------------------------------------------------------------------
   Investment in securities, at value                            $    151,129,182    $    146,656,656
   Cash                                                                   858,161             114,893
   Receivables:
     Interest and dividends                                             2,138,270           2,127,619
     Investment securities sold                                         6,647,765           2,806,323
     Capital shares sold                                                   83,805             157,186
   Prepaid expenses and other assets                                       22,398              23,701
-----------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                       160,879,581         151,886,378
-----------------------------------------------------------------------------------------------------
LIABILITIES:
   Payables:
     Investment securities purchased                                    3,164,385           2,552,444
     Capital shares reacquired                                             68,690             116,611
     Management fees                                                       66,559              63,604
     12b-1 distribution fees                                               55,525              70,801
     Fund administration                                                    5,662               5,424
     Directors' fees                                                       28,074              42,472
     To bank                                                                    -                   -
   Dividends payable                                                      440,948             412,653
   Accrued expenses and other liabilities                                  43,633              56,917
-----------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                    3,873,476           3,320,926
=====================================================================================================
NET ASSETS                                                       $    157,006,105    $    148,565,452
=====================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                  $    148,593,816    $    143,991,965
Distributions in excess of net investment income                         (202,126)           (503,611)
Accumulated net realized loss on investments                             (730,902)         (5,511,234)
Net unrealized appreciation on investments                              9,345,317          10,588,332
-----------------------------------------------------------------------------------------------------
NET ASSETS                                                       $    157,006,105    $    148,565,452
=====================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                   $    157,006,105    $    148,565,452
Class B Shares                                                                  -                   -
Class C Shares                                                                  -                   -

OUTSTANDING SHARES BY CLASS:
Class A Shares                                                         29,009,205          28,294,031
Class B Shares                                                                  -                   -
Class C Shares                                                                  -                   -

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                   $           5.41    $           5.25
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 3.25%)                  $           5.59    $           5.43
Class B Shares-Net asset value                                                  -                   -
Class C Shares-Net asset value                                                  -                   -
=====================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

March 31, 2004

                                                                        NEW YORK              TEXAS
ASSETS:
   Investment in securities, at cost                             $   241,442,056    $    71,053,250
---------------------------------------------------------------------------------------------------
   Investment in securities, at value                            $   261,275,551    $    79,788,402
   Cash                                                                   70,936             82,882
   Receivables:
     Interest and dividends                                            3,639,154          1,285,153
     Investment securities sold                                                -                  -
     Capital shares sold                                                  30,942              1,860
     From Lord, Abbett & Co. LLC                                               -                  -
   Prepaid expenses and other assets                                         847             16,208
---------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                      265,017,430         81,174,505
---------------------------------------------------------------------------------------------------
LIABILITIES:
   Payables:
     Investment securities purchased                                   4,229,200                  -
     Capital shares reacquired                                           288,296             71,564
     Management fees                                                     109,875             34,273
     12b-1 distribution fees                                             128,726             68,070
     Fund administration                                                   9,358              3,010
     Directors'/Trustees' fees                                           143,119             31,171
   Dividends payable                                                     761,651            244,492
   Accrued expenses and other liabilities                                 78,714             30,294
---------------------------------------------------------------------------------------------------
   Total liabilities                                                   5,748,939            482,874
===================================================================================================
NET ASSETS                                                       $   259,268,491    $    80,691,631
===================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                  $   244,094,220    $    75,924,882
Undistributed (distributions in excess of) net
   investment income                                                  (1,002,118)          (175,462)
Accumulated net realized loss on investments                          (3,657,106)        (3,792,941)
Net unrealized appreciation on investments                            19,833,495          8,735,152
---------------------------------------------------------------------------------------------------
NET ASSETS                                                       $   259,268,491    $    80,691,631
===================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                   $   245,214,873    $    80,691,631
Class B Shares                                                                 -                  -
Class C Shares                                                   $    14,053,618                  -
Class P Shares                                                                 -                  -
OUTSTANDING SHARES BY CLASS:
Class A Shares                                                        21,280,501          7,697,260
Class B Shares                                                                 -                  -
Class C Shares                                                         1,219,781                  -
Class P Shares                                                                 -                  -

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                   $         11.52    $         10.48
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 3.25%)                  $         11.91    $         10.83
Class B Shares-Net asset value                                                 -                  -
Class C Shares-Net asset value                                   $         11.52                  -
Class P Shares-Net asset value                                                 -                  -
===================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                            INSURED
                                                                      WASHINGTON       INTERMEDIATE            FLORIDA
ASSETS:
   Investment in securities, at cost                             $    47,046,233    $     7,243,582    $    80,633,033
----------------------------------------------------------------------------------------------------------------------
   Investment in securities, at value                            $    50,853,713    $     7,360,297    $    87,802,950
   Cash                                                                   31,490             77,844             93,001
   Receivables:
     Interest and dividends                                              751,975             77,339          1,474,235
     Investment securities sold                                        1,129,621                  -          2,427,483
     Capital shares sold                                                 110,805             10,060             45,281
     From Lord, Abbett & Co. LLC                                               -             53,770                  -
   Prepaid expenses and other assets                                         159             14,670             53,390
----------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                       52,877,763          7,593,980         91,896,340
----------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payables:
     Investment securities purchased                                     736,253            108,212          3,041,640
     Capital shares reacquired                                           103,744                  -            376,044
     Management fees                                                      22,656              2,688             37,351
     12b-1 distribution fees                                                   -              4,207             45,571
     Fund administration                                                   1,837                239              3,145
     Directors'/Trustees' fees                                            15,774              1,820             38,368
   Dividends payable                                                     165,514             11,523            261,494
   Accrued expenses and other liabilities                                 22,934             30,539             37,762
----------------------------------------------------------------------------------------------------------------------
   Total liabilities                                                   1,068,712            159,228          3,841,375
======================================================================================================================
NET ASSETS                                                       $    51,809,051    $     7,434,752    $    88,054,965
======================================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                  $    50,096,079    $     7,368,571    $    87,869,931
Undistributed (distributions in excess of) net
   investment income                                                     355,557              1,756           (149,622)
Accumulated net realized loss on investments                          (2,450,065)           (52,290)        (6,835,261)
Net unrealized appreciation on investments                             3,807,480            116,715          7,169,917
----------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                       $    51,809,051    $     7,434,752    $    88,054,965
======================================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                   $    51,809,051    $     4,563,741    $    81,709,576
Class B Shares                                                                 -    $       415,580                  -
Class C Shares                                                                 -    $     2,445,242    $     6,345,389
Class P Shares                                                                 -    $        10,189                  -
OUTSTANDING SHARES BY CLASS:
Class A Shares                                                         9,882,403            455,468         16,634,594
Class B Shares                                                                 -             41,509                  -
Class C Shares                                                                 -            244,320          1,289,902
Class P Shares                                                                 -              1,017                  -

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                   $          5.24    $         10.02    $          4.91
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 3.25%)                  $          5.42    $         10.36    $          5.07
Class B Shares-Net asset value                                                 -    $         10.01                  -
Class C Shares-Net asset value                                                 -    $         10.01    $          4.92
Class P Shares-Net asset value                                                 -    $         10.02                  -
======================================================================================================================

                                                                         GEORGIA           MICHIGAN       PENNSYLVANIA
ASSETS:
   Investment in securities, at cost                             $    85,968,763    $    64,720,606    $    91,995,645
----------------------------------------------------------------------------------------------------------------------
   Investment in securities, at value                            $    91,078,042    $    70,304,372    $    99,621,571
   Cash                                                                  711,824          1,172,004            258,993
   Receivables:
     Interest and dividends                                            1,403,576          1,224,770          1,398,808
     Investment securities sold                                          105,834          1,454,888            987,775
     Capital shares sold                                                 499,588            283,798            280,570
     From Lord, Abbett & Co. LLC                                               -                  -                  -
   Prepaid expenses and other assets                                         236                197              2,605
----------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                       93,799,100         74,440,029        102,550,322
----------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payables:
     Investment securities purchased                                           -            989,200          2,048,254
     Capital shares reacquired                                            18,530             20,507            119,397
     Management fees                                                      39,107             30,843             42,249
     12b-1 distribution fees                                                   -                  -             46,999
     Fund administration                                                   3,329              2,612              3,594
     Directors'/Trustees' fees                                               825              8,853             19,641
   Dividends payable                                                     260,685            208,817            288,209
   Accrued expenses and other liabilities                                 35,529             35,291             42,283
----------------------------------------------------------------------------------------------------------------------
   Total liabilities                                                     358,005          1,296,123          2,610,626
======================================================================================================================
NET ASSETS                                                       $    93,441,095    $    73,143,906    $    99,939,696
======================================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                  $    88,382,123    $    69,583,533    $    93,628,509
Undistributed (distributions in excess of) net
   investment income                                                      87,476           (183,540)          (289,172)
Accumulated net realized loss on investments                            (137,783)        (1,839,853)        (1,025,567)
Net unrealized appreciation on investments                             5,109,279          5,583,766          7,625,926
----------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                       $    93,441,095    $    73,143,906    $    99,939,696
======================================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                   $    93,441,095    $    73,143,906    $    99,939,696
Class B Shares                                                                 -                  -                  -
Class C Shares                                                                 -                  -                  -
Class P Shares                                                                 -                  -                  -
OUTSTANDING SHARES BY CLASS:
Class A Shares                                                        16,366,706         13,534,483         18,668,598
Class B Shares                                                                 -                  -                  -
Class C Shares                                                                 -                  -                  -
Class P Shares                                                                 -                  -                  -

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                   $          5.71    $          5.40    $          5.35
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 3.25%)                  $          5.90    $          5.58    $          5.53
Class B Shares-Net asset value                                                 -                  -                  -
Class C Shares-Net asset value                                                 -                  -                  -
Class P Shares-Net asset value                                                 -                  -                  -
======================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (UNAUDITED)
For the Six Months Ended March 31, 2004

                                                                         NATIONAL          CALIFORNIA
INVESTMENT INCOME:
Interest                                                         $     15,321,183    $      4,608,260
Dividends                                                                  56,360               5,023
-----------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                15,377,543           4,613,283
-----------------------------------------------------------------------------------------------------
EXPENSES:
Management fees                                                         1,529,586             480,799
12b-1 distribution plan-Class A                                           920,578             317,203
12b-1 distribution plan-Class B                                           192,179                   -
12b-1 distribution plan-Class C                                           244,257              77,597
Shareholder servicing                                                     166,609              46,634
Professional                                                               47,972              17,749
Reports to shareholders                                                    29,330               9,194
Fund administration                                                       122,367              38,464
Custody                                                                    17,552               6,420
Directors' fees                                                             6,891               2,253
Registration                                                               26,075               3,084
Other                                                                      71,478              10,947
-----------------------------------------------------------------------------------------------------
Gross expenses                                                          3,374,874           1,010,344
   Expense reductions                                                      (2,795)             (1,077)
-----------------------------------------------------------------------------------------------------
NET EXPENSES                                                            3,372,079           1,009,267
-----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                  12,005,464           3,604,016
-----------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN:
Net realized gain on investments                                        3,421,622             306,263
Net change in unrealized appreciation/depreciation
   on investments                                                       4,753,831           3,107,869
=====================================================================================================
NET REALIZED AND UNREALIZED GAIN                                        8,175,453           3,414,132
=====================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $     20,180,917    $      7,018,148
=====================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                      CONNECTICUT              HAWAII           MINNESOTA
INVESTMENT INCOME:
Interest                                                         $      2,374,839    $      1,849,314    $        879,333
Dividends                                                                   1,759                   -                   -
-------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                 2,376,598           1,849,314             879,333
-------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Management fees                                                           237,196             183,132              96,436
12b-1 distribution plan-Class A                                           168,732             139,456                   -
12b-1 distribution plan-Class B                                                 -                   -                   -
12b-1 distribution plan-Class C                                                 -                   -                   -
Shareholder servicing                                                      22,683              17,518              11,996
Professional                                                                9,983               8,453               6,194
Reports to shareholders                                                     4,498               3,444               1,846
Fund administration                                                        18,976              14,651               7,715
Custody                                                                     2,946               2,623                 751
Directors' fees                                                             1,047                 736                 234
Registration                                                                3,489               1,450               1,500
Other                                                                       6,961               5,347               4,814
-------------------------------------------------------------------------------------------------------------------------
Gross expenses                                                            476,511             376,810             131,486
   Expense reductions                                                        (494)             (1,735)               (914)
-------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                              476,017             375,075             130,572
-------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   1,900,581           1,474,239             748,761
-------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN:
Net realized gain on investments                                          166,531              57,445              56,698
Net change in unrealized appreciation/depreciation
   on investments                                                         987,609             760,803             398,047
=========================================================================================================================
NET REALIZED AND UNREALIZED GAIN                                        1,154,140             818,248             454,745
=========================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $      3,054,721    $      2,292,487    $      1,203,506
=========================================================================================================================

                                                                         MISSOURI          NEW JERSEY
INVESTMENT INCOME:
Interest                                                         $      3,816,003    $      3,942,733
Dividends                                                                       -               4,125
-----------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                 3,816,003           3,946,858
-----------------------------------------------------------------------------------------------------
EXPENSES:
Management fees                                                           387,615             381,232
12b-1 distribution plan-Class A                                           283,208             278,297
12b-1 distribution plan-Class B                                                 -                   -
12b-1 distribution plan-Class C                                                 -                   -
Shareholder servicing                                                      46,571              43,754
Professional                                                               14,806              14,792
Reports to shareholders                                                     7,401               7,332
Fund administration                                                        31,009              30,499
Custody                                                                     4,336               4,945
Directors' fees                                                             1,287               1,722
Registration                                                                4,119               3,000
Other                                                                       6,760              11,780
-----------------------------------------------------------------------------------------------------
Gross expenses                                                            787,112             777,353
   Expense reductions                                                      (4,991)               (784)
-----------------------------------------------------------------------------------------------------
NET EXPENSES                                                              782,121             776,569
-----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   3,033,882           3,170,289
-----------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN:
Net realized gain on investments                                          193,795             219,968
Net change in unrealized appreciation/depreciation
   on investments                                                       1,452,680           1,251,788
=====================================================================================================
NET REALIZED AND UNREALIZED GAIN                                        1,646,475           1,471,756
=====================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $      4,680,357    $      4,642,045
=====================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

For the Six Months Ended March 31, 2004

                                                                        NEW YORK              TEXAS
INVESTMENT INCOME:
Interest                                                         $     6,767,957    $     2,103,400
Dividends                                                                 13,816              5,480
---------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                6,781,773          2,108,880
---------------------------------------------------------------------------------------------------
EXPENSES:
Management fees                                                          649,135            200,077
12b-1 distribution plan-Class A                                          434,762            146,050
12b-1 distribution plan-Class B                                                -                  -
12b-1 distribution plan-Class C                                           66,238                  -
12b-1 distribution plan-Class P                                                -                  -
Shareholder servicing                                                     69,564             20,493
Professional                                                              22,516              9,332
Reports to shareholders                                                   12,400              3,834
Fund administration                                                       51,931             16,006
Custody                                                                    7,189              3,038
Directors'/Trustees' fees                                                  2,642                835
Registration                                                               3,549              2,750
Offering                                                                       -                  -
Other                                                                     21,265              8,739
---------------------------------------------------------------------------------------------------
Gross expenses                                                         1,341,191            411,154
   Expense reductions                                                     (1,512)              (453)
   12b-1 distribution plan-Class A reimbursement                               -                  -
   Expenses assumed by Lord, Abbett & Co. LLC                                  -                  -
   Management fee waived                                                       -                  -
---------------------------------------------------------------------------------------------------
NET EXPENSES                                                           1,339,679            410,701
---------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                  5,442,094          1,698,179
---------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments                                         292,479             94,771
Net change in unrealized appreciation/depreciation
   on investments                                                      2,161,150            872,461
===================================================================================================
NET REALIZED AND UNREALIZED GAIN                                       2,453,629            967,232
===================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $     7,895,723    $     2,665,411
===================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                            INSURED
                                                                      WASHINGTON       INTERMEDIATE            FLORIDA
INVESTMENT INCOME:
Interest                                                         $     1,294,686    $        85,561    $     2,199,581
Dividends                                                                  4,277                451              4,686
----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                1,298,963             86,012          2,204,267
----------------------------------------------------------------------------------------------------------------------
EXPENSES:
Management fees                                                          127,519             13,498            210,424
12b-1 distribution plan-Class A                                                -              7,655            131,617
12b-1 distribution plan-Class B                                                -              1,850                  -
12b-1 distribution plan-Class C                                                -              6,474             32,647
12b-1 distribution plan-Class P                                                -                 23                  -
Shareholder servicing                                                     16,805                383             23,781
Professional                                                               7,168             21,012             16,021
Reports to shareholders                                                    2,436                320              3,972
Fund administration                                                       10,201              1,200             16,834
Custody                                                                    2,393              1,022              4,056
Directors'/Trustees' fees                                                    471              1,219                984
Registration                                                               3,492             14,757              1,071
Offering                                                                       -             32,443                  -
Other                                                                      8,942              5,296              3,781
----------------------------------------------------------------------------------------------------------------------
Gross expenses                                                           179,427            107,152            445,188
   Expense reductions                                                       (376)              (159)              (469)
   12b-1 distribution plan-Class A reimbursement                               -             (2,172)                 -
   Expenses assumed by Lord, Abbett & Co. LLC                                  -            (77,493)                 -
   Management fee waived                                                       -            (13,498)                 -
----------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                             179,051             13,830            444,719
----------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                  1,119,912             72,182          1,759,548
----------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments                                          40,031             22,378            740,507
Net change in unrealized appreciation/depreciation
   on investments                                                        342,808             30,756           (260,740)
======================================================================================================================
NET REALIZED AND UNREALIZED GAIN                                         382,839             53,134            479,767
======================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $     1,502,751    $       125,316    $     2,239,315
======================================================================================================================

                                                                         GEORGIA           MICHIGAN       PENNSYLVANIA

INVESTMENT INCOME:
Interest                                                         $     2,101,760    $     1,731,333    $     2,575,570
Dividends                                                                      -                  -                  -
----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                2,101,760          1,731,333          2,575,570
----------------------------------------------------------------------------------------------------------------------
EXPENSES:
Management fees                                                          221,132            178,743            249,964
12b-1 distribution plan-Class A                                                -                  -            152,657
12b-1 distribution plan-Class B                                                -                  -                  -
12b-1 distribution plan-Class C                                                -                  -                  -
12b-1 distribution plan-Class P                                                -                  -                  -
Shareholder servicing                                                     25,212             25,651             30,925
Professional                                                              16,592             14,133             18,766
Reports to shareholders                                                    4,250              3,472              4,776
Fund administration                                                       17,690             14,299             19,997
Custody                                                                    1,783              1,366              1,806
Directors'/Trustees' fees                                                    499                444                980
Registration                                                               1,250              2,084              2,127
Offering                                                                       -                  -                  -
Other                                                                      7,628                403              2,287
----------------------------------------------------------------------------------------------------------------------
Gross expenses                                                           296,036            240,595            484,285
   Expense reductions                                                     (2,153)            (1,669)            (2,232)
   12b-1 distribution plan-Class A reimbursement                               -                  -                  -
   Expenses assumed by Lord, Abbett & Co. LLC                                  -                  -                  -
   Management fee waived                                                       -                  -                  -
----------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                             293,883            238,926            482,053
----------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                  1,807,877          1,492,407          2,093,517
----------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments                                          13,846             66,915             37,723
Net change in unrealized appreciation/depreciation
   on investments                                                      1,225,523            550,696          1,491,201
======================================================================================================================
NET REALIZED AND UNREALIZED GAIN                                       1,239,369            617,611          1,528,924
======================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $     3,047,246    $     2,110,018    $     3,622,441
======================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
For the Six Months Ended March 31, 2004

INCREASE (DECREASE) IN NET ASSETS                                        NATIONAL          CALIFORNIA
OPERATIONS:
Net investment income                                            $     12,005,464    $      3,604,016
Net realized gain on investments                                        3,421,622             306,263
Net change in unrealized appreciation/depreciation on
  investments                                                           4,753,831           3,107,869
-----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   20,180,917           7,018,148
=====================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A                                                             (10,727,892)         (3,601,377)
  Class B                                                                (660,344)                  -
  Class C                                                                (844,729)           (266,802)
-----------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                   (12,232,965)         (3,868,179)
=====================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                      35,360,163          10,727,943
Reinvestment of distributions                                           8,167,721           2,207,674
Cost of shares reacquired                                             (40,526,712)        (17,902,790)
-----------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS                             3,001,172          (4,967,173)
=====================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                  10,949,124          (1,817,204)
=====================================================================================================
NET ASSETS:
Beginning of period                                                   604,289,661         194,339,067
-----------------------------------------------------------------------------------------------------
END OF PERIOD                                                    $    615,238,785    $    192,521,863
=====================================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                 $     (2,062,861)   $       (403,712)
=====================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

INCREASE (DECREASE) IN NET ASSETS                                     CONNECTICUT              HAWAII           MINNESOTA
OPERATIONS:
Net investment income                                            $      1,900,581    $      1,474,239    $        748,761
Net realized gain on investments                                          166,531              57,445              56,698
Net change in unrealized appreciation/depreciation on
  investments                                                             987,609             760,803             398,047
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    3,054,721           2,292,487           1,203,506
=========================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A                                                              (1,959,623)         (1,454,946)           (748,564)
  Class B                                                                       -                   -                   -
  Class C                                                                       -                   -                   -
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                    (1,959,623)         (1,454,946)           (748,564)
=========================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                       2,893,784             882,624           4,621,755
Reinvestment of distributions                                           1,008,173             827,353             631,021
Cost of shares reacquired                                              (6,513,090)         (5,771,839)         (2,481,424)
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS                            (2,611,133)         (4,061,862)          2,771,352
=========================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                  (1,516,035)         (3,224,321)          3,226,294
=========================================================================================================================
NET ASSETS:
Beginning of period                                                    96,469,320          75,116,933          37,015,749
-------------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                    $     94,953,285    $     71,892,612    $     40,242,043
=========================================================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                 $       (223,941)   $       (233,193)   $       (114,713)
=========================================================================================================================

INCREASE (DECREASE) IN NET ASSETS                                        MISSOURI          NEW JERSEY
OPERATIONS:
Net investment income                                            $      3,033,882    $      3,170,289
Net realized gain on investments                                          193,795             219,968
Net change in unrealized appreciation/depreciation on
  investments                                                           1,452,680           1,251,788
-----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    4,680,357           4,642,045
=====================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A                                                              (3,064,665)         (3,233,947)
  Class B                                                                       -                   -
  Class C                                                                       -                   -
-----------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                    (3,064,665)         (3,233,947)
=====================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                      11,064,429           6,099,562
Reinvestment of distributions                                           2,525,585           1,914,142
Cost of shares reacquired                                             (11,687,679)        (14,653,372)
-----------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS                             1,902,335          (6,639,668)
=====================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                   3,518,027          (5,231,570)
=====================================================================================================
NET ASSETS:
Beginning of period                                                   153,488,078         153,797,022
-----------------------------------------------------------------------------------------------------
END OF PERIOD                                                    $    157,006,105    $    148,565,452
=====================================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                 $       (202,126)   $       (503,611)
=====================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

For the Six Months Ended March 31, 2004

INCREASE (DECREASE) IN NET ASSETS                                       NEW YORK              TEXAS
OPERATIONS:
Net investment income                                            $     5,442,094    $     1,698,179
Net realized gain on investments                                         292,479             94,771
Net change in unrealized appreciation/depreciation
   on investments                                                      2,161,150            872,461
---------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   7,895,723          2,665,411
===================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                            (5,282,687)        (1,684,463)
   Class B                                                                     -                  -
   Class C                                                              (241,287)                 -
   Class P                                                                     -                  -
---------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                   (5,523,974)        (1,684,463)
===================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                      9,196,960          3,082,820
Reinvestment of distributions                                          3,332,333          1,229,365
Cost of shares reacquired                                            (15,164,648)        (3,786,986)
---------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS                          (2,635,355)           525,199
===================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                   (263,606)         1,506,147
===================================================================================================
NET ASSETS:
Beginning of period                                                  259,532,097         79,185,484
---------------------------------------------------------------------------------------------------
END OF PERIOD                                                    $   259,268,491    $    80,691,631
===================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
   NET INVESTMENT INCOME                                         $    (1,002,118)   $      (175,462)
===================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                            INSURED
INCREASE (DECREASE) IN NET ASSETS                                     WASHINGTON       INTERMEDIATE            FLORIDA
OPERATIONS:
Net investment income                                            $     1,119,912    $        72,182    $     1,759,548
Net realized gain on investments                                          40,031             22,378            740,507
Net change in unrealized appreciation/depreciation
   on investments                                                        342,808             30,756           (260,740)
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   1,502,751            125,316          2,239,315
======================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                            (1,150,811)           (56,932)        (1,625,239)
   Class B                                                                     -             (3,502)                 -
   Class C                                                                     -            (11,527)          (116,193)
   Class P                                                                     -               (123)                 -
----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                   (1,150,811)           (72,084)        (1,741,432)
======================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                      3,147,295          4,119,281          9,072,513
Reinvestment of distributions                                            841,840             55,523            783,990
Cost of shares reacquired                                             (3,028,589)        (1,101,049)        (7,091,312)
----------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS                             960,546          3,073,755          2,765,191
======================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                  1,312,486          3,126,987          3,263,074
======================================================================================================================
NET ASSETS:
Beginning of period                                                   50,496,565          4,307,765         84,791,891
----------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                    $    51,809,051    $     7,434,752    $    88,054,965
======================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
   NET INVESTMENT INCOME                                         $       355,557    $         1,756    $      (149,622)
======================================================================================================================

INCREASE (DECREASE) IN NET ASSETS                                        GEORGIA           MICHIGAN       PENNSYLVANIA
OPERATIONS:
Net investment income                                            $     1,807,877    $     1,492,407    $     2,093,517
Net realized gain on investments                                          13,846             66,915             37,723
Net change in unrealized appreciation/depreciation
   on investments                                                      1,225,523            550,696          1,491,201
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   3,047,246          2,110,018          3,622,441
======================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                            (1,761,642)        (1,447,917)        (2,038,747)
   Class B                                                                     -                  -                  -
   Class C                                                                     -                  -                  -
   Class P                                                                     -                  -                  -
----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                   (1,761,642)        (1,447,917)        (2,038,747)
======================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                     13,762,536          8,719,140          3,979,142
Reinvestment of distributions                                          1,469,953          1,001,627          1,075,789
Cost of shares reacquired                                             (8,517,645)        (5,528,535)        (5,978,551)
----------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS                           6,714,844          4,192,232           (923,620)
======================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                  8,000,448          4,854,333            660,074
======================================================================================================================
NET ASSETS:
Beginning of period                                                   85,440,647         68,289,573         99,279,622
----------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                    $    93,441,095    $    73,143,906    $    99,939,696
======================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
   NET INVESTMENT INCOME                                         $        87,476    $      (183,540)   $      (289,172)
======================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended September 30, 2003

INCREASE (DECREASE) IN NET ASSETS                                        NATIONAL          CALIFORNIA
OPERATIONS:
Net investment income                                            $     25,745,981    $      8,446,940
Net realized loss on investments                                       (3,633,689)         (1,186,273)
Net change in unrealized appreciation/depreciation
   on investments                                                      (7,999,689)         (5,697,202)
-----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   14,112,603           1,563,465
=====================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                            (23,106,774)         (8,268,393)
   Class B                                                             (1,475,958)                  -
   Class C                                                             (1,798,412)           (602,949)
-----------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                   (26,381,144)         (8,871,342)
=====================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                      87,871,238          21,862,214
Reinvestment of distributions                                          17,228,752           4,746,343
Cost of shares reacquired                                            (100,082,141)        (31,432,216)
-----------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS                            5,017,849          (4,823,659)
=====================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                  (7,250,692)        (12,131,536)
=====================================================================================================
NET ASSETS:
Beginning of year                                                     611,540,353         206,470,603
-----------------------------------------------------------------------------------------------------
END OF YEAR                                                      $    604,289,661    $    194,339,067
=====================================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                 $     (1,835,360)   $       (139,549)
=====================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

INCREASE (DECREASE) IN NET ASSETS                                     CONNECTICUT              HAWAII           MINNESOTA
OPERATIONS:
Net investment income                                            $      4,287,858    $      3,198,874    $      1,260,262
Net realized loss on investments                                         (337,794)         (1,515,044)           (135,034)
Net change in unrealized appreciation/depreciation
   on investments                                                      (1,137,773)           (307,015)            (12,332)
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    2,812,291           1,376,815           1,112,896
=========================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                             (4,356,708)         (3,177,488)         (1,329,120)
   Class B                                                                      -                   -                   -
   Class C                                                                      -                   -                   -
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                    (4,356,708)         (3,177,488)         (1,329,120)
=========================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                       8,277,443           5,689,315          13,529,899
Reinvestment of distributions                                           2,133,051           1,718,249           1,074,347
Cost of shares reacquired                                             (12,755,193)        (10,478,031)         (4,940,488)
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS                           (2,344,699)         (3,070,467)          9,663,758
=========================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                  (3,889,116)         (4,871,140)          9,447,534
=========================================================================================================================
NET ASSETS:
Beginning of year                                                     100,358,436          79,988,073          27,568,215
-------------------------------------------------------------------------------------------------------------------------
END OF YEAR                                                      $     96,469,320    $     75,116,933    $     37,015,749
=========================================================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                 $       (164,899)   $       (252,486)   $       (114,910)
=========================================================================================================================

INCREASE (DECREASE) IN NET ASSETS                                        MISSOURI          NEW JERSEY
OPERATIONS:
Net investment income                                            $      6,226,404    $      7,161,752
Net realized loss on investments                                          (64,372)         (2,262,823)
Net change in unrealized appreciation/depreciation
   on investments                                                      (1,636,391)         (2,907,312)
-----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    4,525,641           1,991,617
=====================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                             (6,009,033)         (7,202,044)
   Class B                                                                      -                   -
   Class C                                                                      -                   -
-----------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                    (6,009,033)         (7,202,044)
=====================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                      21,797,533          12,943,621
Reinvestment of distributions                                           4,742,370           4,120,036
Cost of shares reacquired                                             (16,574,053)        (22,789,599)
-----------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS                            9,965,850          (5,725,942)
=====================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                   8,482,458         (10,936,369)
=====================================================================================================
NET ASSETS:
Beginning of year                                                     145,005,620         164,733,391
-----------------------------------------------------------------------------------------------------
END OF YEAR                                                      $    153,488,078    $    153,797,022
=====================================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                 $       (171,343)   $       (439,953)
=====================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

For the Year Ended September 30, 2003

INCREASE (DECREASE) IN NET ASSETS                                       NEW YORK             TEXAS
OPERATIONS:
Net investment income                                            $    11,559,707   $     3,547,636
Net realized loss on investments                                        (106,572)         (545,423)
Net change in unrealized appreciation/depreciation
   on investments                                                     (4,912,170)         (462,922)
--------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   6,540,965         2,539,291
==================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                           (11,283,897)       (3,451,579)
   Class B                                                                     -                 -
   Class C                                                              (421,949)                -
   Class P                                                                     -                 -
Net realized gain
   Class A                                                                     -                 -
--------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                  (11,705,846)       (3,451,579)
==================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                     39,026,822         5,794,790
Reinvestment of distributions                                          6,958,868         2,443,223
Cost of shares reacquired                                            (42,918,061)       (9,508,780)
--------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS                           3,067,629        (1,270,767)
==================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                 (2,097,252)       (2,183,055)
==================================================================================================
NET ASSETS:
Beginning of period                                                  261,629,349        81,368,539
--------------------------------------------------------------------------------------------------
END OF PERIOD                                                    $   259,532,097   $    79,185,484
==================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
   NET INVESTMENT INCOME                                         $      (920,238)  $      (189,178)
==================================================================================================

* For the period June 23, 2003 (commencement of investment operations) to September 30, 2003.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                           INSURED
INCREASE (DECREASE) IN NET ASSETS                                     WASHINGTON     INTERMEDIATE*           FLORIDA
OPERATIONS:
Net investment income                                            $     2,326,760   $        18,565   $     3,745,773
Net realized loss on investments                                        (536,677)          (74,668)       (1,142,594)
Net change in unrealized appreciation/depreciation
   on investments                                                       (528,302)           85,959          (558,447)
--------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   1,261,781            29,856         2,044,732
====================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                            (2,382,580)          (17,525)       (3,594,847)
   Class B                                                                     -              (538)                -
   Class C                                                                     -            (1,178)         (226,244)
   Class P                                                                     -               (60)                -
Net realized gain
   Class A                                                                     -                 -                 -
--------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                   (2,382,580)          (19,301)       (3,821,091)
====================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                      7,523,395         4,290,634         8,839,350
Reinvestment of distributions                                          1,662,262            11,784         1,593,473
Cost of shares reacquired                                             (6,616,919)           (5,208)      (14,116,455)
--------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS                           2,568,738         4,297,210        (3,683,632)
====================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                  1,447,939         4,307,765        (5,459,991)
====================================================================================================================
NET ASSETS:
Beginning of period                                                   49,048,626                 -        90,251,882
--------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                    $    50,496,565   $     4,307,765   $    84,791,891
====================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
   NET INVESTMENT INCOME                                         $       386,456   $         1,658   $      (167,738)
====================================================================================================================

INCREASE (DECREASE) IN NET ASSETS                                        GEORGIA          MICHIGAN      PENNSYLVANIA
OPERATIONS:
Net investment income                                            $     3,339,308   $     2,786,104   $     4,365,250
Net realized loss on investments                                        (151,629)         (128,687)         (299,948)
Net change in unrealized appreciation/depreciation
   on investments                                                       (636,285)         (587,723)       (1,645,092)
--------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   2,551,394         2,069,694         2,420,210
====================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                            (3,203,266)       (2,853,218)       (4,360,779)
   Class B                                                                     -                 -                 -
   Class C                                                                     -                 -                 -
   Class P                                                                     -                 -                 -
Net realized gain
   Class A                                                              (214,585)                -                 -
--------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                   (3,417,851)       (2,853,218)       (4,360,779)
====================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                     29,415,648        19,167,974         9,858,382
Reinvestment of distributions                                          2,740,742         1,886,197         2,139,148
Cost of shares reacquired                                            (15,685,717)      (10,612,775)      (12,279,254)
--------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS                          16,470,673        10,441,396          (281,724)
====================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                 15,604,216         9,657,872        (2,222,293)
====================================================================================================================
NET ASSETS:
Beginning of period                                                   69,836,431        58,631,701       101,501,915
--------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                    $    85,440,647   $    68,289,573   $    99,279,622
====================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
   NET INVESTMENT INCOME                                         $        41,241   $      (228,030)  $      (343,942)
====================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
NATIONAL TAX-FREE FUND

                                   SIX MONTHS
                                      ENDED                                      YEAR ENDED 9/30
                                    3/31/2004      ---------------------------------------------------------------------------
                                   (UNAUDITED)        2003            2002            2001            2000            1999
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD              $     11.50     $     11.73     $     11.33     $     10.76     $     10.79     $     11.98
                                   ===========     ===========     ===========     ===========     ===========     ===========
Investment operations
  Net investment income                    .23(a)          .50(a)          .54(a)          .53(a)          .51(a)          .59
  Net realized and
    unrealized gain (loss)                 .16            (.22)            .40             .59             .01           (1.03)
                                   -----------     -----------     -----------     -----------     -----------     -----------
    Total from investment
      operations                           .39             .28             .94            1.12             .52            (.44)
                                   -----------     -----------     -----------     -----------     -----------     -----------
Distributions to
  shareholders from:
  Net investment income                   (.24)           (.51)           (.54)           (.55)           (.55)           (.56)
  Net realized gain                          -               -               -               -               -            (.19)
                                   -----------     -----------     -----------     -----------     -----------     -----------
    Total distributions                   (.24)           (.51)           (.54)           (.55)           (.55)           (.75)
                                   -----------     -----------     -----------     -----------     -----------     -----------
NET ASSET VALUE, END OF PERIOD     $     11.65     $     11.50     $     11.73     $     11.33     $     10.76     $     10.79
                                   ===========     ===========     ===========     ===========     ===========     ===========

Total Return(b)                           3.40%(c)        2.48%           8.57%          10.64%           5.02%          (3.85)%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                             .51%(c)         .98%           1.03%           1.01%            .98%            .95%
  Expenses, excluding expense
    reductions                             .51%(c)         .98%           1.04%           1.06%            .99%            .95%
  Net investment income                   2.00%(c)        4.33%           4.74%           4.78%           4.85%           5.10%

                                     SIX MONTHS
                                        ENDED                                    YEAR ENDED 9/30
                                      3/31/2004      ---------------------------------------------------------------------------
SUPPLEMENTAL DATA:                   (UNAUDITED)         2003           2002            2001             2000           1999
--------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)    $   529,154     $   515,694     $   530,563     $   512,426     $   487,188     $   542,601
  Portfolio turnover rate                  82.60%         209.07%          63.74%          77.46%         185.25%         254.13%
================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND

                                   SIX MONTHS
                                      ENDED                                     YEAR ENDED 9/30
                                    3/31/2004      ---------------------------------------------------------------------------
                                   (UNAUDITED)        2003            2002            2001            2000            1999
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD              $     11.53     $     11.76     $     11.36     $     10.79     $     10.82     $     11.98
                                   ===========     ===========     ===========     ===========     ===========     ===========
Investment operations
  Net investment income                    .20(a)          .42(a)          .47(a)          .46(a)          .44(a)          .51
  Net realized and
    unrealized gain (loss)                 .15            (.21)            .40             .60             .01            (.99)
                                   -----------     -----------     -----------     -----------     -----------     -----------
    Total from investment
      operations                           .35             .21             .87            1.06             .45            (.48)
                                   -----------     -----------     -----------     -----------     -----------     -----------
Distributions to
  shareholders from:
  Net investment income                   (.20)           (.44)           (.47)           (.49)           (.48)           (.49)
  Net realized gain                          -               -               -               -               -            (.19)
                                   -----------     -----------     -----------     -----------     -----------     -----------
    Total distributions                   (.20)           (.44)           (.47)           (.49)           (.48)           (.68)
                                   -----------     -----------     -----------     -----------     -----------     -----------
NET ASSET VALUE, END OF PERIOD     $     11.68     $     11.53     $     11.76     $     11.36     $     10.79     $     10.82
                                   ===========     ===========     ===========     ===========     ===========     ===========

Total Return(b)                           3.06%(c)        1.86%           7.88%           9.96%           4.32%          (4.30)%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                             .83%(c)        1.63%           1.65%           1.64%           1.63%           1.54%
  Expenses, excluding expense
    reductions                             .83%(c)        1.63%           1.66%           1.69%           1.63%           1.54%
  Net investment income                   1.68%(c)        3.68%           4.12%           4.15%           4.15%           4.41%

                                   SIX MONTHS
                                      ENDED                                      YEAR ENDED 9/30
                                    3/31/2004      ---------------------------------------------------------------------------
SUPPLEMENTAL DATA:                 (UNAUDITED)        2003            2002            2001            2000            1999
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)  $    37,732     $    39,122     $    36,250     $    28,531     $    17,594     $    16,053
  Portfolio turnover rate                82.60%         209.07%          63.74%          77.46%         185.25%         254.13%
==============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)
NATIONAL TAX-FREE FUND

                                   SIX MONTHS
                                      ENDED                                     YEAR ENDED 9/30
                                    3/31/2004      ---------------------------------------------------------------------------
                                   (UNAUDITED)        2003            2002            2001            2000            1999
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD              $     11.52     $     11.76     $     11.35     $     10.77     $     10.81     $     11.99
                                   ===========     ===========     ===========     ===========     ===========     ===========
Investment operations
  Net investment income                    .20(a)          .42(a)          .47(a)          .46(a)          .45(a)          .50
  Net realized and
    unrealized gain (loss)                 .15            (.22)            .41             .60            (.01)          (1.01)
                                   -----------     -----------     -----------     -----------     -----------     -----------
    Total from investment
      operations                           .35             .20             .88            1.06             .44            (.51)
                                   -----------     -----------     -----------     -----------     -----------     -----------
Distributions to
  shareholders from:
  Net investment income                   (.20)           (.44)           (.47)           (.48)           (.48)           (.48)
  Net realized gain                          -               -               -               -               -            (.19)
                                   -----------     -----------     -----------     -----------     -----------     -----------
    Total distributions                   (.20)           (.44)           (.47)           (.48)           (.48)           (.67)
                                   -----------     -----------     -----------     -----------     -----------     -----------
NET ASSET VALUE, END OF PERIOD     $     11.67     $     11.52     $     11.76     $     11.35     $     10.77     $     10.81
                                   ===========     ===========     ===========     ===========     ===========     ===========

Total Return(b)                           3.07%(c)        1.80%           7.95%          10.04%           4.23%          (4.45)%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                             .83%(c)        1.63%           1.61%           1.68%           1.63%           1.63%
  Expenses, excluding expense
    reductions                             .83%(c)        1.63%           1.62%           1.73%           1.64%           1.63%
  Net investment income                   1.68%(c)        3.68%           4.16%           4.11%           4.19%           4.38%

                                   SIX MONTHS
                                      ENDED                                      YEAR ENDED 9/30
                                    3/31/2004      ---------------------------------------------------------------------------
SUPPLEMENTAL DATA:                 (UNAUDITED)        2003            2002            2001            2000            1999
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)  $    48,353     $    49,474     $    44,727     $    37,803     $    34,999     $    38,409
  Portfolio turnover rate                82.60%         209.07%          63.74%          77.46%         185.25%         254.13%
==============================================================================================================================

(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
CALIFORNIA TAX-FREE FUND

                                   SIX MONTHS
                                      ENDED                                     YEAR ENDED 9/30
                                    3/31/2004      ---------------------------------------------------------------------------
                                   (UNAUDITED)        2003            2002            2001            2000            1999
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD              $     10.80     $     11.19     $     10.89     $     10.29     $     10.16     $     11.12
                                   ===========     ===========     ===========     ===========     ===========     ===========
Investment operations
  Net investment income                    .21(a)          .46(a)          .52(a)          .51(a)          .53(a)          .54
  Net realized and
    unrealized gain (loss)                 .19            (.36)            .29             .61             .12            (.98)
                                   -----------     -----------     -----------     -----------     -----------     -----------
    Total from investment
      operations                           .40             .10             .81            1.12             .65            (.44)
                                   -----------     -----------     -----------     -----------     -----------     -----------
Distributions to shareholders
  from net investment income              (.22)           (.49)           (.51)           (.52)           (.52)           (.52)
                                   -----------     -----------     -----------     -----------     -----------     -----------
NET ASSET VALUE, END OF PERIOD     $     10.98     $     10.80     $     11.19     $     10.89     $     10.29     $     10.16
                                   ===========     ===========     ===========     ===========     ===========     ===========

Total Return(b)                           3.76%(c)         .94%           7.65%          11.09%           6.62%          (4.09)%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                             .50%(c)         .99%           1.03%           1.00%            .94%            .93%
  Expenses, excluding expense
    reductions                             .50%(c)         .99%           1.04%           1.04%            .94%            .93%
  Net investment income                   1.90%(c)        4.27%           4.82%           4.81%           5.30%           4.96%

                                   SIX MONTHS
                                      ENDED                                      YEAR ENDED 9/30
                                    3/31/2004      ---------------------------------------------------------------------------
SUPPLEMENTAL DATA:                 (UNAUDITED)        2003            2002            2001            2000            1999
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)  $   177,108     $   178,156     $   192,181     $   192,624     $   186,041     $   207,113
  Portfolio turnover rate                23.64%          86.47%          45.31%          72.84%         100.22%         185.43%
==============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)
CALIFORNIA TAX-FREE FUND

                                   SIX MONTHS
                                      ENDED                                     YEAR ENDED 9/30
                                    3/31/2004      ---------------------------------------------------------------------------
                                   (UNAUDITED)        2003            2002            2001            2000            1999
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD              $     10.80     $     11.20     $     10.91     $     10.30     $     10.16     $     11.12
                                   ===========     ===========     ===========     ===========     ===========     ===========
Investment operations
  Net investment income                    .17(a)          .39(a)          .46(a)          .45(a)          .47(a)          .46
  Net realized and
    unrealized gain (loss)                 .20            (.37)            .27             .61             .12            (.98)
                                   -----------     -----------     -----------     -----------     -----------     -----------
    Total from investment
      operations                           .37             .02             .73            1.06             .59            (.52)
                                   -----------     -----------     -----------     -----------     -----------     -----------
Distributions to shareholders
  from net investment income              (.19)           (.42)           (.44)           (.45)           (.45)           (.44)
                                   -----------     -----------     -----------     -----------     -----------     -----------
NET ASSET VALUE, END OF PERIOD     $     10.98     $     10.80     $     11.20     $     10.91     $     10.30     $     10.16
                                   ===========     ===========     ===========     ===========     ===========     ===========

Total Return(b)                           3.43%(c)         .26%           6.94%          10.53%           6.02%          (4.77)%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                             .82%(c)        1.63%           1.61%           1.55%           1.55%           1.60%
  Expenses, excluding expense
    reductions                             .82%(c)        1.63%           1.62%           1.59%           1.55%           1.60%
  Net investment income                   1.58%(c)        3.63%           4.22%           4.26%           4.70%           4.28%

                                   SIX MONTHS
                                      ENDED                                      YEAR ENDED 9/30
                                    3/31/2004      ---------------------------------------------------------------------------
SUPPLEMENTAL DATA:                 (UNAUDITED)        2003            2002            2001            2000            1999
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)  $    15,414     $    16,183     $    14,290     $    11,591     $    10,646     $    12,767
  Portfolio turnover rate                23.64%          86.47%          45.31%          72.84%         100.22%         185.43%
==============================================================================================================================

(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
CONNECTICUT TAX-FREE FUND

                                   SIX MONTHS
                                      ENDED                                     YEAR ENDED 9/30
                                    3/31/2004      ---------------------------------------------------------------------------
                                   (UNAUDITED)        2003            2002            2001            2000            1999
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE,
  BEGINNING OF PERIOD              $     10.55     $     10.71     $     10.32     $      9.79     $      9.89     $     10.73
                                   ===========     ===========     ===========     ===========     ===========     ===========
Investment operations
  Net investment income                    .21(a)          .46(a)          .50(a)          .49(a)          .49(a)          .54
  Net realized and
    unrealized gain (loss)                 .13            (.16)            .38             .53            (.08)           (.86)
                                   -----------     -----------     -----------     -----------     -----------     -----------
    Total from investment
      operations                           .34             .30             .88            1.02             .41            (.32)
                                   -----------     -----------     -----------     -----------     -----------     -----------
Distributions to shareholders
  from net investment income              (.22)           (.46)           (.49)           (.49)           (.51)           (.52)
                                   -----------     -----------     -----------     -----------     -----------     -----------
NET ASSET VALUE, END OF PERIOD     $     10.67     $     10.55     $     10.71     $     10.32     $      9.79     $      9.89
                                   ===========     ===========     ===========     ===========     ===========     ===========

Total Return(b)                           3.25%(c)        2.95%           8.79%          10.65%           4.32%          (3.04)%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                             .50%(c)        1.01%           1.03%           1.01%           1.02%            .95%
  Expenses, excluding expense
    reductions                             .50%(c)        1.01%           1.04%           1.03%           1.02%            .95%
  Net investment income                   2.00%(c)        4.33%           4.82%           4.85%           5.10%           5.12%

                                   SIX MONTHS
                                      ENDED                                      YEAR ENDED 9/30
                                    3/31/2004      ---------------------------------------------------------------------------
SUPPLEMENTAL DATA:                 (UNAUDITED)        2003            2002            2001            2000            1999
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)  $    94,953     $    96,469     $   100,358     $   101,242     $    96,901     $   111,758
  Portfolio turnover rate                 6.08%          41.50%          48.64%          21.52%          37.92%          53.76%
==============================================================================================================================

(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
HAWAII TAX-FREE FUND

                                   SIX MONTHS
                                      ENDED                                     YEAR ENDED 9/30
                                    3/31/2004      ---------------------------------------------------------------------------
                                   (UNAUDITED)        2003            2002            2001            2000            1999
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE,
  BEGINNING OF PERIOD              $      5.08     $      5.20     $      5.01     $      4.83     $      4.84     $      5.25
                                   ===========     ===========     ===========     ===========     ===========     ===========
Investment operations
  Net investment income                    .10(a)          .21(a)          .23(a)          .22(a)          .24(a)          .26
  Net realized and
    unrealized gain (loss)                 .06            (.12)            .20             .20            (.01)           (.43)
                                   -----------     -----------     -----------     -----------     -----------     -----------
    Total from investment
      operations                           .16             .09             .43             .42             .23            (.17)
                                   -----------     -----------     -----------     -----------     -----------     -----------
Distributions to shareholders
  from net investment income              (.10)           (.21)           (.24)           (.24)           (.24)           (.24)
                                   -----------     -----------     -----------     -----------     -----------     -----------
NET ASSET VALUE, END OF PERIOD     $      5.14     $      5.08     $      5.20     $      5.01     $      4.83     $      4.84
                                   ===========     ===========     ===========     ===========     ===========     ===========

Total Return(b)                           3.22%(c)        1.86%           8.78%           8.88%           4.94%          (3.31)%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                             .51%(c)         .99%           1.05%           1.04%            .99%            .97%
  Expenses, excluding expense
    reductions                             .51%(c)        1.00%           1.06%           1.07%            .99%            .97%
  Net investment income                   2.01%(c)        4.20%           4.60%           4.49%           5.03%           5.03%

                                   SIX MONTHS
                                      ENDED                                      YEAR ENDED 9/30
                                    3/31/2004      ---------------------------------------------------------------------------
SUPPLEMENTAL DATA:                 (UNAUDITED)        2003            2002            2001            2000            1999
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)  $    71,893     $    75,117     $    79,988     $    71,022     $    70,190     $    71,619
  Portfolio turnover rate                 2.25%          27.90%          30.99%          32.38%          30.06%          27.63%
==============================================================================================================================

(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
MINNESOTA TAX-FREE FUND

                                      SIX MONTHS
                                         ENDED                          YEAR ENDED 9/30
                                       3/31/2004   ---------------------------------------------------------
                                      (UNAUDITED)    2003        2002         2001        2000        1999
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $   5.14     $   5.18    $   5.00    $    4.76    $   4.78    $   5.18
                                      ========     ========    ========    =========    ========    ========
Investment operations
  Net investment income                    .10(a)       .21(a)      .24(a)       .25(a)      .23(a)      .27
  Net realized and
    unrealized gain (loss)                 .06         (.03)        .18          .24         .01        (.41)
                                      --------     --------    --------    ---------    --------    --------
    Total from investment
      operations                           .16          .18         .42          .49         .24        (.14)
                                      --------     --------    --------    ---------    --------    --------
Distributions to shareholders
  from net investment income              (.10)        (.22)       (.24)        (.25)       (.26)       (.26)
                                      --------     --------    --------    ---------    --------    --------
NET ASSET VALUE, END OF PERIOD        $   5.20     $   5.14    $   5.18    $    5.00    $   4.76    $   4.78
                                      ========     ========    ========    =========    ========    ========

Total Return(b)                           3.15%(c)     3.57%       8.56%       10.57%       5.32%      (2.72)%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver
    and expense reductions                 .34%(c)      .69%        .46%         .19%        .24%        .23%
  Expenses, excluding waiver
    and expense reductions                 .34%(c)      .72%        .75%         .82%        .74%        .73%
  Net investment income                   1.94%(c)     4.03%       4.79%        5.16%       5.00%       5.43%

                                      SIX MONTHS
                                         ENDED                           YEAR ENDED 9/30
                                       3/31/2004   ---------------------------------------------------------
SUPPLEMENTAL DATA:                    (UNAUDITED)    2003        2002         2001        2000        1999
------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)     $ 40,242     $ 37,016    $ 27,568    $  24,708    $ 20,864    $ 19,843
  Portfolio turnover rate                18.21%       35.15%      22.33%       24.34%      50.37%      22.87%
============================================================================================================

(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
MISSOURI TAX-FREE FUND

                                      SIX MONTHS
                                         ENDED                          YEAR ENDED 9/30
                                       3/31/2004   ---------------------------------------------------------
                                      (UNAUDITED)    2003        2002         2001        2000        1999
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $   5.36     $   5.41    $   5.25    $    4.96    $   4.99    $   5.36
                                      ========     ========    ========    =========    ========    ========
Investment operations
  Net investment income                    .11(a)       .22(a)      .23(a)       .25(a)      .24(a)      .25
  Net realized and
    unrealized gain (loss)                 .05         (.05)        .16          .29        (.02)       (.37)
                                      --------     --------    --------    ---------    --------    --------
    Total from investment
      operations                           .16          .17         .39          .54         .22        (.12)
                                      --------     --------    --------    ---------    --------    --------
Distributions to shareholders
  from net investment income              (.11)        (.22)       (.23)        (.25)       (.25)       (.25)
                                      --------     --------    --------    ---------    --------    --------
NET ASSET VALUE, END OF PERIOD        $   5.41     $   5.36    $   5.41    $    5.25    $   4.96    $   4.99
                                      ========     ========    ========    =========    ========    ========

Total Return(b)                           2.95%(c)     3.18%       7.67%       11.11%       4.63%      (2.25)%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver
    and expense reductions                 .50%(c)     1.00%       1.03%         .89%       1.02%        .99%
  Expenses, excluding waiver
    and expense reductions                 .50%(c)     1.01%       1.06%        1.08%       1.02%        .99%
  Net investment income                   1.96%(c)     4.19%       4.44%        4.80%       4.98%       4.84%

                                      SIX MONTHS
                                         ENDED                           YEAR ENDED 9/30
                                       3/31/2004   ----------------------------------------------------------
SUPPLEMENTAL DATA:                    (UNAUDITED)    2003        2002         2001        2000        1999
-------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)     $ 157,006    $ 153,488   $ 145,006   $ 130,122    $ 120,058   $ 125,775
  Portfolio turnover rate                 15.81%       48.47%      80.04%      43.75%       43.30%      78.85%
=============================================================================================================

(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
NEW JERSEY TAX-FREE FUND

                                      SIX MONTHS
                                         ENDED                          YEAR ENDED 9/30
                                       3/31/2004   ---------------------------------------------------------
                                      (UNAUDITED)    2003        2002         2001        2000        1999
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $   5.20     $   5.37    $   5.21    $    4.96    $   4.97    $   5.54
                                      ========     ========    ========    =========    ========    ========
Investment operations
  Net investment income                    .11(a)       .24(a)      .25(a)       .25(a)      .25(a)      .27
  Net realized and
    unrealized gain (loss)                 .05         (.17)        .15          .26           -(d)     (.47)
                                      --------     --------    --------    ---------    --------    --------
    Total from investment
      operations                           .16          .07         .40          .51         .25        (.20)
                                      --------     --------    --------    ---------    --------    --------
Distributions to
  shareholders from:
  Net investment income                   (.11)        (.24)       (.24)        (.26)       (.26)       (.26)
  Net realized gain                          -            -           -            -           -        (.11)
                                      --------     --------    --------    ---------    --------    --------
    Total distributions                   (.11)        (.24)       (.24)        (.26)       (.26)       (.37)
                                      --------     --------    --------    ---------    --------    --------
NET ASSET VALUE, END OF PERIOD        $   5.25     $   5.20    $   5.37    $    5.21    $   4.96    $   4.97
                                      ========     ========    ========    =========    ========    ========

Total Return(b)                           3.13%(c)     1.31%       7.96%       10.41%       5.31%      (3.73)%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver
    and expense reductions                 .51%(c)     1.00%       1.03%         .90%        .97%        .93%
  Expenses, excluding waiver
    and expense reductions                 .51%(c)     1.00%       1.05%        1.06%        .98%        .93%
  Net investment income                   2.08%(c)     4.49%       4.77%        4.93%       5.03%       5.11%

                                      SIX MONTHS
                                         ENDED                          YEAR ENDED 9/30
                                       3/31/2004   ----------------------------------------------------------
SUPPLEMENTAL DATA:                    (UNAUDITED)    2003        2002         2001        2000        1999
-------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)     $ 148,565    $ 153,797   $ 164,733   $ 160,171    $ 151,048   $ 163,237
  Portfolio turnover rate                 16.06%       70.02%      97.76%     101.02%      125.73%     185.16%
=============================================================================================================

(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Not annualized.
(d)  Amount is less than $0.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
NEW YORK TAX-FREE FUND

                                      SIX MONTHS
                                         ENDED                          YEAR ENDED 9/30
                                       3/31/2004   ---------------------------------------------------------
                                      (UNAUDITED)    2003        2002         2001        2000        1999
PER SHARE OPERATING PERFORMANCE
  (CLASS A SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $  11.42     $  11.66    $  11.16    $   10.53    $  10.51    $  11.43
                                      ========     ========    ========    =========    ========    ========
Investment operations
  Net investment income                    .24(a)       .52(a)      .54(a)       .53(a)      .55(a)      .58
  Net realized and
    unrealized gain (loss)                 .11         (.24)        .49          .64         .02        (.94)
                                      --------     --------    --------    ---------    --------    --------
    Total from investment
      operations                           .35          .28        1.03         1.17         .57        (.36)
                                      --------     --------    --------    ---------    --------    --------
Distributions to shareholders
  from net investment income              (.25)        (.52)       (.53)        (.54)       (.55)       (.56)
                                      --------     --------    --------    ---------    --------    --------
NET ASSET VALUE, END OF PERIOD        $  11.52     $  11.42    $  11.66    $   11.16    $  10.53    $  10.51
                                      ========     ========    ========    =========    ========    ========

Total Return(b)                           3.06%(c)     2.55%       9.50%       11.35%       5.65%      (3.23)%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                             .50%(c)      .96%       1.03%        1.01%        .96%        .93%
  Expenses, excluding expense
    reductions                             .50%(c)      .96%       1.04%        1.04%        .97%        .93%
  Net investment income                   2.11%(c)     4.54%       4.80%        4.80%       5.28%       5.21%

                                      SIX MONTHS
                                         ENDED                          YEAR ENDED 9/30
                                       3/31/2004   ----------------------------------------------------------
SUPPLEMENTAL DATA:                    (UNAUDITED)    2003        2002         2001        2000        1999
-------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)     $ 245,214    $ 247,153   $ 252,831   $ 242,367    $ 228,362   $ 248,456
  Portfolio turnover rate                 18.78%       47.94%      51.72%      70.03%       76.33%      52.67%
=============================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)
NEW YORK TAX-FREE FUND

                                      SIX MONTHS
                                         ENDED                          YEAR ENDED 9/30
                                       3/31/2004   ---------------------------------------------------------
                                      (UNAUDITED)    2003        2002         2001        2000        1999
PER SHARE OPERATING PERFORMANCE
  (CLASS C SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $  11.42     $  11.67    $  11.17    $   10.54    $  10.51    $  11.42
                                      ========     ========    ========    =========    ========    ========
Investment operations
  Net investment income                    .21(a)       .44(a)      .48(a)       .46(a)      .49(a)      .50
  Net realized and
    unrealized gain (loss)                 .10         (.23)        .49          .65         .02        (.93)
                                      --------     --------    --------    ---------    --------    --------
    Total from investment
      operations                           .31          .21         .97         1.11         .51        (.43)
                                      --------     --------    --------    ---------    --------    --------
Distributions to shareholders
  from net investment income              (.21)        (.46)       (.47)        (.48)       (.48)       (.48)
                                      --------     --------    --------    ---------    --------    --------
NET ASSET VALUE, END OF PERIOD        $  11.52     $  11.42    $  11.67    $   11.17    $  10.54    $  10.51
                                      ========     ========    ========    =========    ========    ========

Total Return(b)                           2.74%(c)     1.88%       8.90%       10.74%       5.07%      (3.93)%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                             .82%(c)     1.63%       1.51%        1.62%       1.55%       1.62%
  Expenses, excluding expense
    reductions                             .82%(c)     1.63%       1.52%        1.65%       1.56%       1.62%
  Net investment income                   1.79%(c)     3.87%       4.32%        4.19%       4.72%       4.49%

                                      SIX MONTHS
                                         ENDED                          YEAR ENDED 9/30
                                       3/31/2004   ---------------------------------------------------------
SUPPLEMENTAL DATA:                    (UNAUDITED)    2003        2002         2001        2000        1999
------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)     $ 14,054     $ 12,379    $  8,798    $   6,662    $  5,278    $  6,577
  Portfolio turnover rate                18.78%       47.94%      51.72%       70.03%      76.33%      52.67%
============================================================================================================

(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
TEXAS TAX-FREE FUND

                                      SIX MONTHS
                                         ENDED                          YEAR ENDED 9/30
                                       3/31/2004   ---------------------------------------------------------
                                      (UNAUDITED)    2003        2002         2001        2000        1999
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $  10.36     $  10.47    $   9.99    $    9.43    $   9.55    $  10.69
                                      ========     ========    ========    =========    ========    ========
Investment operations
  Net investment income                    .22(a)       .46(a)      .45(a)       .46(a)      .51(a)      .52
  Net realized and
    unrealized gain (loss)                 .12         (.13)        .48          .57        (.13)      (1.03)
                                      --------     --------    --------    ---------    --------    --------
    Total from investment
      operations                           .34          .33         .93         1.03         .38        (.51)
                                      --------     --------    --------    ---------    --------    --------
Distributions to
  shareholders from:
  Net investment income                   (.22)        (.44)       (.45)        (.47)       (.50)       (.52)
  Net realized gain                          -            -           -            -           -        (.11)
                                      --------     --------    --------    ---------    --------    --------
    Total distributions                   (.22)        (.44)       (.45)        (.47)       (.50)       (.63)
                                      --------     --------    --------    ---------    --------    --------
NET ASSET VALUE, END OF PERIOD        $  10.48     $  10.36    $  10.47    $    9.99    $   9.43    $   9.55
                                      ========     ========    ========    =========    ========    ========

Total Return(b)                           3.31%(c)     3.32%       9.55%       11.30%       4.14%      (4.96)%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver
    and expense reductions                 .51%(c)     1.02%       1.00%         .64%        .99%        .94%
  Expenses, excluding waiver
    and expense reductions                 .51%(c)     1.02%       1.05%        1.09%       1.01%        .94%
  Net investment income                   2.12%(c)     4.44%       4.49%        4.70%       5.47%       5.12%

                                      SIX MONTHS
                                         ENDED                          YEAR ENDED 9/30
                                       3/31/2004   ---------------------------------------------------------
SUPPLEMENTAL DATA:                    (UNAUDITED)    2003        2002         2001        2000        1999
------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)     $ 80,692     $ 79,185    $ 81,369    $  77,860    $ 74,405    $ 84,491
  Portfolio turnover rate                14.48%       58.09%      89.30%      108.27%     163.39%     168.04%
============================================================================================================

(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
WASHINGTON TAX-FREE FUND

                                      SIX MONTHS
                                         ENDED                          YEAR ENDED 9/30
                                       3/31/2004   ---------------------------------------------------------
                                      (UNAUDITED)    2003        2002         2001        2000        1999
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $   5.21     $   5.32    $   5.15    $    4.89    $   4.91    $   5.38
                                      ========     ========    ========    =========    ========    ========
Investment operations
  Net investment income                    .11(a)       .24(a)      .26(a)       .26(a)      .27(a)      .28
  Net realized and
    unrealized gain (loss)                 .04         (.10)        .17          .26        (.04)       (.50)
                                      --------     --------    --------    ---------    --------    --------
    Total from investment
      operations                           .15          .14         .43          .52         .23        (.22)
                                      --------     --------    --------    ---------    --------    --------
Distributions to shareholders
  from net investment income              (.12)        (.25)       (.26)        (.26)       (.25)       (.25)
                                      --------     --------    --------    ---------    --------    --------
NET ASSET VALUE, END OF PERIOD        $   5.24     $   5.21    $   5.32    $    5.15    $   4.89    $   4.91
                                      ========     ========    ========    =========    ========    ========

Total Return(b)                           2.87%(c)     2.75%       8.71%       10.92%       4.90%      (4.17)%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                             .35%(c)      .68%        .71%         .70%        .71%        .66%
  Expenses, excluding expense
    reductions                             .35%(c)      .68%        .72%         .73%        .71%        .66%
  Net investment income                   2.20%(c)     4.68%       5.14%        5.22%       5.58%       5.42%

                                      SIX MONTHS
                                         ENDED                           YEAR ENDED 9/30
                                       3/31/2004   ---------------------------------------------------------
SUPPLEMENTAL DATA:                    (UNAUDITED)    2003        2002         2001        2000        1999
------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)     $ 51,809     $ 50,497    $ 49,049    $  45,883    $ 44,512    $ 51,849
  Portfolio turnover rate                20.26%       58.05%      40.20%       52.09%     152.63%     180.42%
============================================================================================================

(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
INSURED INTERMEDIATE TAX-FREE FUND

                                                          SIX MONTHS
                                                             ENDED       6/23/2003(a)
                                                           3/31/2004          TO
                                                          (UNAUDITED)     9/30/2003
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                      $    9.94      $   10.00
                                                          =========      =========
  Unrealized depreciation on investments                                      (.01)
                                                                         ---------
NET ASSET VALUE ON SEC EFFECTIVE DATE                                    $    9.99
                                                                         =========

Investment operations
  Net investment income(b)                                      .13            .06
  Net realized and unrealized gain (loss)                       .08           (.05)
                                                          ---------      ---------
    Total from investment operations                            .21            .01
                                                          ---------      ---------
Distributions to shareholders from
  net investment income                                        (.13)          (.06)
                                                          ---------      ---------
NET ASSET VALUE, END OF PERIOD                            $   10.02      $    9.94
                                                          =========      =========

Total Return(c)                                                2.15%(d)        .16%(d)(e)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and expense reductions             .13%(d)+       .07%(d)+
  Expenses, excluding waiver and expense reductions            1.70%(d)+      2.47%(d)+
  Net investment income                                        1.39%(d)+       .66%(d)+

                                                          SIX MONTHS
                                                             ENDED       6/23/2003(a)
                                                           3/31/2004          TO
SUPPLEMENTAL DATA:                                        (UNAUDITED)     9/30/2003
-------------------------------------------------------------------------------------
  Net assets, end of period (000)                         $   4,564      $   3,673
  Portfolio turnover rate                                     16.47%        107.99%
=====================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

INSURED INTERMEDIATE TAX-FREE FUND

                                                          SIX MONTHS
                                                             ENDED       6/23/2003(a)
                                                           3/31/2004          TO
                                                          (UNAUDITED)     9/30/2003
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                      $    9.93      $   10.00
                                                          =========      =========
  Unrealized depreciation on investments                                      (.02)
                                                                         ---------
NET ASSET VALUE ON SEC EFFECTIVE DATE                                    $    9.98
                                                                         =========

Investment operations
  Net investment income(b)                                      .10            .05
  Net realized and unrealized gain (loss)                       .07           (.05)
                                                          ---------      ---------
    Total from investment operations                            .17              -
                                                          ---------      ---------
Distributions to shareholders from
  net investment income                                        (.09)          (.05)
                                                          ---------      ---------
NET ASSET VALUE, END OF PERIOD                            $   10.01      $    9.93
                                                          =========      =========

Total Return(c)                                                1.77%(d)        .04%(d)(e)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and expense reductions             .50%(d)+       .27%(d)+
  Expenses, excluding waiver and expense reductions            2.02%(d)+      2.64%(d)+
  Net investment income                                        1.02%(d)+       .46%(d)+

                                                          SIX MONTHS
                                                             ENDED       6/23/2003(a)
                                                           3/31/2004          TO
SUPPLEMENTAL DATA:                                        (UNAUDITED)     9/30/2003
-------------------------------------------------------------------------------------
  Net assets, end of period (000)                         $     416      $     312
  Portfolio turnover rate                                     16.47%        107.99%
=====================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

INSURED INTERMEDIATE TAX-FREE FUND

                                                          SIX MONTHS
                                                             ENDED       6/23/2003(a)
                                                           3/31/2004          TO
                                                          (UNAUDITED)     9/30/2003
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                      $    9.93      $   10.00
                                                          =========      =========
  Unrealized depreciation on investments                                      (.02)
                                                                         ---------
NET ASSET VALUE ON SEC EFFECTIVE DATE                                    $    9.98
                                                                         =========

Investment operations
  Net investment income(b)                                      .10            .05
  Net realized and unrealized gain (loss)                       .07           (.05)
                                                          ---------      ---------
    Total from investment operations                            .17              -
                                                          ---------      ---------
Distributions to shareholders from
  net investment income                                        (.09)          (.05)
                                                          ---------      ---------
NET ASSET VALUE, END OF PERIOD                            $   10.01      $    9.93
                                                          =========      =========

Total Return(c)                                                1.74%(d)       (.04)%(d)(e)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and expense reductions             .50%(d)+       .27%(d)+
  Expenses, excluding waiver and expense reductions            2.02%(d)+      2.64%(d)+
  Net investment income                                        1.02%(d)+       .46%(d)+

                                                          SIX MONTHS
                                                             ENDED       6/23/2003(a)
                                                           3/31/2004          TO
SUPPLEMENTAL DATA:                                        (UNAUDITED)     9/30/2003
-------------------------------------------------------------------------------------
  Net assets, end of period (000)                         $   2,445      $     313
  Portfolio turnover rate                                     16.47%        107.99%
=====================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

INSURED INTERMEDIATE TAX-FREE FUND

                                                          SIX MONTHS
                                                             ENDED       6/23/2003(a)
                                                           3/31/2004          TO
                                                          (UNAUDITED)     9/30/2003
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                      $    9.94      $   10.00
                                                          =========      =========
  Unrealized depreciation on investments                                      (.01)
                                                                         ---------
NET ASSET VALUE ON SEC EFFECTIVE DATE                                    $    9.99
                                                                         =========

Investment operations
  Net investment income(b)                                      .13            .06
  Net realized and unrealized gain (loss)                       .07           (.05)
                                                          ---------      ---------
    Total from investment operations                            .20            .01
                                                          ---------      ---------
Distributions to shareholders from
  net investment income                                        (.12)          (.06)
                                                          ---------      ---------
NET ASSET VALUE, END OF PERIOD                            $   10.02      $    9.94
                                                          =========      =========

Total Return(c)                                                2.05%(d)        .11%(d)(e)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and expense reductions             .22%(d)+       .12%(d)+
  Expenses, excluding waiver and expense reductions            1.74%(d)+      2.49%(d)+
  Net investment income                                        1.30%(d)+       .61%(d)+

                                                          SIX MONTHS
                                                             ENDED       6/23/2003(a)
                                                           3/31/2004          TO
SUPPLEMENTAL DATA:                                        (UNAUDITED)     9/30/2003
-------------------------------------------------------------------------------------
  Net assets, end of period (000)                         $      10      $      10
  Portfolio turnover rate                                     16.47%        107.99%
=====================================================================================

+    The ratios have been determined on a Fund basis.
(a) Commencement of investment operations; SEC effective date and date shares first became available to the public is June 30, 2003.
(b)  Calculated using average shares outstanding during the period.
(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)  Not annualized.
(e) Total return for the period June 30, 2003 (SEC effective date) to September 30, 2003.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
FLORIDA TAX-FREE TRUST

                                SIX MONTHS
                                   ENDED                  YEAR ENDED 9/30                11/1/1999         YEAR ENDED 10/31
                                 3/31/2004      ------------------------------------         TO          --------------------
                                (UNAUDITED)       2003          2002          2001       9/30/2000*        1999        1998
PER SHARE OPERATING PERFORMANCE
  (CLASS A SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD            $   4.88       $   4.97      $   4.82      $   4.57      $   4.52       $   4.98    $   4.87
                                 ========       ========      ========      ========      ========       ========    ========

Investment operations
  Net investment income               .10(a)         .21(a)        .23(a)        .23(a)        .23(a)         .23         .24
  Net realized and
    unrealized gain (loss)            .03           (.09)          .15           .25           .03           (.46)        .11
                                 --------       --------      --------      --------      --------       --------    --------
    Total from investment
      operations                      .13            .12           .38           .48           .26           (.23)        .35
                                 --------       --------      --------      --------      --------       --------    --------
Distributions to
  shareholders from
  net investment income              (.10)          (.21)         (.23)         (.23)         (.21)          (.23)       (.24)
                                 --------       --------      --------      --------      --------       --------    --------
NET ASSET VALUE,
  END OF PERIOD                  $   4.91       $   4.88      $   4.97      $   4.82      $   4.57       $   4.52    $   4.98
                                 ========       ========      ========      ========      ========       ========    ========

Total Return(b)                      2.75%(c)       2.62%         8.10%        10.68%         5.86%(c)      (4.74)%      7.30%

RATIOS TO AVERAGE
  NET ASSETS
  Expenses, including
    expense reductions                .50%(c)       1.04%         1.07%          .99%          .89%(c)        .97%        .89%
  Expenses, excluding
    expense reductions                .50%(c)       1.04%         1.08%         1.05%          .89%(c)        .97%        .89%
  Net investment income              2.12%(c)       4.33%         4.74%         4.77%         5.00%(c)       4.73%       4.79%

                                SIX MONTHS
                                   ENDED                  YEAR ENDED 9/30                11/1/1999         YEAR ENDED 10/31
                                 3/31/2004      ------------------------------------         TO         ---------------------
SUPPLEMENTAL DATA:              (UNAUDITED)       2003          2002          2001       9/30/2000*        1999        1998
-----------------------------------------------------------------------------------------------------------------------------
  Net assets,
    end of period (000)          $ 81,710       $ 78,278      $ 84,325      $ 83,798      $ 94,817      $ 100,924   $ 127,292
  Portfolio turnover rate           30.94%         86.95%        82.90%        84.37%       169.02%        191.12%     140.61%
=============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)
FLORIDA TAX-FREE TRUST

                                SIX MONTHS
                                   ENDED                  YEAR ENDED 9/30                11/1/1999         YEAR ENDED 10/31
                                 3/31/2004      ------------------------------------         TO          --------------------
                                (UNAUDITED)       2003          2002          2001       9/30/2000*        1999        1998
PER SHARE OPERATING PERFORMANCE
  (CLASS C SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD            $   4.89       $   4.98      $   4.83      $   4.58      $   4.52       $   4.98    $   4.87
                                 ========       ========      ========      ========      ========       ========    ========

Investment operations
  Net investment income               .09(a)         .18(a)        .20(a)        .20(a)        .20(a)         .20         .20
  Net realized and
    unrealized gain (loss)            .03           (.09)          .14           .25           .04           (.46)        .11
                                 --------       --------      --------      --------      --------       --------    --------
    Total from investment
      operations                      .12            .09           .34           .45           .24           (.26)        .31
                                 --------       --------      --------      --------      --------       --------    --------
Distributions to
  shareholders from
  net investment income              (.09)          (.18)         (.19)         (.20)         (.18)          (.20)       (.20)
                                 --------       --------      --------      --------      --------       --------    --------
NET ASSET VALUE,
  END OF PERIOD                  $   4.92       $   4.89      $   4.98      $   4.83      $   4.58       $   4.52    $   4.98
                                 ========       ========      ========      ========      ========       ========    ========

Total Return(b)                      2.42%(c)       1.97%         7.32%         9.99%         5.44%(c)      (5.43)%      6.52%

RATIOS TO AVERAGE
  NET ASSETS
  Expenses, including
    expense reductions                .83%(c)       1.71%         1.73%         1.64%         1.42%(c)       1.62%       1.58%
  Expenses, excluding
    expense reductions                .83%(c)       1.71%         1.74%         1.70%         1.43%(c)       1.62%       1.58%
  Net investment income              1.79%(c)       3.66%         4.08%         4.13%         4.52%(c)       4.07%       4.09%

                                SIX MONTHS
                                   ENDED                  YEAR ENDED 9/30                11/1/1999         YEAR ENDED 10/31
                                 3/31/2004      ------------------------------------         TO          --------------------
SUPPLEMENTAL DATA:              (UNAUDITED)       2003          2002          2001       9/30/2000*        1999        1998
-----------------------------------------------------------------------------------------------------------------------------
  Net assets,
    end of period (000)          $  6,345       $  6,514      $  5,927      $  5,230      $  4,706       $  6,046    $  7,275
  Portfolio turnover rate           30.94%         86.95%        82.90%        84.37%       169.02%        191.12%     140.61%
=============================================================================================================================

(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Not annualized.
*    The Trust changed its fiscal year-end.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
GEORGIA TAX-FREE TRUST

                                SIX MONTHS
                                   ENDED                  YEAR ENDED 9/30                11/1/1999         YEAR ENDED 10/31
                                 3/31/2004      ------------------------------------         TO          --------------------
                                (UNAUDITED)       2003          2002          2001       9/30/2000*        1999        1998
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE,
  BEGINNING OF PERIOD            $   5.63       $   5.70      $   5.44      $   5.07      $   4.91       $   5.43    $   5.31
                                 ========       ========      ========      ========      ========       ========    ========

Investment operations
  Net investment income               .12(a)         .24(a)        .23(a)        .26(a)        .21(a)         .28         .27
  Net realized and
    unrealized gain (loss)            .07           (.06)          .26           .37           .19           (.50)        .19
                                 --------       --------      --------      --------      --------       --------    --------
    Total from investment
      operations                      .19            .18           .49           .63           .40           (.22)        .46
                                 --------       --------      --------      --------      --------       --------    --------
Distributions to
  shareholders from:
  Net investment income              (.11)          (.23)         (.23)         (.26)         (.24)          (.26)       (.27)
  Net realized gain                     -           (.02)            -             -             -           (.04)       (.07)
                                 --------       --------      --------      --------      --------       --------    --------
    Total distributions              (.11)          (.25)         (.23)         (.26)         (.24)          (.30)       (.34)
                                 --------       --------      --------      --------      --------       --------    --------
NET ASSET VALUE,
  END OF PERIOD                  $   5.71       $   5.63      $   5.70      $   5.44      $   5.07       $   4.91    $   5.43
                                 ========       ========      ========      ========      ========       ========    ========

Total Return(b)                      3.46%(c)       3.21%         9.27%        12.69%         8.59%(c)       4.36%       9.00%

RATIOS TO AVERAGE
  NET ASSETS
  Expenses, including
    waiver and expense
    reductions                        .33%(c)        .68%          .69%          .31%          .17%(c)        .18%        .24%
  Expenses, excluding
    waiver and expense
    reductions                        .33%(c)        .69%          .72%          .78%          .63%(c)        .68%        .74%
  Net investment income              2.04%(c)       4.26%         4.24%         4.81%         4.30%(c)       5.32%       5.07%

                                SIX MONTHS
                                   ENDED                  YEAR ENDED 9/30                11/1/1999         YEAR ENDED 10/31
                                 3/31/2004      ------------------------------------         TO          --------------------
SUPPLEMENTAL DATA:              (UNAUDITED)       2003          2002          2001       9/30/2000*        1999        1998
-----------------------------------------------------------------------------------------------------------------------------
  Net assets,
    end of period (000)          $ 93,441       $ 85,441      $ 69,836      $ 46,235      $ 29,245       $ 27,432    $ 19,764
  Portfolio turnover rate            7.07%         34.13%        48.66%        43.50%       122.44%        115.87%     126.52%
=============================================================================================================================

(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Not annualized.
*    The Trust changed its fiscal year-end.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
MICHIGAN TAX-FREE TRUST

                                SIX MONTHS
                                   ENDED                  YEAR ENDED 9/30                11/1/1999         YEAR ENDED 10/31
                                 3/31/2004      ------------------------------------         TO          --------------------
                                (UNAUDITED)       2003          2002          2001       9/30/2000*        1999        1998
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE,
  BEGINNING OF PERIOD            $   5.36       $   5.43      $   5.20      $   4.87      $   4.75       $   5.18    $   5.06
                                 ========       ========      ========      ========      ========       ========    ========

Investment operations
  Net investment income               .11(a)         .23(a)        .25(a)        .25(a)        .21(a)         .26         .26
  Net realized and
    unrealized gain (loss)            .04           (.07)          .23           .33           .14           (.44)        .12
                                 --------       --------      --------      --------      --------       --------    --------
    Total from investment
      operations                      .15            .16           .48           .58           .35           (.18)        .38
                                 --------       --------      --------      --------      --------       --------    --------
Distributions to
  shareholders from
  net investment income              (.11)          (.23)         (.25)         (.25)         (.23)          (.25)       (.26)
                                 --------       --------      --------      --------      --------       --------    --------
NET ASSET VALUE,
  END OF PERIOD                  $   5.40       $   5.36      $   5.43      $   5.20      $   4.87       $   4.75    $   5.18
                                 ========       ========      ========      ========      ========       ========    ========

Total Return(b)                      2.81%(c)       3.16%         9.57%        12.21%         7.57%(c)      (3.55)%      7.59%

RATIOS TO AVERAGE
  NET ASSETS
  Expenses, including
    expense reductions                .34%(c)        .71%          .73%          .69%          .67%(c)        .69%        .69%
  Expenses, excluding
    expense reductions                .34%(c)        .73%          .75%          .74%          .67%(c)        .69%        .69%
  Net investment income              2.09%(c)       4.28%         4.77%         4.91%         4.37%(c)       5.21%       4.98%

                                SIX MONTHS
                                   ENDED                  YEAR ENDED 9/30                11/1/1999         YEAR ENDED 10/31
                                 3/31/2004      ------------------------------------         TO          --------------------
SUPPLEMENTAL DATA:              (UNAUDITED)       2003          2002          2001       9/30/2000*        1999        1998
-----------------------------------------------------------------------------------------------------------------------------
  Net assets,
    end of period (000)          $ 73,144       $ 68,290      $ 58,632      $ 49,330      $ 45,666       $ 49,356    $ 53,139
  Portfolio turnover rate           10.37%         59.46%        48.09%       100.27%       111.48%        186.97%      82.33%
=============================================================================================================================

(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Not annualized.
*    The Trust changed its fiscal year-end.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
PENNSYLVANIA TAX-FREE TRUST

                                SIX MONTHS
                                   ENDED                  YEAR ENDED 9/30                11/1/1999         YEAR ENDED 10/31
                                 3/31/2004      ------------------------------------         TO          --------------------
                                (UNAUDITED)       2003          2002          2001       9/30/2000*        1999        1998
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE,
  BEGINNING OF PERIOD            $   5.27       $   5.37      $   5.18      $   4.90      $   4.81       $   5.28    $   5.14
                                 ========       ========      ========      ========      ========       ========    ========

Investment operations
  Net investment income               .11(a)         .23(a)        .24(a)        .25(a)        .22(a)         .26         .27
  Net realized and
    unrealized gain (loss)            .08           (.10)          .19           .28           .10           (.47)        .14
                                 --------       --------      --------      --------      --------       --------    --------
    Total from investment
      operations                      .19            .13           .43           .53           .32           (.21)        .41
                                 --------       --------      --------      --------      --------       --------    --------
Distributions to
  shareholders from
  net investment income              (.11)          (.23)         (.24)         (.25)         (.23)          (.26)       (.27)
                                 --------       --------      --------      --------      --------       --------    --------
NET ASSET VALUE,
  END OF PERIOD                  $   5.35       $   5.27      $   5.37      $   5.18      $   4.90       $   4.81    $   5.28
                                 ========       ========      ========      ========      ========       ========    ========

Total Return(b)                      3.61%(c)       2.52%         8.57%        11.06%         6.83%(c)      (4.13)%      8.12%

RATIOS TO AVERAGE
  NET ASSETS
  Expenses, including
    waiver and expense
    reductions                        .48%(c)        .94%         1.08%          .90%          .88%(c)        .96%        .72%
  Expenses, excluding
    waiver and expense
    reductions                        .48%(c)        .95%         1.10%         1.06%          .88%(c)        .96%        .72%
  Net investment income              2.10%(c)       4.37%         4.66%         4.88%         4.54%(c)       5.02%       5.05%

                                SIX MONTHS
                                   ENDED                  YEAR ENDED 9/30                11/1/1999         YEAR ENDED 10/31
                                 3/31/2004      ------------------------------------         TO          --------------------
SUPPLEMENTAL DATA:              (UNAUDITED)       2003          2002          2001       9/30/2000*        1999        1998
-----------------------------------------------------------------------------------------------------------------------------
  Net assets,
    end of period (000)          $ 99,940       $ 99,280      $101,502      $ 94,550      $ 91,750       $ 93,835    $102,907
  Portfolio turnover rate           11.14%         29.76%        60.87%        65.63%        61.00%         40.76%      65.20%
=============================================================================================================================

(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Not annualized.
*    The Trust changed its fiscal year-end.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  ORGANIZATION

Lord Abbett Tax-Free Income Fund, Inc. (the "Company") and Lord Abbett Tax-Free Income Trust (the "Trust") are registered under the Investment Company Act of 1940 (the "Act") as open-end management investment companies. The Company was organized as a Maryland corporation on December 27, 1983. The Trust was organized as a Massachusetts Business Trust on September 11, 1991 and was reorganized as a Delaware Business Trust on July 22, 2002.

The Company consists of the following ten portfolios and their respective classes (separately, a "Fund" and collectively, the "Funds"): Lord Abbett National Tax-Free Income Fund ("National"), Class A, B, C and P shares; Lord Abbett California Tax-Free Income Fund ("California") and Lord Abbett New York Tax-Free Income Fund ("New York"), Class A, C and P shares; Lord Abbett Connecticut Tax-Free Income Fund ("Connecticut"), Lord Abbett Hawaii Tax-Free Income Fund ("Hawaii"), Lord Abbett Minnesota Tax-Free Income Fund ("Minnesota"), Lord Abbett Missouri Tax-Free Income Fund ("Missouri"), Lord Abbett New Jersey Tax-Free Income Fund ("New Jersey"), Lord Abbett Texas Tax-Free Income Fund ("Texas") and Lord Abbett Washington Tax-Free Income Fund ("Washington"), Class A and P shares. The Trust consists of the following five portfolios and their respective classes (separately, a "Fund" and collectively, the "Funds"): Florida Series ("Florida"), Class A, C and P shares; Georgia Series ("Georgia"), Michigan Series ("Michigan"), Pennsylvania Series ("Pennsylvania"), Class A and P shares, and Lord Abbett Insured Intermediate Tax-Free Fund ("Insured"), Class A, B, C and P. Each Fund is non-diversified as defined under the Act, except for National and Insured. As of the date of this report, only Insured has issued class P shares.

The investment objective of each Fund is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. Each Fund (except for National and Insured) also seeks as high a level of interest income exempt from the personal income tax of its state as is consistent with reasonable risk. New York also seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk. Each class has different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Class B, C and P shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months following any purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities are valued at prices supplied by independent pricing services approved by the Directors/Trustees. Such prices reflect broker/dealer supplied valuations and electronic data processing techniques. Prices reflect the mean of the bid and asked prices. Securities for which market quotations are not readily available are valued at fair value, as determined by management and approved in good faith by the Board of Directors/Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains or losses are allocated to each class of shares, based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Company and Trust that do not specifically relate to an individual Fund are allocated to the Funds on a pro-rata basis. Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C and P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) OFFERING COSTS-Lord Abbett incurred initial offering costs on behalf of Insured that will be reimbursed by the Fund in full amount thereof. Such expenses were deferred and are being amortized on the straight-line method over a period of one year from the commencement of investment operations.

(g) WHEN-ISSUED MUNICIPAL BONDS-Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment normally taking place approximately one month after the purchase date.

3.  MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES
The Company and Trust each have a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett"), pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund's investment portfolio. The management fee is based on each Fund's average daily net assets for each month at an annual rate of .50% for all Funds, excluding Insured. The management fee for Insured is based on average daily net assets at the following annual rate:

-----------------------------------
First $2 Billion               .45%
Next $3 Billion               .425%
Over $5 Billion                .40%

For the six months ended March 31, 2004, Lord Abbett waived its management fee and reimbursed all other expenses (excluding 12b-1 service fees) for Insured.

Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of each Fund's average daily net assets.

12b-1 DISTRIBUTION PLAN
Each Fund has adopted a distribution plan with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                  CLASS A(1)         CLASS B         CLASS C          CLASS P
--------------------------------------------------------------------------------
Service                 .25%(2)            .25%            .25%             .25%
Distribution            .10%(3)(4)         .75%            .75%             .20%

(1) The Class A Plans of Minnesota, Washington, Georgia and Michigan will not go into effect until the quarter subsequent to the net assets of each of these Funds reaching $100 million. As of March 31, 2004, the net assets of each such Fund have not reached $100 million.

(2) Annual service fee is .15% of the average daily net assets attributable to Class A shares sold prior to the following dates:

                                                                            DATE
--------------------------------------------------------------------------------
National, New York, Texas                                           June 1, 1990
Hawaii                                                           January 1, 1993
New Jersey                                                          July 1, 1992
Florida                                                          October 1, 1992
Pennsylvania                                                      March 31, 1998

(3) In addition, the Funds pay a one-time distribution fee of up to 1% on certain qualifying purchases, which is generally amortized over a two-year period.

(4) For the six months ended March 31, 2004, Lord Abbett reimbursed this portion of the fees payable under the plan for Insured Class A.

COMMISSIONS

Distributor received the following commissions on sales of Class A shares of the Funds, after concessions were paid to authorized dealers, for the six months ended March 31, 2004:

                                                    DISTRIBUTOR         DEALERS'
                                                    COMMISSIONS      CONCESSIONS
--------------------------------------------------------------------------------
National                                            $    57,625      $   272,359
California                                               20,302           93,962
Connecticut                                               7,546           34,870
Hawaii                                                    3,526           17,577
Minnesota                                                16,273           77,986
Missouri                                                 34,201          162,310
New Jersey                                               13,821           63,036
New York                                                 12,580           60,945
Texas                                                     4,573           22,806
Washington                                               10,635           49,265
Insured                                                   1,497            7,596
Florida                                                   3,986           18,843
Georgia                                                  47,244          223,793
Michigan                                                 18,392          104,859
Pennsylvania                                             10,242           48,275

One Director/Trustee and certain of the Company's and Trust's officers have an interest in Lord Abbett.

4.  DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in capital.

The tax character of the distributions paid during the six months ended March 31, 2004, and the fiscal year ended September 30, 2003 are as follows:

                                      NATIONAL                     CALIFORNIA
--------------------------------------------------------------------------------------
                                3/31/2004*     9/30/2003      3/31/2004*     9/30/2003
--------------------------------------------------------------------------------------
Distributions paid from:
Ordinary income              $          -   $    709,004   $          -   $          -
Tax exempt income              12,232,965     25,672,140      3,868,179      8,871,342
--------------------------------------------------------------------------------------
Total distributions paid     $ 12,232,965   $ 26,381,144   $  3,868,179   $  8,871,342
======================================================================================

                                     CONNECTICUT                     HAWAII
--------------------------------------------------------------------------------------
                                3/31/2004*     9/30/2003      3/31/2004*     9/30/2003
--------------------------------------------------------------------------------------
Distributions paid from:
Tax exempt income            $  1,959,623   $  4,356,708   $  1,454,946   $  3,177,488
--------------------------------------------------------------------------------------
Total distributions paid     $  1,959,623   $  4,356,708   $  1,454,946   $  3,177,488
======================================================================================

                                      MINNESOTA                     MISSOURI
--------------------------------------------------------------------------------------
                                3/31/2004*     9/30/2003      3/31/2004*     9/30/2003
--------------------------------------------------------------------------------------
Distributions paid from:
Tax exempt income            $    748,564   $  1,329,120   $  3,064,665   $  6,009,033
--------------------------------------------------------------------------------------
Total distributions paid     $    748,564   $  1,329,120   $  3,064,665   $  6,009,033
======================================================================================

                                     NEW JERSEY                     NEW YORK
--------------------------------------------------------------------------------------
                                3/31/2004*     9/30/2003      3/31/2004*     9/30/2003
--------------------------------------------------------------------------------------
Distributions paid from:
Tax exempt income            $  3,233,947   $  7,202,044   $  5,523,974   $ 11,705,846
--------------------------------------------------------------------------------------
Total distributions paid     $  3,233,947   $  7,202,044   $  5,523,974   $ 11,705,846
======================================================================================

                                        TEXAS                      WASHINGTON
--------------------------------------------------------------------------------------
                                3/31/2004*     9/30/2003      3/31/2004*     9/30/2003
--------------------------------------------------------------------------------------
Distributions paid from:
Tax exempt income            $  1,684,463   $  3,451,579   $  1,150,811   $  2,382,580
--------------------------------------------------------------------------------------
Total distributions paid     $  1,684,463   $  3,451,579   $  1,150,811   $  2,382,580
======================================================================================

                                       INSURED                       FLORIDA
--------------------------------------------------------------------------------------
                                3/31/2004*     9/30/2003**    3/31/2004*     9/30/2003
--------------------------------------------------------------------------------------
Distributions paid from:
Tax exempt income            $     72,084   $     19,301   $  1,741,432   $  3,821,091
--------------------------------------------------------------------------------------
Total distributions paid     $     72,084   $     19,301   $  1,741,432   $  3,821,091
======================================================================================

                                       GEORGIA                      MICHIGAN
--------------------------------------------------------------------------------------
                                3/31/2004*     9/30/2003      3/31/2004*     9/30/2003
--------------------------------------------------------------------------------------
Distributions paid from:
Tax exempt income            $  1,761,642   $  3,203,266   $  1,447,917   $  2,853,218
Net long term capital gains             -        214,585              -              -
--------------------------------------------------------------------------------------
Total distributions paid     $  1,761,642   $  3,417,851   $  1,447,917   $  2,853,218
======================================================================================

                                    PENNSYLVANIA
--------------------------------------------------------
                                3/31/2004*     9/30/2003
--------------------------------------------------------
Distributions paid from:
Tax exempt income            $  2,038,747   $  4,360,779
--------------------------------------------------------
Total distributions paid     $  2,038,747   $  4,360,779
========================================================

*Unaudited

**For the period June 23, 2003 (commencement of investment operations) to September 30, 2003.

As of September 30, 2003, the capital loss carryforwards, along with the related expiration dates, were as follows:

                     2004        2005      2006           2007           2008           2009      2010        2011          TOTAL
---------------------------------------------------------------------------------------------------------------------------------
National      $         -   $       -   $     -   $          -   $ 11,399,772   $    385,136   $     -   $ 255,373   $ 12,040,281
California              -           -         -              -      3,282,765              -         -      34,990      3,317,755
Connecticut       268,469           -         -              -        677,619        518,107         -           -      1,464,195
Hawaii          1,096,898           -         -         37,384        584,699        268,000         -           -      1,986,981
Minnesota               -           -         -              -              -        560,978         -           -        560,978
Missouri          484,385      31,063         -              -        151,236         86,407         -           -        753,091
New Jersey              -           -         -              -      3,467,129              -         -     405,467      3,872,596
New York        1,668,796           -         -              -        983,645      1,190,572         -      25,993      3,869,006
Texas                   -           -         -              -      2,739,564        579,267         -           -      3,318,831
Washington        295,103           -         -              -        947,474        710,842         -      42,693      1,996,112
Florida         1,035,870           -         -      3,917,644      1,479,660              -         -     763,887      7,197,061
Georgia                 -           -         -              -              -              -         -      92,644         92,644
Michigan                -           -         -        998,605        711,637              -         -           -      1,710,242
Pennsylvania            -           -         -              -        762,318              -         -       1,955        764,273

As of March 31, 2004, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes are as follows:

                                              GROSS            GROSS                NET
                                         UNREALIZED        UNREALIZED        UNREALIZED
                         TAX COST              GAIN              LOSS              GAIN
---------------------------------------------------------------------------------------
National           $  566,924,415     $  37,848,601      $  (786,042)     $  37,062,559
California            178,559,240        11,865,849          (38,769)        11,827,080
Connecticut            87,098,247         6,291,659          (21,435)         6,270,224
Hawaii                 65,319,182         5,915,672           (3,258)         5,912,414
Minnesota              36,129,577         1,983,019           (4,733)         1,978,286
Missouri              141,817,557         9,312,260             (635)         9,311,625
New Jersey            135,970,187        10,686,469                -         10,686,469
New York              241,442,056        20,185,549         (352,054)        19,833,495
Texas                  71,048,475         8,757,368          (17,441)         8,739,927
Washington             47,046,233         3,839,084          (31,604)         3,807,480
Insured                 7,243,582           126,802          (10,087)           116,715
Florida                80,633,033         7,249,244          (79,327)         7,169,917
Georgia                85,968,763         5,137,171          (27,892)         5,109,279
Michigan               64,720,606         5,583,829              (63)         5,583,766
Pennsylvania           91,996,669         7,713,625          (88,723)         7,624,902

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

5.  PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (other than short-term investments) are as follows:

                                                    SIX MONTHS ENDED MARCH 31, 2004
-----------------------------------------------------------------------------------
                                                      PURCHASES               SALES
-----------------------------------------------------------------------------------
National                                         $  499,923,714      $  505,474,698
California                                           44,866,881          47,898,357
Connecticut                                           5,675,121           8,231,031
Hawaii                                                1,625,195           4,423,691
Minnesota                                            10,250,367           6,731,516
Missouri                                             23,924,427          25,005,442
New Jersey                                           23,959,027          32,821,033
New York                                             47,937,651          51,880,720
Texas                                                12,013,491          11,380,534
Washington                                           12,438,961          10,019,179
Insured                                               4,323,179             949,510
Florida                                              25,500,607          28,457,457
Georgia                                              12,474,941           6,080,067
Michigan                                             10,057,954           7,109,221
Pennsylvania                                         12,020,200          11,017,182

There were no purchases or sales of U.S. Government securities for the six months ended March 31, 2004.

6.  DIRECTORS'/TRUSTEES' REMUNERATION

The Company's and Trust's officers and the one Director/Trustee who are associated with Lord Abbett do not receive any compensation from the Company or Trust for serving in such capacities. Outside Directors'/Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors/Trustees under which outside Directors/Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors'/Trustees' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors'/Trustees' fees on the Statements of Operations and in Directors'/Trustees' fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.  EXPENSE REDUCTIONS

The Funds have entered into agreements with their transfer agent and/or custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' expenses.

8.  CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company ("SSB") is the Funds' custodian and accounting agent. SSB performs custodian, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund's NAV.

9.  INVESTMENT RISKS

Each Fund's performance and the value of its investments will vary in response to changes in interest rates and other market factors. As interest rates rise, a Fund's investments typically will lose value. This risk is usually greater for long-term bonds than for short-term bonds. As a result, the Funds, which tend to invest in longer-term bonds than many other municipal bond funds, normally will have more price volatility than those funds.

Additional risks that could reduce each Fund's performance or increase volatility include call risk, governmental risk, legislative risk, management risk and credit risk. Credit risk varies among states based upon the economic and fiscal conditions of each state and the municipalities within the state.

Each Fund (except National and Insured) is non-diversified which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. Thus, it may be exposed to greater risk.

Because each Fund other than National and Insured invests primarily in issuers of its particular state, its performance may be more affected by local, state and regional factors than a fund investing in municipal bonds issued in many states, such as National and Insured. These factors may include economic, political or state legislative developments, erosion of the tax base and the possibility of credit problems. In addition, downturns or developments in the U.S. economy or in foreign economies may harm the performance of each Fund, and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies.

Each Fund may invest up to 20% of its net assets in residual interest bonds ("RIBs"). RIBs, sometimes referred to as inverse floaters, are debt instruments with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security or the value of an index. Changes in the interest rate on the other security or index inversely affect the residual interest paid on the RIB, with the result that when interest rates rise, RIBs make lower interest payments and their values fall faster than fixed-rate bonds. But, when interest rates fall, not only do RIBs make higher interest payments, their values also rise faster than fixed-rate bonds.

Each Fund may purchase securities on a forward commitment or when-issued basis. Delivery and payment for such securities can take place a month or more after the transaction date. During this period such securities are subject to market fluctuations.

10. SUMMARY OF CAPITAL TRANSACTIONS

The Company has 1,000,000,000 authorized shares of capital stock (par value $.001) of which 900,000,000 are issued and allocated as follows: 150,000,000 to National, 110,000,000 to each of California, New Jersey, and New York, and 70,000,000 to each of Connecticut, Hawaii, Minnesota, Missouri, Texas, and Washington. The Trust has an unlimited number of shares of beneficial interest authorized.

                                                             SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED)
                                   ---------------------------------------------------------------------
                                     CONNECTICUT        HAWAII     MINNESOTA      MISSOURI    NEW JERSEY
--------------------------------------------------------------------------------------------------------
SHARES SOLD                              272,823       172,996       893,969     2,059,226     1,168,274
REINVESTMENT OF DISTRIBUTIONS             95,613       162,880       122,567       471,499       368,130
SHARES REACQUIRED                       (616,594)   (1,132,920)     (480,438)   (2,176,027)   (2,798,186)
--------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)                     (248,158)     (797,044)      536,098       354,698    (1,261,782)
--------------------------------------------------------------------------------------------------------

                                                             SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED)
                                   ---------------------------------------------------------------------
                                           TEXAS    WASHINGTON       GEORGIA      MICHIGAN  PENNSYLVANIA
--------------------------------------------------------------------------------------------------------
SHARES SOLD                              296,459       600,810     2,430,115     1,625,133       754,645
REINVESTMENT OF DISTRIBUTIONS            118,724       161,789       261,217       187,020       203,884
SHARES REACQUIRED                       (362,628)     (579,926)   (1,506,357)   (1,023,693)   (1,127,344)
--------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)                       52,555       182,673     1,184,975       788,460      (168,815)
--------------------------------------------------------------------------------------------------------

                                                                           YEAR ENDED SEPTEMBER 30, 2003
                                   ---------------------------------------------------------------------
                                     CONNECTICUT        HAWAII     MINNESOTA      MISSOURI    NEW JERSEY
--------------------------------------------------------------------------------------------------------
SHARES SOLD                              784,378     1,118,700     2,634,465     4,063,538     2,469,761
REINVESTMENT OF DISTRIBUTIONS            202,793       338,450       209,576       888,995       786,255
SHARES REACQUIRED                     (1,212,005)   (2,073,364)     (963,379)   (3,103,766)   (4,363,119)
--------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)                     (224,834)     (616,214)    1,880,662     1,848,767    (1,107,103)
--------------------------------------------------------------------------------------------------------

                                                                           YEAR ENDED SEPTEMBER 30, 2003
                                   ---------------------------------------------------------------------
                                           TEXAS    WASHINGTON       GEORGIA      MICHIGAN  PENNSYLVANIA
--------------------------------------------------------------------------------------------------------
SHARES SOLD                              562,546     1,436,340     5,253,056     3,578,052     1,876,842
REINVESTMENT OF DISTRIBUTIONS            237,487       318,921       491,682       353,430       407,087
SHARES REACQUIRED                       (923,282)   (1,270,360)   (2,815,614)   (1,989,612)   (2,336,153)
--------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)                     (123,249)      484,901     2,929,124     1,941,870       (52,224)
--------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONCLUDED)

Transactions (both shares and dollars) in Funds with multiple classes are as follows:

                                                    SIX MONTHS ENDED                        YEAR ENDED
NATIONAL                                  MARCH 31, 2004 (UNAUDITED)                SEPTEMBER 30, 2003
------------------------------------------------------------------------------------------------------
                                            SHARES            AMOUNT          SHARES            AMOUNT
------------------------------------------------------------------------------------------------------
CLASS A SHARES

SHARES SOLD                              2,657,299    $   30,696,779       5,669,665    $   65,071,288
REINVESTMENT OF DISTRIBUTIONS              640,143         7,380,287       1,359,829        15,627,071
SHARES REACQUIRED                       (2,715,473)      (31,452,821)     (7,418,567)      (85,075,942)
------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)                        581,969    $    6,624,245        (389,073)   $   (4,377,583)
------------------------------------------------------------------------------------------------------

CLASS B SHARES

SHARES SOLD                                153,801    $    1,787,714         980,446    $   11,338,944
REINVESTMENT OF DISTRIBUTIONS               28,676           331,300          58,692           675,936
SHARES REACQUIRED                         (345,208)       (4,001,001)       (727,080)       (8,357,818)
------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)                       (162,731)   $   (1,881,987)        312,058    $    3,657,062
------------------------------------------------------------------------------------------------------

CLASS C SHARES

SHARES SOLD                                247,662    $    2,875,670         988,068    $   11,461,006
REINVESTMENT OF DISTRIBUTIONS               39,511           456,134          80,448           925,745
SHARES REACQUIRED                         (437,898)       (5,072,890)       (577,892)       (6,648,381)
------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)                       (150,725)   $   (1,741,086)        490,624    $    5,738,370
------------------------------------------------------------------------------------------------------

CALIFORNIA
------------------------------------------------------------------------------------------------------
                                            SHARES            AMOUNT          SHARES            AMOUNT
------------------------------------------------------------------------------------------------------
CLASS A SHARES

SHARES SOLD                                844,366    $    9,194,622       1,492,737    $   16,255,433
REINVESTMENT OF DISTRIBUTIONS              193,876         2,101,899         413,818         4,507,517
SHARES REACQUIRED                       (1,403,298)      (15,246,634)     (2,583,054)      (28,071,598)
------------------------------------------------------------------------------------------------------
DECREASE                                  (365,056)   $   (3,950,113)       (676,499)   $   (7,308,648)
------------------------------------------------------------------------------------------------------

CLASS C SHARES

SHARES SOLD                                141,680    $    1,533,321         510,721    $    5,606,781
REINVESTMENT OF DISTRIBUTIONS                9,756           105,775          21,919           238,826
SHARES REACQUIRED                         (245,982)       (2,656,156)       (310,511)       (3,360,618)
------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)                        (94,546)   $   (1,017,060)        222,129    $    2,484,989
------------------------------------------------------------------------------------------------------

NEW YORK
------------------------------------------------------------------------------------------------------
                                            SHARES            AMOUNT          SHARES            AMOUNT
------------------------------------------------------------------------------------------------------
CLASS A SHARES

SHARES SOLD                                567,713    $    6,496,548       2,926,447    $   33,217,359
REINVESTMENT OF DISTRIBUTIONS              283,589         3,235,477         594,191         6,775,806
SHARES REACQUIRED                       (1,214,438)      (13,914,430)     (3,567,933)      (40,743,765)
------------------------------------------------------------------------------------------------------
DECREASE                                  (363,136)   $   (4,182,405)        (47,295)   $     (750,600)
------------------------------------------------------------------------------------------------------

CLASS C SHARES

SHARES SOLD                                236,490    $    2,700,412         506,318    $    5,809,463
REINVESTMENT OF DISTRIBUTIONS                8,488            96,856          16,052           183,062
SHARES REACQUIRED                         (109,462)       (1,250,218)       (192,259)       (2,174,296)
------------------------------------------------------------------------------------------------------
INCREASE                                   135,516    $    1,547,050         330,111    $    3,818,229
------------------------------------------------------------------------------------------------------

                                                    SIX MONTHS ENDED                      PERIOD ENDED
INSURED                                   MARCH 31, 2004 (UNAUDITED)               SEPTEMBER 30, 2003*
------------------------------------------------------------------------------------------------------
                                            SHARES            AMOUNT          SHARES            AMOUNT
------------------------------------------------------------------------------------------------------
CLASS A SHARES

SHARES SOLD                                166,297    $    1,653,879         368,851    $    3,663,501
REINVESTMENT OF DISTRIBUTIONS                5,420            53,886           1,182            11,397
SHARES REACQUIRED                          (85,748)         (863,082)           (534)           (5,208)
------------------------------------------------------------------------------------------------------
INCREASE                                    85,969    $      844,683         369,499    $    3,669,690
------------------------------------------------------------------------------------------------------

CLASS B SHARES

SHARES SOLD                                 13,800    $      137,344          31,393    $      307,348
REINVESTMENT OF DISTRIBUTIONS                   38               383               4                38
SHARES REACQUIRED                           (3,726)          (37,556)              -                 -
------------------------------------------------------------------------------------------------------
INCREASE                                    10,112    $      100,171          31,397    $      307,386
------------------------------------------------------------------------------------------------------

CLASS C SHARES

SHARES SOLD                                232,588    $    2,328,058          31,544    $      309,785
REINVESTMENT OF DISTRIBUTIONS                  114             1,130              32               307
SHARES REACQUIRED                          (19,958)         (200,411)              -                 -
------------------------------------------------------------------------------------------------------
INCREASE                                   212,744    $    2,128,777          31,576    $      310,092
------------------------------------------------------------------------------------------------------

CLASS P SHARES

SHARES SOLD                                      -    $            -           1,000    $       10,000
REINVESTMENT OF DISTRIBUTIONS                   13               124               4                42
------------------------------------------------------------------------------------------------------
INCREASE                                        13    $          124           1,004    $       10,042
------------------------------------------------------------------------------------------------------

                                                    SIX MONTHS ENDED                        YEAR ENDED
FLORIDA                                  MARCH  31, 2004 (UNAUDITED)                SEPTEMBER 30, 2003
------------------------------------------------------------------------------------------------------
                                            SHARES            AMOUNT          SHARES            AMOUNT
------------------------------------------------------------------------------------------------------
CLASS A SHARES

SHARES SOLD                              1,758,872    $    8,691,274       1,544,362    $    7,546,963
REINVESTMENT OF DISTRIBUTIONS              153,087           744,917         314,963         1,533,647
SHARES REACQUIRED                       (1,323,269)       (6,455,580)     (2,768,788)      (13,472,904)
------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)                        588,690    $    2,980,611        (909,463)   $   (4,392,294)
------------------------------------------------------------------------------------------------------

CLASS C SHARES

SHARES SOLD                                 78,279    $      381,239         262,470    $    1,292,387
REINVESTMENT OF DISTRIBUTIONS                8,016            39,073          12,271            59,826
SHARES REACQUIRED                         (129,465)         (635,732)       (131,233)         (643,551)
------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)                        (43,170)   $     (215,420)        143,508    $      708,662
------------------------------------------------------------------------------------------------------

*For the period June 23, 2003 (commencement of investment operations) to September 30, 2003.

HOUSEHOLDING

The Company and Trust have adopted a policy that allows them to send only one copy of the Funds' Prospectus, proxy material, annual report and semi-annual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Funds' portfolio securities is available without charge, upon request, (i) by calling 888-522-2388, (ii) on Lord Abbett's web site at www.LordAbbett.com, and (iii) on the SEC's website at www.sec.gov.

[LORD ABBETT(R) LOGO]

                                                          Lord Abbett Tax-Free Income Fund Inc.
                                                                 Lord Abbett National Tax-Free Income Fund
                                                                 Lord Abbett California Tax-Free Income Fund
                                                                 Lord Abbett Connecticut Tax-Free Income Fund
                                                                 Lord Abbett Hawaii Tax-Free Income Fund
                                                                 Lord Abbett Minnesota Tax-Free Income Fund
                                                                 Lord Abbett Missouri Tax-Free Income Fund
                                                                 Lord Abbett New Jersey Tax-Free Income Fund
                                                                 Lord Abbett New York Tax-Free Income Fund
                                                                 Lord Abbett Texas Tax-Free Income Fund
    This report when not used for the general                    Lord Abbett Washington Tax-Free Income Fund
 information of shareholders of the Fund, is to           Lord Abbett Tax-Free Income Trust
 be distributed only if preceded or accompanied                  Lord Abbett Insured Intermediate Tax-Free Fund
          by a current Fund Prospectus.                          Florida Series
                                                                 Georgia Series
  Lord Abbett Mutual Fund shares are distributed by:             Michigan Series
             LORD ABBETT DISTRIBUTOR LLC                         Pennsylvania Series                                    LATFI-3-304
90 Hudson Street - Jersey City, New Jersey 07302-3973                                                                        (5/04)

ITEM 2: Code of Ethics.
                  Not applicable

ITEM 3: Audit Committee Financial Expert.
                  Not applicable.

ITEM 4-8: [Reserved]

ITEM 9:  Submission of Matters to a Vote of Security Holders.
                  Not Applicable.

ITEM 10: Controls and Procedures.

         (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of May 24, 2004, the Chief Executive Officer and Chief Financial Officer of the registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

         (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11: Exhibits.

ITEM 11(a): Not applicable.

ITEM 11(b):
    (i) Certification of each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

    (ii) Certification of each principal executive officer and principal financial officer of the registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                    Lord Abbett Tax-Free Income Fund, Inc.


                                    /s/ Robert S. Dow
                                    -----------------
                                    Robert S. Dow
                                    Chief Executive Officer,
                                    Chairman and President


                                    /s/ Joan A. Binstock
                                    --------------------
                                    Joan A. Binstock
                                    Chief Financial Officer and Vice President


Date: May 24, 2004

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                    Lord Abbett Tax-Free Income Fund, Inc.


                                    /s/ Robert S. Dow
                                    -----------------
                                    Robert S. Dow
                                    Chief Executive Officer,
                                    Chairman and President


                                    /s/ Joan A. Binstock
                                    --------------------
                                    Joan A. Binstock
                                    Chief Financial Officer and Vice President


Date:
 May 24, 2004